           AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 30, 1998
                                                    REGISTRATION NO.:  333-38297
                                                                       811-08455

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                         POST-EFFECTIVE AMENDMENT NO. 1                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                               AMENDMENT NO. 2                               /X/

                              -------------------

                MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this registration statement.

                              -------------------

    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX)

    X      immediately upon filing pursuant to paragraph (b)
---------
           on (date) pursuant to paragraph (b)
---------
           60 days after filing pursuant to paragraph (a)
---------
           on (date) pursuant to paragraph (a) of rule 485.
---------
           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL
           STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                                                     CAPTION
--------------------------------------    --------------------------------------
PART A                                                 PROSPECTUSES
 1.  .................................    Cover Page
 2.  .................................    Prospectus Summary; Summary of Fund
                                          Expenses
 3.  .................................    Performance Information
 4.  .................................    Investment Objective and Policies; The
                                          Fund and its Management; Cover Page;
                                           Investment Restrictions; Prospectus
                                           Summary
 5.  .................................    The Fund and Its Management; Back
                                          Cover; Investment Objective and
                                           Policies
 6.  .................................    Dividends, Distributions and Taxes;
                                          Additional Information
 7.  .................................    Underwriting; Purchase of Portfolio
                                          Shares; Shareholder Services
 8.  .................................    Redemptions and Repurchases;
                                          Shareholder Services
 9.  .................................    Not Applicable
10.  .................................    Experts; Financial Statements

PART B                                     STATEMENT OF ADDITIONAL INFORMATION
11.  .................................    Cover Page
12.  .................................    Table of Contents
13.  .................................    The Fund and Its Management
14.  .................................    Investment Practices and Policies;
                                          Investment Restrictions; Portfolio
                                           Transactions and Brokerage
15.  .................................    The Fund and Its Management; Trustees
                                          and Officers
16.  .................................    Trustees and Officers
17.  .................................    The Fund and Its Management; The
                                          Distributor; Shareholder Services;
                                           Custodian and Transfer Agent;
                                           Independent Accountants
18.  .................................    Portfolio Transactions and Brokerage
19.  .................................    Description of Shares
20.  .................................    The Distributor; Purchase of Portfolio
                                          Shares; Redemptions and Repurchases;
                                           Statement of Assets and Liabilities;
                                           Shareholder Services
21.  .................................    Dividends, Distributions and Taxes
22.  .................................    Purchase of Portfolio Shares
23.  .................................    Performance Information

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

              PROSPECTUS
              JULY 30, 1998


              Morgan Stanley Dean Witter Competitive Edge Fund (the "Fund") is an open-end, diversified management investment company currently consisting of two separate portfolios: the "Best Ideas" Portfolio and the Competitive Edge Portfolio. The portfolio covered in this Prospectus, the "Best Ideas" Portfolio (the " 'Best Ideas' Portfolio" or the "Portfolio"), has an investment objective of long-term capital growth and invests primarily in the common stocks of U.S. and non-U.S. companies included in the "Best Ideas" subgroup of "Global
Investing: The Competitive Edge," a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research ("MSDW Equity Research"). See "Investment Objective and Policies."


               The "Best Ideas" Portfolio offers four classes of shares (each, a "Class"), each with a different combination of sales charges, ongoing fees and other features. The different distribution arrangements permit an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. (See "Purchase of Portfolio Shares--Alternative Purchase Arrangements.")



               This Prospectus sets forth concisely the information you should know before investing in the "Best Ideas" Portfolio of the Fund. It should be read and retained for future reference. Additional information about the "Best Ideas" Portfolio of the Fund is contained in the Statement of Additional Information, dated July 30, 1998, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at the address or telephone numbers listed on this page. The Statement of Additional Information is incorporated herein by reference.



  MORGAN STANLEY DEAN WITTER DISTRIBUTORS INC.
   DISTRIBUTOR


      TABLE OF CONTENTS


Prospectus Summary/2
Summary of Fund Expenses/4
Financial Highlights/6
The Fund and its Management/7
Investment Objective and Policies/7
  Risk Considerations and Investment
   Practices/9
Investment Restrictions/16
Purchase of Portfolio Shares/17
Shareholder Services/28
Redemptions and Repurchases/31
Dividends, Distributions and Taxes/32
Performance Information/33
Additional Information/33
Financial Statements--May 31, 1998/37
Report of Independent Accountants/49



SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Morgan Stanley Dean Witter
    Competitive Edge Fund
    "Best Ideas" Portfolio
    Two World Trade Center
    New York, New York 10048
    (212) 392-2550 or
    (800) 869-NEWS (toll-free)

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


The                 The Fund is an open-end, diversified management investment company currently consisting of two separate
Fund                portfolios. The portfolio covered by this Prospectus, the "Best Ideas" Portfolio (the " 'Best Ideas' Portfolio"
                    or the "Portfolio"), invests primarily in the common stocks of U.S. and non-U.S. companies included in the "Best
                    Ideas" subgroup of "Global Investing: The Competitive Edge," a research compilation assembled and maintained by
                    Morgan Stanley Dean Witter Equity Research ("MSDW Equity Research").
------------------------------------------------------------------------------------------------------------------------------------
Shares Offered      Shares of beneficial interest with $0.01 par value of the "Best Ideas" Portfolio (see page 35). The Portfolio offers four Classes of shares, each with a different combination of sales charges, ongoing fees and other features (see pages 19-28).
------------------------------------------------------------------------------------------------------------------------------------
Minimum             The minimum initial investment for each Class is $1,000 ($100 if the account is opened through EasyInvest-SM-).
Purchase            Class D shares are only available to persons investing $5 million ($25 million for certain qualified plans) or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million (or
                    $25 million) investment for Class D shares, and subject to the $1,000 minimum initial investment for each Class of the Portfolio, an investor's existing holdings of Class A shares and shares of funds for which Morgan Stanley
                    Dean Witter Advisors Inc. serves as investment manager ("Morgan Stanley Dean Witter Funds") that are sold with a front-end sales charge, and concurrent investments in Class D shares of the Portfolio and other Morgan Stanley
                    Dean Witter Funds that are multiple class funds will be aggregated. The minimum subsequent investment is $100
                    (see page 19).
------------------------------------------------------------------------------------------------------------------------------------
Investment          The investment objective of the "Best Ideas" Portfolio is long-term capital growth (see page 9).
Objective
------------------------------------------------------------------------------------------------------------------------------------
Investment          Morgan Stanley Dean Witter Advisors Inc., the Investment Manager of the Fund, and its wholly-owned subsidiary,
Manager             Morgan Stanley Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 100 investment companies and other portfolios with assets of approximately
                    $115.2 billion at June 30, 1998.
------------------------------------------------------------------------------------------------------------------------------------
Management          The Investment Manager receives a monthly fee at the annual rates of 0.65% of the Portfolio's average daily net
Fee                 assets not exceeding $1.5 billion and 0.625% of the Portfolio's average daily net assets exceeding $1.5 billion.
                    The fee should not be compared with fees paid by other investment companies without also considering applicable sales loads and distribution fees, including those noted below (see page 9).
------------------------------------------------------------------------------------------------------------------------------------
Distributor and     Morgan Stanley Dean Witter Distributors Inc. (the "Distributor") is the Fund's Underwriter and Distributor. The
Distribution Fee    Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act (the "12b-1 Plan")
                    with respect to the distribution fees paid by the Class A, Class B and Class C shares of the Portfolio to the
                    Distributor. The entire 12b-1 fee payable by Class A and a portion of the 12b-1 fee payable by each of Class B and Class C equal to 0.25% of the average daily net assets of the Class are currently each characterized as a service fee within the meaning of the National Association of Securities Dealers, Inc. guidelines. The remaining portion of the 12b-1 fee, if any, is characterized as an asset-based sales charge (see pages 28 and 34).
------------------------------------------------------------------------------------------------------------------------------------
Alternative         Four Classes of shares of the "Best Ideas" Portfolio are offered:
Purchase            - Class A shares are offered with a front-end sales charge, starting at 5.25% and reduced for larger purchases.
Arrangements        Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charge at the time of purchase but a contingent deferred sales charge ("CDSC") of 1.0% may be imposed on redemptions within one year of purchase. The Fund, on behalf of the Portfolio, is authorized to reimburse the Distributor for specific expenses incurred in promoting the distribution of the Portfolio's Class A shares and servicing shareholder accounts pursuant to the Fund's
                    12b-1 Plan. Reimbursement may in no event exceed an amount equal to payments at an annual rate of up to 0.25% of average daily net assets of the Class of the Portfolio (see pages 19, 22 and 28).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    - Class B shares are offered without a front-end sales charge, but will in most cases be subject to a CDSC
                    (scaled down from 5.0% to 1.0%) if redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of a Class B account with the
                    Portfolio falls below the aggregate amount of the investor's purchase payments made during the six years preceding the redemption. A different CDSC schedule applies to investments by certain qualified plans. Class B shares are also subject to a 12b-1 fee assessed at the annual rate of 1.0% of the average daily net assets of
                    Class B of the Portfolio. Class B shares convert to Class A shares approximately ten years after the date of the original purchase (see pages 19, 25 and 28).
                    - Class C shares are offered without a front-end sales charge, but will in most cases be subject to a CDSC of
                    1.0% if redeemed within one year after purchase. The Fund, on behalf of the Portfolio, is authorized to reimburse the Distributor for specific expenses incurred in promoting the distribution of the Portfolio's Class
                    C shares and servicing shareholder accounts pursuant to the Fund's 12b-1 Plan. Reimbursement may in no event exceed an amount equal to payments at an annual rate of up to 1.0% of average daily net assets of the Class of the Portfolio (see pages 19, 27 and 28).
                    - Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for certain qualified plans) and to certain other limited categories of investors. Class D shares are offered without a front-end sales charge or CDSC and are not subject to any 12b-1 fee (see pages 19, 27 and 28).
------------------------------------------------------------------------------------------------------------------------------------
Dividends and       Dividends from net investment income and distributions from net capital gains, if any, are paid at least once
Capital Gains       per year. The Portfolio may, however, determine to retain all or part of any net long-term capital gains in any
Distributions       year for reinvestment. Dividends and capital gains distributions paid on shares of a Class are automatically reinvested in additional shares of the same Class at net asset value unless the shareholder elects to receive cash. Shares acquired by dividend and distribution reinvestment will not be subject to any sales charge or CDSC
                    (see pages 30 and 34).
------------------------------------------------------------------------------------------------------------------------------------
Redemption          Shares of the Portfolio are redeemable by the shareholder at net asset value less any applicable CDSC on Class
                    A, Class B or Class C shares. An account may be involuntarily redeemed if the total value of the account is less than $100 or, if the account was opened through EasyInvest-SM-, if after twelve months the shareholder has invested less than $1,000 in the account (see page 33).
------------------------------------------------------------------------------------------------------------------------------------
Risk                An investment in the "Best Ideas" Portfolio should be considered a long-term holding and subject to all the
Considerations      risks associated with investing in a relatively small universe of equity securities of companies in domestic and foreign markets. The net asset value of the Portfolio's shares will fluctuate with changes in the market value of its portfolio securities, and therefore, will increase or decrease due to a variety of economic, market or political factors which cannot be predicted. There can be no assurance that the securities contained in the
                    Competitive Edge "Best Ideas" List, which currently consists of only 40 companies, will perform as anticipated.
                    Past performance of securities and issuers included in the Competitive Edge "Best Ideas" List cannot be used to predict future results of the Portfolio, which is actively managed by the Investment Manager and the results of which are expected to vary from the performance of the Competitive Edge "Best Ideas" List. It should be recognized that foreign securities and markets in which the Portfolio may invest pose different and greater risks than those customarily associated with domestic securities and their markets such as fluctuations in foreign currency exchange rates (i.e., if a substantial portion of the Portfolio's assets is denominated in foreign currencies which decrease in value with respect to the U.S. dollar, the value of the investor's shares and the distributions made on those shares will, likewise, decrease in value), foreign securities exchange controls and foreign tax rates. The Portfolio may enter into repurchase agreements which entail certain risks and may utilize certain investment techniques including options and futures transactions and forward foreign currency exchange transactions which may be considered speculative in nature and may involve greater risks than those customarily assumed by other investment companies which do not utilize such instruments (see pages 12-17).


--------------------------------------------------------------------------------

  THE ABOVE IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING
         ELSEWHERE IN THE PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL
                                  INFORMATION.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


    The following table illustrates all expenses and fees that a shareholder of the Portfolio will incur. The expenses and fees set forth in the table are based on the fees and exexpenses for the fiscal period ended May 31, 1998 of the Portfolio.



                                                                                   CLASS A    CLASS B    CLASS C    CLASS D
                                                                                  ---------   -------   ---------   -------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)...   5.25%(1)    None      None        None
Sales Charge Imposed on Dividend Reinvestments..................................   None        None      None        None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds).................................................   None(2)     5.00%(3)  1.00%(4)    None
Redemption Fees.................................................................   None        None      None        None
Exchange Fee....................................................................   None        None      None        None
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management Fees* (5)............................................................   0.65%       0.65%     0.65%       0.65%
12b-1 Fees (6) (7)..............................................................   0.25%       1.00%     1.00%       None
Other Expenses* (5).............................................................   0.23%       0.23%     0.23%       0.23%
Total Fund Operating Expenses* (8)..............................................   1.13%       1.88%     1.88%       0.88%


------------

* THE INVESTMENT MANAGER AGREED TO ASSUME ALL OPERATING EXPENSES (EXCEPT FOR BROKERAGE AND 12b-1 FEES) AND TO WAIVE THE COMPENSATION PROVIDED FOR IN ITS MANAGEMENT AGREEMENT FOR THE PORTFOLIO UNTIL SUCH TIME AS THE PORTFOLIO HAS ATTAINED $50 MILLION IN NET ASSETS OR UNTIL SIX MONTHS FROM COMMENCEMENT OF THE PORTFOLIO'S OPERATIONS, WHICHEVER OCCURS FIRST. THE PORTFOLIO ATTAINED $50 MILLION IN NET ASSETS ON FEBRUARY 25, 1998. THE FEES AND EXPENSES DISCLOSED ABOVE DO NOT REFLECT THE ASSUMPTION OF ANY EXPENSES OR THE WAIVER OF ANY COMPENSATION BY THE INVESTMENT MANAGER.

(1) REDUCED FOR PURCHASES OF $25,000 AND OVER (SEE "PURCHASE OF PORTFOLIO SHARES--INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES").
(2) INVESTMENTS THAT ARE NOT SUBJECT TO ANY SALES CHARGE AT THE TIME OF PURCHASE ARE SUBJECT TO A CDSC OF 1.00% THAT WILL BE IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR AFTER PURCHASE, EXCEPT FOR CERTAIN SPECIFIC CIRCUMSTANCES (SEE "PURCHASE OF PORTFOLIO SHARES--INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES").
(3) THE CDSC IS SCALED DOWN TO 1.00% DURING THE SIXTH YEAR, REACHING ZERO THEREAFTER.
(4) ONLY APPLICABLE TO REDEMPTIONS MADE WITHIN ONE YEAR AFTER PURCHASE (SEE "PURCHASE OF PORTFOLIO SHARES-- LEVEL LOAD ALTERNATIVE--CLASS C SHARES").

(5) MANAGEMENT FEES AND OTHER EXPENSES ARE BASED ON THE FUND'S ACTUAL AGGREGATE EXPENSES.


(6) THE 12b-1 FEE IS ACCRUED DAILY AND PAYABLE MONTHLY. THE ENTIRE 12b-1 FEE PAYABLE BY CLASS A AND A PORTION OF THE 12b-1 FEE PAYABLE BY EACH OF CLASS B AND CLASS C OF THE PORTFOLIO EQUAL TO 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS ARE CURRENTLY EACH CHARACTERIZED AS A SERVICE FEE WITHIN THE MEANING OF NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. ("NASD") GUIDELINES AND ARE PAYMENTS MADE FOR PERSONAL SERVICE AND/OR MAINTENANCE OF SHAREHOLDER ACCOUNTS. THE REMAINDER OF THE 12b-1 FEE, IF ANY, IS AN ASSET-BASED SALES CHARGE, AND IS A DISTRIBUTION FEE PAID TO THE DISTRIBUTOR TO COMPENSATE IT FOR THE SERVICES PROVIDED AND THE EXPENSES BORNE BY THE DISTRIBUTOR AND OTHERS IN THE DISTRIBUTION OF THE PORTFOLIO OF THE FUND'S SHARES (SEE "PURCHASE OF PORTFOLIO SHARES--PLAN OF DISTRIBUTION").


(7) UPON CONVERSION OF CLASS B SHARES TO CLASS A SHARES, SUCH SHARES WILL BE SUBJECT TO THE LOWER 12b-1 FEE APPLICABLE TO CLASS A SHARES. NO SALES CHARGE IS IMPOSED AT THE TIME OF CONVERSION OF CLASS B SHARES TO CLASS A SHARES. CLASS C SHARES DO NOT HAVE A CONVERSION FEATURE AND, THEREFORE, ARE SUBJECT TO AN ONGOING 1.00% DISTRIBUTION FEE (SEE "PURCHASE OF PORTFOLIO SHARES--ALTERNATIVE PURCHASE ARRANGEMENTS").


(8) "TOTAL FUND OPERATING EXPENSES," AS SHOWN ABOVE WITH RESPECT TO EACH CLASS, ARE ESTIMATES BASED UPON THE SUM OF MANAGEMENT AND 12b-1 FEES, AND ESTIMATED "OTHER EXPENSES."

--------------------------------------------------------------------------------


EXAMPLES                                            1 Year   3 Years
--------------------------------------------------  ------   -------
You would pay the following expenses on a $1,000
 investment
 in the Portfolios assuming (1) a 5% annual return
 and (2) redemption at the end of
 each time period:
    Class A.......................................   $63       $87
    Class B.......................................   $69       $89
    Class C.......................................   $29       $59
    Class D.......................................   $ 9       $28

You would pay the following expenses on the same
 $1,000 investment in the Portfolios assuming no
 redemption at the end of the period:
    Class A.......................................   $63       $87
    Class B.......................................   $19       $59
    Class C.......................................   $19       $59
    Class D.......................................   $ 9       $28


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE PORTFOLIO MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. For a more complete description of these costs and expenses, see "The Fund and its Management," "Purchase of Portfolio Shares--Plan of Distribution" and "Redemptions and Repurchases."

    Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements, notes thereto, and the unqualified report of independent accountants, which are contained in this Prospectus commencing on page 35.



                                                                           FOR THE PERIOD FEBRUARY 26, 1998* THROUGH
                                                                                         MAY 31, 1998++
                                                                           ------------------------------------------
                                                                            CLASS A    CLASS B    CLASS C    CLASS D
                                                                            SHARES     SHARES     SHARES     SHARES
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.....................................  $   10.00  $   10.00  $   10.00  $   10.00
                                                                           ---------  ---------  ---------  ---------
Net investment income....................................................       0.05       0.03       0.03       0.08
Net realized and unrealized gain.........................................       0.32       0.32       0.32       0.30
                                                                           ---------  ---------  ---------  ---------
Total from investment operations.........................................       0.37       0.35       0.35       0.38
                                                                           ---------  ---------  ---------  ---------
Net asset value, end of period...........................................  $   10.37  $   10.35  $   10.35  $   10.38
                                                                           ---------  ---------  ---------  ---------
                                                                           ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN+(1)..............................................       3.70%     3.50%       3.50%     3.80%
RATIOS TO AVERAGE NET ASSETS (2):
Expenses.................................................................       1.13%     1.88%       1.88%     0.92%
Net investment income....................................................       1.66%     0.92%       0.91%     2.94%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions...................................  $     118  $   1,711  $     176  $       5
Portfolio turnover rate (1)..............................................         19%       19%         19%       19%
Average commission rate paid.............................................  $  0.0287  $  0.0287  $  0.0287  $  0.0287


------------

* Commencement of operations.


++ The per share amounts were computed using an average number of shares outstanding.


+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.


(1) Not annualized.


(2) Annualized.

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

    Morgan Stanley Dean Witter Competitive Edge Fund (the "Fund") is an open-end, diversified management investment company. The Fund is a trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of the Commonwealth of Massachusetts on October 16, 1997.


    Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors" or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"), a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. The Investment Manager, which was incorporated in July, 1992 under the name Dean Witter InterCapital Inc., changed its name to Morgan Stanley Dean Witter Advisors Inc. on June 22, 1998.



    MSDW Advisors and its wholly-owned subsidiary, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), serve in various investment management, advisory, management and administrative capacities to 101 investment companies, 28 of which are listed on the New York Stock Exchange, with combined assets of approximately $110.8 billion as of June 30, 1998. The Investment Manager also manages and advises portfolios of pension plans, other institutions and individuals which aggregated approximately $4.4 billion at such date.



    The Fund has retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, which includes the allocation of the "Best Ideas" Portfolio's assets principally among the securities on the Competitive Edge "Best Ideas" List (as defined below). MSDW Advisors has retained MSDW Services to perform the aforementioned administrative services for the Fund.



    The Fund's Board of Trustees reviews the various services provided by or under the direction of the Investment Manager to ensure that each Portfolio's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.



    As full compensation for the services and facilities furnished to the "Best Ideas" Portfolio and for expenses of the Portfolio incurred by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the Portfolio's net assets:
0.65% of the portion of daily net assets, not exceeding $1.5 billion and 0.625% of the portion of the daily net assets exceeding $1.5 billion. The Portfolio's expenses include: the fee of the Investment Manager, the fee pursuant to the Plan of Distribution (see "Purchase of Portfolio Shares"); taxes; transfer agent, auditing and custodian fees; certain legal fees; and printing and other expenses relating to the Portfolio's operations which are not expressly assumed by the Investment Manager under its Investment Management Agreement with the Fund.


INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    The Fund currently consists of two separate portfolios, each of which is operated as an open-end, diversified management investment company. The investment objective of the portfolio contained in this Prospectus, the "Best Ideas" Portfolio (the " 'Best Ideas' Portfolio" or the "Portfolio"), is long-term capital growth. The objective of the Portfolio is a fundamental policy and may not be changed without shareholder approval. There is no assurance that the objective of the Portfolio will be achieved.

    The "Best Ideas" Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the common stock (including depository receipts, such as ADRs or EDRs) of U.S. and non-U.S. companies included in the "Best Ideas" subgroup of "Global Investing:
The Competitive Edge," a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research ("MSDW Equity Research") and such Supplemental Securities (as defined below) chosen by the Investment Manager.

    MSDW EQUITY RESEARCH. MSDW Equity Research is recognized as a world leader in global financial research and provides comprehensive research and in-depth knowledge about general markets and specific companies from around the world. It believes that companies with a sustainable competitive edge in the operations of their businesses are worth more than their weaker competitors. Through its on-going research and analysis, MSDW Equity Research has developed and undertaken a comprehensive study which it calls "Global Investing: The Competitive Edge" which represents the list of those companies.


    Specifically, MSDW Equity Research group's research analysts and strategists presently evaluate approximately 2,000 companies in 21 industry sectors worldwide (the "MSDW Covered Securities"). An initial comprehensive review was conducted in October 1996 and identified 238 companies from the MSDW Covered Securities (then nearly 1,650) as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge List"). The criteria used to select companies that have a global competitive advantage vary according to industry sector. The Competitive Edge List is currently updated annually. From the Competitive Edge List, MSDW Equity Research then assembled a subgroup of 40 companies which it considered at that time to be the most attractive investment opportunities of the companies identified as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge 'Best Ideas' List"). MSDW Equity Research's Competitive Edge List and Competitive Edge "Best Ideas" List are not compiled with any particular client or product in mind and are not, and will not be, compiled with the Fund in mind. When selecting the companies for its Competitive Edge "Best Ideas" List, MSDW Equity Research does not take into account country or currency risk, and country or industry sector diversification concerns. MSDW publishes other lists of recommended securities that could be appropriate for Portfolio investors but which will not be used by the Investment Manager for choosing securities for the Portfolio. MSDW could at any time cease publishing the Competitive Edge List and the Competitive Edge "Best Ideas" List. In that event the Board of Trustees will make a determination of how to proceed in the best interests of shareholders of the Portfolio consistent with the Portfolio's investment objective. A list of the companies contained on the Competitive Edge "Best Ideas" List as of July 16, 1998 is set forth in the Statement of Additional Information. The Competitive Edge "Best Ideas" List is currently updated by MSDW Equity Research quarterly.


    In accordance with the Portfolio's investment restrictions described below, the Portfolio will not invest 25% or more of the value of its total assets in any one industry. In addition, as the Portfolio principally invests in the securities of companies on the Competitive Edge "Best Ideas" List, which currently consists of only 40 companies, the Portfolio will invest in a relatively small universe of securities. Accordingly, the Portfolio may be highly invested in any one industry or country. It is the intention of the Investment Manager that at least 1% and not more than 5% of the Portfolio's net assets will be invested in each company on the Competitive Edge "Best Ideas" List, determined at the time of investment and subject to the specific investment policies and restrictions described below. However, the Investment Manager may eliminate or reduce its investment in any company on the Competitive Edge "Best Ideas" List below 1% of the Portfolio's net assets, in the following circumstances: (a) the stock is no longer publicly traded, such as in the case of a leveraged buyout or merger; (b) in the view of the Investment Manager, there is a material adverse development with respect to a company, including but not limited to the downgrading of the company's rating by MSDW Equity Research; (c) concerns that, in view of the price of the company's securities, the depth of the market in those securities and the amount of those securities held or to be held by the Portfolio, retaining shares of that company or making additional purchases would be inadvisable because of liquidity concerns; or (d) the diversification and other requirements that apply to registered investment companies. The Investment Manager will monitor on an ongoing basis all companies falling within any of the circumstances described in this paragraph, and may increase the Portfolio's holdings in such company's shares when and if those conditions cease to exist. The Portfolio will purchase any security which is added to the Competitive Edge "Best Ideas" List, and will sell a security which is eliminated from the Competitive Edge "Best Ideas" List and any related Supplemental Security (as defined below), as soon as practicable after the Competitive Edge "Best Ideas" List has been updated by MSDW Equity Research, unless the Investment Manager decides to hold such security as a Supplemental Security. Accordingly, securities may be purchased and sold by the Portfolio when such purchases and sales would not be made under traditional investment criteria. The Investment Manager will not have access to the Competitive Edge "Best Ideas" List prior to its quarterly update by MSDW Equity Research.

    While the Portfolio intends to invest in securities on the Competitive Edge "Best Ideas" List, the Portfolio may purchase one or more supplemental securities ("Supplemental Securities") that are not included on the Competitive Edge "Best Ideas" List but are on the Competitive Edge List or, in the event no suitable securities are on the Competitive Edge List, such other securities deemed suitable by the Investment Manager. Supplemental Securities will generally be selected by the Investment Manager from the same or similar industry sector as the security which they are supplementing or replacing. Accordingly, the Portfolio's holdings may not be limited to those on the Competitive Edge "Best Ideas" List. While there is no limit on the total number of Supplemental Securities that the Portfolio may hold, Supplemental Securities and all other securities that are not on the Competitive Edge "Best Ideas" List generally will not exceed 35% of the Portfolio's total assets. In addition, each security on the Competitive Edge "Best Ideas" List which is supplemented or replaced, together with its corresponding Supplemental Securities, will have a combined weighting of no more than 5% of the Portfolio's net assets, determined at the time of investment.


    The Portfolio may invest up to 20% of its net assets in money market instruments or cash. The money market instruments in which the Portfolio may invest are securities issued or guaranteed by the U.S. Government (Treasury bills, notes and bonds (including zero coupon securities)) American bank obligations; Eurodollar certificates of deposit; obligations of American savings institutions; fully insured certificates of deposit; and commercial paper of American issuers rated within the two highest grades by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.


    There may be periods during which market conditions warrant reduction of some or all of the Portfolio's securities holdings. During such periods, the Portfolio may adopt a temporary "defensive" posture in which up to 100% of the Portfolio's net assets are invested in cash or money market instruments.

RISK CONSIDERATIONS AND INVESTMENT PRACTICES

    The net asset value of the Portfolio's shares will fluctuate with changes in the market value of its portfolio securities. The market value of the Portfolio's portfolio securities will increase or decrease due to a variety of economic, market or political factors which cannot be predicted. A general description and the risks involved of the various investment practices and techniques which the Portfolio may engage in is set forth below. A more detailed discussion can be found in this Fund's Statement of Additional Information.

    COMPETITIVE EDGE "BEST IDEAS" SELECTION. The net asset value of the Portfolio will fluctuate depending upon, among other things, the performance of the securities included on the Competitive Edge "Best Ideas" List, which currently consists of 40 companies and which is only updated quarterly. The Portfolio is subject to all the risks associated with investing in a small universe of securities. There can be no assurance that the securities contained in the Competitive Edge "Best Ideas" List will perform as anticipated. The selection of companies on the Competitive Edge "Best Ideas" List is a subjective determination by MSDW Equity Research. Past performance of the securities and issuers included in the Competitive Edge "Best Ideas" List cannot be used to predict future results of the Portfolio, which is actively managed by the Investment Manager and the results of which are expected to vary from the performance of the Competitive Edge "Best Ideas" List.


    POTENTIAL INVESTMENT RESTRICTIONS. The activities of an affiliate of the Investment Manager, including but not limited to Dean Witter Reynolds Inc. or Morgan Stanley & Co. Incorporated ("Morgan Stanley"), may from time to time limit the Portfolio's ability to purchase or sell securities on the Competitive Edge "Best Ideas" List. For instance, when Dean Witter Reynolds Inc. or Morgan Stanley or one of their affiliates is engaged in an underwriting or other distribution of stock of an issuer, the Investment Manager may be prohibited from purchasing the stock of that issuer for the Portfolio. In addition, the Competitive Edge "Best Ideas" List is available to other clients of MSDW and its affiliates, including the Investment Manager, as well as the Portfolio. The lists are also subject to restrictions related to MSDW's other businesses and particular securities may or may not be on the lists due to other business concerns of, or legal restrictions applicable to, MSDW.



    MSDW BUSINESSES. As a diversified financial services firm, with three primary businesses--securities, asset management and credit services, MSDW provides a wide range of financial services to issuers of securities and investors in securities. MSDW and others associated with it may create markets or specialize in, have positions in and affect transactions in securities of companies included on its research lists and may also perform or seek to perform investment banking services for those companies. Within the last three years MSDW may have managed or co-managed public security offerings for companies included on their research lists, and they or their employees may have a long or short position on holdings in the securities, or options on securities, or other related investments of companies included on their research lists.



    FOREIGN SECURITIES. Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies. Fluctuations in the relative rates of exchange between different currencies will affect the value of the Portfolio's investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Portfolio's assets denominated in that currency and thereby impact upon the Portfolio's total return on such assets.



    Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Moreover, foreign currency exchange rates may be affected by the regulatory control of the exchanges on which the currencies trade. The Portfolio will incur costs in connection with conversations between various currencies.

    Investments in foreign securities will also occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of a fund's assets and any effects of foreign social, economic or political instability. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgement against the issuers of such securities.



    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of fund trades effected in such markets. Inability to dispose of portfolio securities due to settlement delays could result in losses to the Portfolio due to subsequent declines in value of such securities and the inability of the Portfolio to make intended security purchases due to settlement problems could result in a failure of the Portfolio to make potentially advantageous investments.



    Many European countries are about to adopt a single European currency, the euro (the "Euro Conversion"). The consequence of the Euro Conversion for foreign exchange rates, interest rates and the value of European securities eligible for purchase by the Portfolio are presently unclear. Such consequences may adversely affect the value and/or increase the volatility of securities held by the Portfolio.


    The foreign securities in which the Portfolio will be investing may be issued by issuers located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts ("forward contracts") in connection with its foreign securities investments.

    A forward contract involves an obligation to purchase or sell a currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A fund may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates.

    The Portfolio will enter into forward contracts under various circumstances. When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, desire to "lock in" the price of the security in U.S. dollars or some other foreign currency which the Portfolio is temporarily holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase (by the Portfolio or the counterparty) and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


    At other times, when, for example, the Investment Manager believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar or some other foreign currency, the Portfolio may enter into a forward contract to sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities holdings (or securities which the Portfolio has purchased for its portfolio) denominated in such foreign currency. Under identical circumstances, the Portfolio may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of the portfolio securities to be hedged. This method of hedging, called "cross-hedging," will be selected by the Investment Manager when it is determined that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem.


    In addition, when the Investment Manager anticipates purchasing securities at some time in the future, and wishes to lock in the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, the Portfolio may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency. The Portfolio may, however, close out the forward contract without purchasing the security which was the subject of the "anticipatory" hedge.

    In all of the above circumstances, if the currency in which the Portfolio's securities holdings (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased (or sold), then the Portfolio will have realized fewer gains than had it not entered into the forward contracts. Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The Portfolio is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Manager. The Portfolio generally will not enter into a forward contract with a term of greater than one year, although it may enter into forward contracts for periods of up to five years. The Portfolio may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company.

    OPTIONS AND FUTURES TRANSACTIONS. The Portfolio may purchase and sell (write) call and put options on (i) portfolio securities which are denominated in either U.S. dollars or foreign currencies; (ii) stock indexes; and (iii) the U.S. dollar and foreign currencies. Such options are or may in the future be listed on several U.S. and foreign securities exchanges or may be traded in over-the-counter transactions ("OTC options"). OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Portfolio.

    The Portfolio is permitted to write covered call options on portfolio securities and the U.S. dollar and foreign currencies, without limit, in order to hedge against the decline in the value of a security or currency in which such security is denominated (although such hedge is limited to the value of the premium received) and to close out long call option positions. The Portfolio may write covered put options, under which the Portfolio incurs an obligation to buy the security (or currency) underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election.

    The Portfolio may purchase listed and OTC call and put options in amounts equalling up to 5% of its total assets. The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing or, in the case of call options on a foreign currency, to hedge against an adverse exchange rate change of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The Portfolio may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Portfolio's ability to purchase call and put options other than compliance with the foregoing policies.

    The Portfolio may purchase and sell futures contracts that are currently traded, or may in the future be traded, on U.S. and foreign commodity exchanges on underlying portfolio securities, on any currency ("currency" futures), on U.S. and foreign fixed-income securities ("interest rate" futures) and on such indexes of U.S. or foreign equity or fixed-income securities as may exist or come into being ("index" futures). The Portfolio may purchase or sell interest rate futures contracts for the purpose of hedging some or all of the value of its portfolio securities (or anticipated portfolio securities) against changes in prevailing interest rates. The Portfolio may purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio (or anticipated portfolio) securities against changes in their prices. The Portfolio may purchase or sell currency futures contracts to hedge against an anticipated rise or decline in the value of the currency in which a portfolio security is denominated vis-a-vis another currency. As a futures contract purchaser, the Portfolio incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, the Portfolio incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

    The Portfolio also may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position.

    New futures contracts, options and other financial products and various combinations thereof continue to be developed. The Portfolio may invest in any such futures, options or products as may be developed, to the extent consistent with its investment objective and applicable regulatory requirements.

    RISKS OF OPTIONS AND FUTURES TRANSACTIONS. The Portfolio may close out its position as writer of an option, or as a buyer or seller of a futures contract, only if a liquid secondary market exists for options or futures contracts of that series. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options may generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. Also, exchanges may limit the amount by which the price of many futures contracts may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

    Futures contracts and options transactions may be considered speculative in nature and may involve greater risks than those customarily assumed by other investment companies which do not invest in such instruments. One such risk is that the Investment Manager could be incorrect in its expectations as to the direction or extent of various interest rate or price movements or the time span within which the movements take place. For example, if the Portfolio sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, the Portfolio would lose money on the sale. Another risk which will arise in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities, currencies and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the U.S. dollar cash prices of the Portfolio's portfolio securities and their denominated currencies. See the Statement of Additional Information for a further discussion of these risks.

    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements, which may be viewed as a type of secured lending, and which typically involve the acquisition by the Portfolio of debt securities, from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. While repurchase agreements involve certain risks not associated with direct investments in debt securities, including the risks of default or bankruptcy of the selling financial institution, the Portfolio follows procedures to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and maintaining adequate collateralization. It is the current policy of the Portfolio not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 15% of the Portfolio's net assets in keeping with its policy on illiquid securities.

    PRIVATE PLACEMENTS. The Portfolio may invest up to 15% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent a fund from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

    The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits a fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Portfolio. If a restricted security is determined to be "liquid," such security will not be included within the category "illiquid securities," which under current policy may not exceed 15% of the Portfolio's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

    RIGHTS AND WARRANTS. The Portfolio may acquire rights and/or warrants which are attached to other securities in its portfolio, or which are issued as a distribution by the issuer of a security held in its portfolio. Rights and/or warrants are, in effect, options to purchase equity securities at a specific price, generally valid for a specific period of time, and have no voting rights, pay no dividends and have no rights with respect to the corporation issuing them.

    SECURITIES RECEIPTS. The Portfolio may also invest in securities of foreign issuers in the form of American Depository Receipts (ADRs), European

Depository Receipts (EDRs) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

    LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio (subject to certain notice provisions described in the Statement of Additional Information), and are at all times secured by cash or money market instruments, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least the market value, determined daily, of the loaned securities. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, loans of portfolio securities will only be made to firms deemed by the Investment Manager to be creditworthy and when the income which can be earned from such loans justifies the attendant risks.


    YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.



    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.


    For additional risk disclosure, please refer to the "Investment Objective and Policies" section of the Prospectus and to the "Investment Practices and Policies of the Portfolios" section of the Statement of Additional Information.

    Except as specifically noted, all investment policies and practices discussed above are not fundamental policies of the Portfolio or the Fund and, as such, may be changed without shareholder approval.

PORTFOLIO MANAGEMENT


    The "Best Ideas" Portfolio is actively managed by the Investment Manager with a view to achieving the Portfolio's investment objective. The assets of the Portfolio are managed within MSDW Advisors' Growth Group, which manages 29 equity funds and fund portfolios with approximately $12.7 billion in assets as of June 30, 1998. Mark Bavoso, Senior

Vice President of MSDW Advisors, is the primary portfolio manager of the Portfolio and has been a portfolio manager at MSDW Advisors for over five years.


    Although the Portfolio does not intend to engage in short-term trading of portfolio securities as a means of achieving its investment objective, it may sell portfolio securities without regard to the length of time they have been held whenever such sale will in the Investment Manager's opinion strengthen the Portfolio's position and contribute to its investment objective.


    Substantially all of the orders for transactions in portfolio securities and commodities listed on exchanges are expected to be placed for the Portfolio with broker-dealers affiliated with the Investment Manager including Morgan Stanley and Dean Witter Reynolds Inc. In addition to Morgan Stanley and Dean Witter Reynolds Inc., the Portfolio may place such orders with a number of brokers and dealers, including other brokers and dealers that are affiliates of the Investment Manager. The Fund may incur brokerage commissions on transactions conducted through such affiliates. Transactions effected through Morgan Stanley and other affiliates are effected pursuant to procedures adopted by the Fund's Board of Trustees that are designed to ensure that the commissions paid to such affiliated brokers or dealers are not more than the commissions expected to be paid to unaffiliated brokers or dealers in a commensurate arms-length transaction. Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds Inc. It is not anticipated that the portfolio trading will result in the Portfolio's portfolio turnover rate exceeding 100% in any one year. The Portfolio will incur brokerage costs commensurate with its portfolio turnover rate. See "Dividends, Distributions and Taxes" for a discussion of the tax implications of the Portfolio's trading policy.


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions which have been adopted by the Fund as fundamental policies of the Portfolio. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed with respect to the Portfolio, without the vote of a majority of the outstanding voting securities of the Portfolio, as defined in the Act. For purposes of the following limitations: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Portfolio.

    The Portfolio may not:

   1. As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities), except that the Portfolio may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Portfolio (a "Qualifying Portfolio").

   2. As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer, except that the Portfolio may invest all or substantially all of its assets in a Qualifying Portfolio.

   3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

PURCHASE OF PORTFOLIO SHARES

--------------------------------------------------------------------------------

GENERAL


    The "Best Ideas" Portfolio offers each class of its shares for sale to the public on a continuous basis. Pursuant to a Distribution Agreement between the Fund and Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor"), an affiliate of the Investment Manager, shares of the Portfolio of the Fund are distributed by the Distributor and offered by Dean Witter Reynolds Inc. ("DWR"), a selected dealer and subsidiary of MSDW and other dealers which have entered into agreements with the Distributor ("Selected Broker-Dealers"). It is anticipated that DWR will undergo a change of corporate name which is expected to incorporate the brand name "Morgan Stanley Dean Witter" pending approval of various regulatory authorities. The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048.



    The "Best Ideas" Portfolio offers four classes of shares (each, a "Class"). Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except for certain specific circumstances. Class B shares are sold without an initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) payable upon most redemptions within six years after purchase. (Class B shares purchased by certain qualified plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) Class C shares are sold without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase. Class D shares are sold without an initial sales charge or CDSC and are available only to investors meeting an initial investment minimum of $5 million ($25 million for certain qualified plans), and to certain other limited categories of investors. At the discretion of the Board of Trustees of the Fund, Class A shares may be sold to categories of investors in addition to those set forth in this prospectus at net asset value without a front-end sales charge, and Class D shares may be sold to certain other categories of investors, in each case as may be described in the then current prospectus of the Portfolio. See "Alternative Purchase Arrangements--Selecting a Particular Class" for a discussion of factors to consider in selecting which Class of shares to purchase.



    The minimum initial purchase is $1,000 for each Class of shares, although Class D shares are only available to persons investing $5 million ($25 million for certain qualified plans) or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million (or $25 million) initial investment for Class D shares, and subject to the $1,000 minimum initial investment for each Class of the Portfolio, an investor's existing holdings of Class A shares of the Portfolio and other Morgan Stanley Dean Witter Funds that are multiple class funds ("Morgan Stanley Dean Witter Multi-Class Funds") and shares of Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds") and concurrent investments in Class D shares of the Portfolio and other Morgan Stanley Dean Witter Multi-Class Funds will be aggregated. Subsequent purchases of $100 or more may be made by sending a check, payable to Morgan Stanley Dean Witter Competitive Edge Fund--"Best Ideas" Portfolio, directly to Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent" or "MSDW Trust") at P.O. Box 1040, Jersey City, NJ 07303 or by contacting a Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative. When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A, Class B, Class C or Class D shares. If no Class is specified, the Transfer Agent will not process the transaction until the proper Class is identified. The minimum initial purchase, in the case of investments through EasyInvest-SM-, an automatic purchase plan (see "Shareholder Services"), is $100, provided that the schedule of automatic investments will result in investments totalling at least $1,000 within the first twelve months. The minimum initial purchase in the case of an "Education IRA" is $500, if the Distributor has reason to believe that additional investments will increase the investment in the account to $1,000 within three years. In the case of investments pursuant to (i) Systematic Payroll Deduction Plans (including Individual Retirement Plans), (ii) MSDW Advisors mutual fund asset allocation program and (iii) fee-based programs approved by the Distributor, pursuant to which participants pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services, the Portfolio, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required, provided, in the case of Systematic Payroll Deduction Plans, that the Distributor has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $1,000. Certificates for shares purchased will not be issued unless a request is made by the shareholder in writing to the Transfer Agent.


    Shares of the Portfolio are sold through the Distributor on a normal three business day settlement basis; that is, payment is due on the third business day (settlement date) after the order is placed with the Distributor. Since DWR and other Selected Broker-Dealers forward investors' funds on settlement date, they will benefit from the temporary use of the funds if payment is made prior thereto. As noted above, orders placed directly with the Transfer Agent must be accompanied by payment. Investors will be entitled to receive income dividends and capital gains distributions if their order is received by the close of business on the day prior to the record date for such distributions. Sales personnel of a Selected Broker-Dealer are compensated for selling shares of the Fund at the time of their sale by the Distributor or any of its affiliates and/or the Selected Broker-Dealer. In addition, some sales personnel of the Selected Broker-Dealer will receive various types of non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise. The Portfolio and the Distributor reserve the right to reject any purchase orders.

ALTERNATIVE PURCHASE ARRANGEMENTS


    The "Best Ideas" Portfolio offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares:
Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class D shares, is offered only to limited categories of investors (see "No Load Alternative-- Class D Shares" below).


    Each Class A, Class B, Class C or Class D share of the Portfolio represents an identical interest in the Portfolio except that Class A, Class B and Class C shares bear the expenses of the ongoing shareholder service fees, Class B and Class C shares bear the expenses of the ongoing distribution fees and Class A, Class B and Class C shares which are redeemed subject to a CDSC bear the expense of the additional incremental distribution costs resulting from the CDSC applicable to shares of those Classes. The ongoing distribution fees of the Portfolio that are imposed on Class A, Class B and Class C shares will be imposed directly against those Classes of the Portfolio and not against all assets of the Fund and, accordingly, such charges against one Class will not affect the net asset value of any other Class or have any impact on investors choosing another sales charge option. See "Plan of Distribution" and "Redemptions and Repurchases."

    Set forth below is a summary of the differences between the Classes and the factors an investor should consider when selecting a particular Class. This summary is qualified in its entirety by detailed discussion of each Class that follows this summary.

    CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for certain purchases. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase, except for certain specific circumstances. Class A shares are also subject to a 12b-1 fee of up to 0.25% of the average daily net assets of the Class. See "Initial Sales Charge Alternative--Class A Shares."

    CLASS B SHARES. Class B shares are offered at net asset value with no initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) if redeemed within six years of purchase. (Class B shares purchased by certain qualified plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) This CDSC may be waived for certain redemptions. Class B shares are also subject to an annual 12b-1 fee of 1.0% of the average daily net assets of Class B. The Class B shares' distribution fee will cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares.

    After approximately ten (10) years, Class B shares will convert automatically to Class A shares of the Fund, based on the relative net asset values of the shares of the two Classes on the conversion date. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted at that time. See "Contingent Deferred Sales Charge Alternative--Class B Shares."

    CLASS C SHARES. Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on redemptions made within one year after purchase. This CDSC may be waived for certain redemptions. They are subject to an annual 12b-1 fee of up to 1.0% of the average daily net assets of the Class C shares. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. See "Level Load Alternative--Class C Shares."

    CLASS D SHARES. Class D shares are available only to limited categories of investors (see "No Load Alternative--Class D Shares" below). Class D shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any 12b-1 fees. See "No Load Alternative--Class D Shares."

    SELECTING A PARTICULAR CLASS. In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

    The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Investors who prefer an initial sales charge alternative may elect to purchase Class A shares. Investors qualifying for significantly reduced or, in the case of purchases of $1 million or more, no initial sales charges may find Class A shares particularly attractive because similar sales charge reductions are not available with respect to Class B or Class C shares. Moreover, Class A shares are subject to lower ongoing expenses than are Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Portfolio. Any investment return on these additional investment amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Portfolio's future return cannot be predicted, however, there can be no assurance that this would be the case.

    Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, although Class C shares are subject to a significantly lower CDSC upon redemptions, they do not, unlike Class B shares, convert into Class A shares after approximately ten years, and, therefore, are subject to an ongoing 12b-1 fee of 1.0% (rather than the 0.25% fee applicable to Class A shares) for an indefinite period of time. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Other investors, however, may elect to purchase Class C shares if, for example, they determine that they do not wish to be subject to a front-end sales charge and they are uncertain as to the length of time they intend to hold their shares.


    For the purpose of meeting the $5 million (or $25 million) minimum investment amount for Class D shares, holdings of Class A shares in all Morgan Stanley Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Morgan Stanley Dean Witter Funds for which such shares have been exchanged, will be included together with the current investment amount.


    Sales personnel may receive different compensation for selling each Class of shares. Investors should understand that the purpose of a CDSC is the same as that of the initial sales charge in that the sales charges applicable to each Class provide for the financing of the distribution of shares of that Class.

    Set forth below is a chart comparing the sales charge, 12b-1 fees and conversion options applicable to each Class of shares:

-----------------------------------------------------------
                                              CONVERSION
  CLASS       SALES CHARGE     12b-1 FEE       FEATURE
-----------------------------------------------------------
    A      Maximum 5.25%         0.25%            No
           initial sales
           charge reduced for
           purchases of
           $25,000 and over;
           shares sold
           without an initial
           sales charge
           generally subject
           to a 1.0% CDSC
           during first year.
-----------------------------------------------------------
    B      Maximum 5.0% CDSC      1.0%     B shares convert
           during the first                to A shares
           year decreasing to              automatically
           0 after six years               after
                                           approximately
                                           ten years
-----------------------------------------------------------
    C      1.0% CDSC during       1.0%            No
           first year
-----------------------------------------------------------
    D             None            None            No

    See "Purchase of Portfolio Shares" and "The Fund and its Management" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Determination of Net Asset Value," "Dividends, Distributions and Taxes" and "Shareholder Services--Exchange Privilege" for other differences between the Classes of shares.

INITIAL SALES CHARGE ALTERNATIVE--
CLASS A SHARES

    Class A shares are sold at net asset value plus an initial sales charge. In some cases, reduced sales charges may be available, as described below. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased), except for certain specific circumstances. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed (i) in the circumstances set forth below in the section "Contingent Deferred Sales Charge Alternative--Class B Shares--CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class A shares, and (ii) in the circumstances identified in the section "Additional Net Asset Value Purchase Options" below. Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of the average daily net assets of the Class.

    The offering price of Class A shares will be the net asset value per share next determined following receipt of an order (see "Determination of Net Asset Value" below), plus a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                          SALES CHARGE
                           ------------------------------------------
                              PERCENTAGE OF          APPROXIMATE
        AMOUNT OF            PUBLIC OFFERING    PERCENTAGE OF AMOUNT
   SINGLE TRANSACTION             PRICE               INVESTED
-------------------------  -------------------  ---------------------
Less than $25,000........           5.25%                 5.54%
$25,000 but less
     than $50,000........           4.75%                 4.99%
$50,000 but less
     than $100,000.......           4.00%                 4.17%
$100,000 but less
     than $250,000.......           3.00%                 3.09%
$250,000 but less
     than $1 million.....           2.00%                 2.04%
$1 million and over......              0                     0

    Upon notice to all Selected Broker-Dealers, the Distributor may reallow up to the full applicable sales charge as shown in the above schedule during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such Selected Broker-Dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    The above schedule of sales charges is applicable to purchases in a single transaction by, among others: (a) an individual; (b) an individual, his or her spouse and their children under the age of 21 purchasing shares for his, her or their own accounts; (c) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Internal Revenue Code; (f) employee benefit plans qualified under Section 401 of the Internal Revenue Code of a single employer or of employers who are "affiliated persons" of each other within the meaning of
Section 2(a)(3)(c) of the Act; and for investments in Individual Retirement Accounts of employees of a single employer through Systematic Payroll Deduction plans; or (g) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.


    COMBINED PURCHASE PRIVILEGE. Investors may have the benefit of reduced sales charges in accordance with the above schedule by combining purchases of Class A shares of the Portfolio in single transactions with the purchase of Class A shares of other Morgan Stanley Dean Witter Multi-Class Funds and shares of FSC Funds. The sales charge payable on the purchase of the Class A shares of the Portfolio, the Class A shares of the other Morgan Stanley Dean Witter Multi-Class Funds and the shares of the FSC Funds will be at their respective rates applicable to the total amount of the combined concurrent purchases of such shares.



    RIGHT OF ACCUMULATION. The above persons and entities may benefit from a reduction of the sales charges in accordance with the above schedule if the cumulative net asset value of Class A shares purchased in a single transaction, together with shares of the Portfolio and other Morgan Stanley Dean Witter Funds previously purchased at a price including a front-end sales charge (including shares of the Portfolio and other Morgan Stanley Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions), which are held at the time of such transaction, amounts to $25,000 or more. If such investor has a cumulative net asset value of shares of FSC Funds and Class A and Class D shares that, together with the current investment amount, is equal to at least $5 million ($25 million for certain qualified plans), such investor is eligible to purchase Class D shares subject to the $1,000 minimum initial investment requirement of that Class of the Fund. See "No Load Alternative--Class D Shares" below.

    The Distributor must be notified by DWR or a Selected Broker-Dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Selected Broker-Dealer or the Transfer Agent fails to confirm the investor's represented holdings.


    LETTER OF INTENT. The foregoing schedule of reduced sales charges will also be available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Portfolio from DWR or other Selected Broker-Dealers. The cost of Class A shares of the Portfolio or shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the date of receipt by the Distributor of the Letter of Intent, or of Class A shares of the Portfolio or shares of other Morgan Stanley Dean Witter Funds acquired in exchange for shares of such funds purchased during such period at a price including a front-end sales charge, which are still owned by the shareholder, may also be included in determining the applicable reduction.


    ADDITIONAL NET ASSET VALUE PURCHASE OPTIONS. In addition to investments of $1 million or more, Class A shares also may be purchased at net asset value by the following:


    (1) trusts for which MSDW Trust (an affiliate of the Investment Manager) provides discretionary trustee services;



    (2) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services (such investments are subject to all of the terms and conditions of such programs, which may include termination fees, mandatory redemption upon termination and such other circumstances as specified in the programs' agreements, and restrictions on transferability of Portfolio shares);



    (3) employer-sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code ("Qualified Retirement Plans") with at least 200 eligible employees and for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement;



    (4) Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees;



    (5) investors who are clients of a Morgan Stanley Dean Witter Financial Advisor who joined Morgan Stanley Dean Witter from another investment firm within six months prior to the date of purchase of Portfolio shares by such investors, if the shares are being purchased with the proceeds from a redemption of shares of an open-end proprietary mutual fund of the Financial Advisor's previous firm which imposed either a front-end or deferred sales charge, provided such purchase was made within sixty days after the redemption and the proceeds of the redemption had been maintained in the interim in cash or a money market fund; and

    (6) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Portfolio.

    No CDSC will be imposed on redemptions of shares purchased pursuant to paragraphs (1), (2) or (5), above.

    For further information concerning purchases of the Portfolio's shares, contact DWR or another Selected Broker-Dealer or consult the Statement of Additional Information.

CONTINGENT DEFERRED SALES CHARGE
ALTERNATIVE--CLASS B SHARES

    Class B shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Portfolio. A CDSC, however, will be imposed on most Class B shares redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of a Class B account with the Portfolio falls below the aggregate amount of the investor's purchase payments for Class B shares made during the six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) preceding the redemption. In addition, Class B shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets of Class B.

    Except as noted below, Class B shares of the Portfolio which are held for six years or more after purchase (calculated from the last day of the month in which the shares were purchased) will not be subject to any CDSC upon redemption. Shares redeemed earlier than six years after purchase may, however, be subject to a CDSC which will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The size of this percentage will depend upon how long the shares have been held, as set forth in the following table:

                                              CDSC AS A
         YEAR SINCE PURCHASE                PERCENTAGE OF
             PAYMENT MADE                  AMOUNT REDEEMED
--------------------------------------  ---------------------
First.................................          5.0%
Second................................          4.0%
Third.................................          3.0%
Fourth................................          2.0%
Fifth.................................          2.0%
Sixth.................................          1.0%
Seventh and thereafter................          None


    In the case of Class B shares of the Portfolio purchased by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, shares held for three years or more after purchase (calculated as described in the paragraph above) will not be subject to any CDSC upon redemption. However, shares redeemed earlier than three years after purchase may be subject to a CDSC (calculated as described in the paragraph above), the percentage of which will depend on how long the shares have been held, as set forth in the following table:


                                              CDSC AS A
         YEAR SINCE PURCHASE                PERCENTAGE OF
             PAYMENT MADE                  AMOUNT REDEEMED
--------------------------------------  ---------------------
First.................................          2.0%
Second................................          2.0%
Third.................................          1.0%
Fourth and thereafter.................          None

    CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) preceding the redemption; (ii) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of other open-end investment companies for which MSDW Advisors serves as investment manager (collectively, with the Portfolio, the "Morgan Stanley Dean Witter Funds") sold with a front-end sales charge or of other Morgan Stanley Dean Witter Funds acquired in exchange for such shares. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.


    In addition, the CDSC, if otherwise applicable, will be waived in the case of:

    (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

    (2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (c) a tax-free return of an excess contribution to an IRA; and


    (3) all redemptions of shares held for the benefit of a participant in a Qualified Retirement Plan which offers investment companies managed by the Investment Manager or its subsidiary, MSDW Services, as self-directed investment alternatives and for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("Eligible Plan"), provided that either: (a) the plan continues to be an Eligible Plan after the redemption; or (b) the redemption is in connection with the complete termination of the plan involving the distribution of all plan assets to participants.


    With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of confirmation of the shareholder's entitlement.


    CONVERSION TO CLASS A SHARES. Class B shares of the Portfolio will convert automatically to Class A shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately ten (10) years after the date of the original purchase. The ten year period is calculated from the last day of the month in which the shares were purchased or, in the case of Class B shares acquired through an exchange or a series of exchanges, from the last day of the month in which the original Class B shares were purchased, provided that shares acquired in exchange for shares of another fund originally purchased before May 1, 1997 will convert to Class A shares in May, 2007. The conversion of shares purchased on or after May 1, 1997 will take place in the month following the tenth anniversary of the purchase. There will also be converted at that time such proportion of Class B shares acquired through automatic reinvestment of dividends and distributions owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares purchased and owned by the shareholder. In the case of Class B shares held by a Qualified Retirement Plan for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping

Services Agreement, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the first shares of a Morgan Stanley Dean Witter Multi-Class Fund purchased by that plan. In the case of Class B shares previously exchanged for shares of an "Exchange Fund" (see "Shareholder Services-- Exchange Privilege"), the period of time the shares were held in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired) is excluded from the holding period for conversion. If those shares are subsequently re-exchanged for Class B shares of a Morgan Stanley Dean Witter Multi-Class Fund, the holding period resumes on the last day of the month in which Class B shares are reacquired.


    If a shareholder has received share certificates for Class B shares, such certificates must be delivered to the Transfer Agent at least one week prior to the date for conversion. Class B shares evidenced by share certificates that are not received by the Transfer Agent at least one week prior to any conversion date will be converted into Class A shares on the next scheduled conversion date after such certificates are received.

    Effectiveness of the conversion feature is subject to the continuing availability of a ruling of the Internal Revenue Service or an opinion of counsel that (i) the conversion of shares does not constitute a taxable event under the Internal Revenue Code, (ii) Class A shares received on conversion will have a basis equal to the shareholder's basis in the converted Class B shares immediately prior to the conversion, and (iii) Class A shares received on conversion will have a holding period that includes the holding period of the converted Class B shares. The conversion feature may be suspended if the ruling or opinion is no longer available. In such event, Class B shares would continue to be subject to Class B 12b-1 fees.

LEVEL LOAD ALTERNATIVE--CLASS C SHARES

    Class C shares are sold at net asset value next determined without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section "Contingent Deferred Sales Charge Alternative--Class B Shares--CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class C shares. Class C shares are subject to an annual 12b-1 fee of up to 1.0% of the average daily net assets of the Class. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares will be subject to 12b-1 fees applicable to Class C shares for an indefinite period subject to annual approval by the Fund's Board of Trustees and regulatory limitations.

NO LOAD ALTERNATIVE--CLASS D SHARES


    Class D shares are offered without any sales charge on purchase or redemption and without any 12b-1 fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement) and the following categories of investors: (i) investors participating in the MSDW Advisors mutual fund asset allocation program pursuant to which such persons pay an asset based fee; (ii) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services (subject to all of the terms and conditions of such programs referred to in (i) and (ii) above, which may include termination fees, mandatory redemption upon termination and such other circumstances as specified in the programs' agreements, and restrictions on transferability of Fund shares); (iii) 401(k) plans established by DWR and

SPS Transaction Services, Inc. (an affiliate of DWR) for their employees; (iv) certain Unit Investment Trusts sponsored by DWR; (v) certain other open-end investment companies whose shares are distributed by the Distributor; and (vi) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Portfolio. Investors who require a $5 million (or $25 million) minimum initial investment to qualify to purchase Class D shares may satisfy that requirement by investing that amount in a single transaction in Class D shares of the Portfolio and other Morgan Stanley Dean Witter Multi-Class Funds, subject to the $1,000 minimum initial investment required for that Class of the Portfolio. In addition, for the purpose of meeting the $5 million (or $25 million) minimum investment amount, holdings of Class A shares in all Morgan Stanley Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Morgan Stanley Dean Witter Funds for which such shares have been exchanged will be included together with the current investment amount. If a shareholder redeems Class A shares and purchases Class D shares, such redemption may be a taxable event.


PLAN OF DISTRIBUTION

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act with respect to the distribution of Class A, Class B and Class C shares of the Portfolio. In the case of Class A and Class C shares, the Plan provides that the Fund will, on behalf of the Portfolio, reimburse the Distributor and others for the expenses of certain activities and services incurred by them specifically on behalf of those shares. Reimbursements for these expenses will be made in monthly payments by the Portfolio of the Fund to the Distributor, which will in no event exceed amounts equal to payments at the annual rates of 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively. In the case of Class B shares, the Plan provides that the Fund, on behalf of the Portfolio, will pay the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average daily net assets of Class B. The fee is treated by the Portfolio of the Fund as an expense in the year it is accrued. In the case of Class A shares, the entire amount of the fee currently represents a service fee within the meaning of the NASD guidelines. In the case of Class B and Class C shares, a portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets of each of these Classes, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.


    Additional amounts paid under the Plan in the case of Class B and Class C shares are paid to the Distributor for services provided and the expenses borne by the Distributor and others in the distribution of the shares of those Classes, including the payment of commissions for sales of the shares of those Classes and incentive compensation to and expenses of DWR's Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan in the case of Class B shares to compensate DWR and other Selected Broker-Dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.



    For the fiscal period February 25, 1998 (commencement of operations) through May 31, 1998, Class A, Class B and Class C of the Portfolio accrued payments under the Plan amounting to $71,636, $3,844,341 and $409,527, respectively, which amounts on an annualized basis are equal to 0.25%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C, respectively, for such period.

    In the case of Class B shares, at any given time, the expenses in distributing Class B shares of the Portfolio may be in excess of the total of
(i) the payments made by the Portfolio pursuant to the Plan, and (ii) the proceeds of CDSCs paid by investors upon the redemption of Class B shares of the Portfolio. For example, if $1 million in expenses in distributing Class B shares of the Portfolio had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that such excess amounts, including the carrying charge described above, totalled $79,592,457 at May 31, 1998 which was equal to 4.65% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, such excess amount does not constitute a liability of the Portfolio. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan, and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.



    In the case of Class A and Class C shares of the Portfolio, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Portfolio through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors or other Selected Broker-Dealer representatives at the time of sale may be reimbursed in the subsequent calendar year. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share of the Portfolio is determined once daily at 4:00 p.m., New York time, on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time) by taking the net assets of the Portfolio, dividing by the respective number of shares outstanding and adjusting to the nearest cent. The assets of the Portfolio, belonging to the Class A, Class B, Class C and Class D shares will be invested together in a single portfolio. The net asset value of each Class of the Portfolio, however, will be determined separately by subtracting each Class's accrued expenses and liabilities. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

    In the calculation of the Portfolio's net asset value; (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange is valued at its latest sale price on that exchange prior to the time assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors);
(4) the value of short-term debt securities which mature at a date less than sixty days subsequent to valuation date will be determined on an amortized cost or amortized value basis; and (5) the value of other assets will be determined in good faith at fair value under procedures established by and under the general supervision of the Fund's Trustees. Dividends receivable are accrued as of the ex-dividend date. Interest income is accrued daily. Certain securities in the Portfolio's portfolio may be valued by an outside pricing service approved by the Fund's Trustees.


    Generally, trading in foreign securities, as well as corporate bonds, United States government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.


SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. All income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of the Portfolio (or, if specified by the shareholder in shares of any other open-end Morgan Stanley Dean Witter Fund), unless the shareholder requests that they be paid in cash. Shares so acquired are acquired at net asset value and are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").


    INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS RECEIVED IN CASH. Any shareholder who receives a cash payment representing a dividend or capital gains distribution may invest such dividend or distribution in shares of the applicable Class at the net asset value per share next determined after receipt by the Transfer Agent, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. Shares so acquired are acquired at net asset value are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").


    EASYINVEST-SM-. Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Morgan Stanley Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Portfolio. (See "Purchase of Fund Shares" and "Redemptions and Repurchases--Involuntary Redemption.")


    SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Portfolio having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September and December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal

Plan (see "Purchase of Portfolio Shares"). Therefore, any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly or quarterly amount.

    Withdrawal Plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes.


    Shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent for further information about any of the above services.



    TAX-SHELTERED RETIREMENT PLANS. Retirement plans are available for use by corporations, the self-employed, Individual Retirement Accounts and Custodial Accounts under Section 403(b)(7) of the Internal Revenue Code. Adoption of such plans should be on advice of legal counsel or tax advisor.



    For further information regarding plan administration, custodial fees and other details, investors should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent.


EXCHANGE PRIVILEGE


    Shares of each Class may be exchanged for shares of the same Class of any other Morgan Stanley Dean Witter Multi-Class Fund without the imposition of any exchange fee. Shares may also be exchanged for shares of the following funds:
Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust, Morgan Stanley Dean Witter Short-Term Bond Fund and five Morgan Stanley Dean Witter funds which are money market funds (the "Exchange Funds"). Class A shares may also be exchanged for shares of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and Morgan Stanley Dean Witter Hawaii Municipal Trust, which are Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Class B shares may also be exchanged for shares of Morgan Stanley Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term"), which is a Morgan Stanley Dean Witter Fund offered with a CDSC. Exchanges may be made after the shares of the Portfolio acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment.



    An exchange to another Morgan Stanley Dean Witter Multi-Class Fund, any FSC Fund, Global Short-Term or any Exchange Fund that is not a money market fund is on the basis of the next calculated net asset value per share of each fund after the exchange order is received. When exchanging into a money market fund from the Portfolio, shares of the Portfolio are redeemed out of the Portfolio at their next calculated net asset value and the proceeds of the redemption are used to purchase shares of the money market fund at the net asset value determined the following business day. Subsequent exchanges between any of the Morgan Stanley Dean Witter Multi-Class Funds, FSC Funds, Global Short-Term or any Exchange Fund that is not a money market fund can be effected on the same basis.



    No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. During the period of time the shareholder remains in an Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period (for the purpose of determining the rate of the CDSC) is frozen. If those shares are subsequently re-exchanged for shares of a Morgan Stanley Dean Witter Multi-Class Fund or Global Short-Term, the holding period previously frozen when the first exchange was made resumes on the last day of the month in which shares of a Morgan Stanley Dean Witter Multi-Class Fund or shares of Global Short-Term are reacquired. Thus, the CDSC is based upon the time (calculated as described above) the shareholder was invested in shares of a Morgan Stanley Dean Witter Multi-Class Fund or in shares of Global Short-Term (see "Purchase of Fund Shares"). In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in shares of a FSC Fund. In the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees incurred on or after that date which are attributable to those shares. (Exchange Fund 12b-1 distribution fees are described in the prospectuses for those funds.) Class B shares of the Portfolio acquired in exchange for Global Short-Term or Class B shares of another Morgan Stanley Dean Witter Multi-Class Fund having a different CDSC schedule than that of this Portfolio will be subject to the higher CDSC schedule, even if such shares are subsequently re-exchanged for shares of the fund with the lower CDSC schedule.


ADDITIONAL INFORMATION REGARDING EXCHANGES


    Purchases and exchanges should be made for investment purposes only. A pattern of frequent exchanges may be deemed by the Investment Manager to be abusive and contrary to the best interests of the Portfolio's other shareholders and, at the Investment Manager's discretion, may be limited by the Portfolio's refusal to accept additional purchases and/or exchanges from the investor. Although the Portfolio does not have any specific definition of what constitutes a pattern of frequent exchanges, and will consider all relevant factors in determining whether a particular situation is abusive and contrary to the best interests of the Portfolio and its other shareholders, investors should be aware that the Portfolio and each of the other Morgan Stanley Dean Witter Funds may in their discretion limit or otherwise restrict the number of times this Exchange Privilege may be exercised by any investor. Any such restriction will be made by the Portfolio on a prospective basis only, upon notice of the shareholder not later than ten days following such shareholder's most recent exchange. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of such Morgan Stanley Dean Witter Funds for which shares of the Portfolio have been exchanged, upon such notice as may be required by applicable regulatory agencies. Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative regarding restrictions on exchange of shares of the Portfolio pledged in the margin account.


    The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement of each Class of Shares and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.

    If DWR or another Selected Broker-Dealer is the current dealer of record and its account numbers are part of the account information, shareholders may initiate an exchange of shares of the Portfolio for shares of any of the Morgan Stanley Dean Witter Funds (for which the Exchange Privilege is available) pursuant to this Exchange Privilege by contacting their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative (no Exchange Privilege Authorization Form is required). Other shareholders (and those shareholders who are clients of DWR or another Selected Broker-Dealer but who wish to make exchanges directly by writing or telephoning the Transfer Agent) must complete and forward to the Transfer Agent an Exchange Privilege Authorization Form, copies of which may be obtained from the Transfer Agent, to initiate an exchange. If the Authorization Form is used, exchanges may be made in writing or by contacting the Transfer Agent at (800) 869-NEWS (toll-free).


    The Fund will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. Such procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number and DWR or other Selected Broker-Dealer account number (if any). Telephone instructions may also be recorded. If such procedures are not employed, the Portfolio may be liable for any losses due to unauthorized or fraudulent instructions.


    Telephone exchange instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m., New York time, on any day the New York Stock Exchange is open. Any shareholder wishing to make an exchange who has previously filed an Exchange Privilege Authorization Form and who is unable to reach the Fund by telephone should contact his or her Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative, if appropriate, or make a written exchange request. Shareholders are advised that during periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the experience with the Morgan Stanley Dean Witter Funds in the past.



    Shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent for further information about the Exchange Privilege.


REDEMPTIONS AND REPURCHASES
--------------------------------------------------------------------------------

    REDEMPTION. Shares of each Class of the Portfolio of the Fund can be redeemed for cash at any time at the net asset value per share next determined less the amount of any applicable CDSC in the case of Class A, Class B or Class C shares (see "Purchase of Portfolio Shares"). If shares are held in a shareholder's account without a share certificate, a written request for redemption sent to the Fund's Transfer Agent at P.O. Box 983, Jersey City, NJ 07303 is required. If certificates are held by the shareholder(s), the shares may be redeemed by surrendering the certificates with a written request for redemption, along with any additional information required by the Transfer Agent.

    REPURCHASE. DWR and other Selected Broker-Dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other Selected Broker-Dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next computed (see "Purchase of Portfolio Shares") after such repurchase order is received by DWR or other Selected Broker-Dealer, reduced by any applicable CDSC.

    The CDSC, if any, will be the only fee imposed by either the Portfolio or the Distributor. The offer by DWR and other Selected Broker-Dealers to repurchase shares may be suspended without notice by the Distributor at any time. In that event, shareholders may redeem their shares through the Fund's Transfer Agent as set forth above under "Redemption."

    PAYMENT FOR SHARES REDEEMED OR REPURCHASED. Payment for shares presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended under unusual circumstances, e.g., when normal trading is not taking place on the New York Stock Exchange. If the shares to be redeemed have recently been purchased by check, payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative regarding restrictions on redemption of shares of the Portfolio pledged in the margin account.


    REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolio in the same Class from which such shares were redeemed or repurchased at their net asset value next determined after a reinstatement request, together with the proceeds, is received by the Transfer Agent and receive a pro rata credit for any CDSC paid in connection with such redemption or repurchase.

    INVOLUNTARY REDEMPTION. The Portfolio reserves the right to redeem, on sixty days' notice and at net asset value, the shares of any shareholder (other than shares held in an Individual Retirement Account or Custodial Account under
Section 403(b)(7) of the Internal Revenue Code) whose shares due to redemptions by the shareholder have a value of less than $100 or such lesser amount as may be fixed by the Trustees or, in the case of an account opened through EasyInvest-SM-, if after twelve months the shareholder has invested less than $1,000 in the account. However, before the Portfolio redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares is less than the applicable amount and allow him or her sixty days to make an additional investment in an amount which will increase the value of his or her account to at least the applicable amount before the redemption is processed. No CDSC will be imposed on any involuntary redemption.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


    DIVIDENDS AND DISTRIBUTIONS. The Portfolio declares dividends separately for each Class of shares and intends to distribute substantially all of its net investment income and net realized capital gains, if any, once each year. The Portfolio may, however, determine either to distribute or to retain all or part of any long-term capital gains in any year for reinvestment.


    All dividends and any capital gains distributions will be paid in additional shares of the same Class and automatically credited to the shareholder's account without issuance of a share certificate unless the shareholder requests in writing that all dividends and/or distributions be paid in cash. Shares acquired by dividend and distribution reinvestments will not be subject to any front-end sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. Distributions paid on Class A and Class D shares will be higher than for Class B and Class C shares because distribution fees paid by Class B and Class C shares are higher. (See "Shareholder Services--Automatic Investment of Dividends and Distributions.")

    TAXES. Because the Portfolio intends to distribute all of its net investment income and net short-term capital gains to shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, it is not expected that the Fund will be required to pay any Federal income tax on any such income and capital gains. Shareholders will normally have to pay Federal income taxes, and any state and local income taxes, on the dividends and distributions they receive from the Portfolio. Any dividends declared in the last quarter of any calendar year which are paid in the following year prior to February 1 will be deemed for tax purposes to have been received in the prior year.

    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Portfolio's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends received deduction.


    After the end of the calendar year, shareholders will be sent full information on their dividends and capital gains distributions for tax purposes. Shareholders will also be notified of their proportionate share of long-term capital gains distributions that are eligible for a reduced rate of tax under the Taxpayer Relief Act of 1997. To avoid being subject to a 31% Federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders' taxpayer identification numbers must be furnished and certified as to their accuracy.



    Shareholders should consult their tax advisors as to the applicability of the foregoing to their current situation.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    From time to time the Portfolio may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The total return of the Portfolio is based on historical earnings and is not intended to indicate future performance.

    The "average annual total return" of the Portfolio refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in a Class of the Portfolio of $1,000 over periods of one, five and ten years, or the life of the Portfolio, if less than any of the foregoing. Average annual total return reflects all income earned by the Portfolio, any appreciation or depreciation of the Portfolio's assets, all expenses incurred by the applicable Class and all sales charges which will be incurred by shareholders, for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Portfolio.


    In addition to the foregoing, the Portfolio may advertise its total return for each Class over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures. Such calculations may or may not reflect the deduction of any sales charge which, if reflected, would reduce the performance quoted. The Portfolio may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Portfolio. The Portfolio from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations, such as mutual fund performance rankings of Lipper Analytical Services, Inc. and the S&P 500 Index.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    VOTING RIGHTS. All shares of beneficial interest of the Portfolio are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class of the Portfolio will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, as discussed herein, Class A, Class B and Class C of each Portfolio bear the expenses related to the distribution of their respective shares.

    The Portfolio is not required to hold Annual Meetings of Shareholders and, in ordinary circumstances, the Portfolio does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. Under certain circumstances the Trustees may be removed by action of the Trustees or by the shareholders.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Portfolio. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Portfolio, requires that Portfolio obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Portfolio's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Portfolio's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to shareholders of personal liability is remote.


    CODE OF ETHICS. Directors, officers and employees of MSDW Advisors, MSDW Services and MSDW Distributors are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Morgan Stanley Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Morgan Stanley Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.


    MASTER/FEEDER CONVERSION. The Portfolio reserves the right to seek to achieve its investment objective by investing all of its investable assets in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Portfolio.


    SHAREHOLDER INQUIRIES. All inquiries regarding the Portfolio should be directed to the Fund at the telephone numbers or address set forth on the front cover of this Prospectus.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

PORTFOLIO OF INVESTMENTS MAY 31, 1998

  NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
             COMMON AND PREFERRED STOCKS (92.0%)
             AUSTRALIA (2.3%)
             PUBLISHING & TELEVISION
 8,483,000   News Corporation Ltd. (Pref.) . . . .  $  45,677,774
                                                    -------------

             FINLAND (2.6%)
             Paper Products
 1,778,000   UPM-Kymmene Oyj . . . . . . . . . . .     51,517,234
                                                    -------------

             FRANCE (10.4%)
             ELECTRONICS --
               SEMICONDUCTORS/COMPONENTS
   651,000   ST Microelectronics NV* . . . . . . .     50,371,125
                                                    -------------

             INSURANCE
   470,408   AXA . . . . . . . . . . . . . . . . .     53,506,347
                                                    -------------

             OIL -- INTEGRATED
   435,989   Total S.A. (B Shares) . . . . . . . .     54,106,300
                                                    -------------

             TIRE & RUBBER GOODS
   839,983   Compagnie Generale des
               Etablissements Michelin
               (B Shares). . . . . . . . . . . . .     51,938,619
                                                    -------------

             TOTAL FRANCE. . . . . . . . . . . . .    209,922,391
                                                    -------------

             GERMANY (5.8%)
             AUTOMOTIVE
    54,120   Bayerische Motoren Werke (BMW) AG . .     57,110,670
                                                    -------------

             MACHINERY -- DIVERSIFIED
   148,400   MAN AG. . . . . . . . . . . . . . . .     59,010,921
                                                    -------------

             TOTAL GERMANY . . . . . . . . . . . .    116,121,591
                                                    -------------

             HONG KONG (2.6%)
             BANKS -- INTERNATIONAL
 2,121,200   HSBC Holdings PLC . . . . . . . . . .     51,464,175
                                                    -------------

             JAPAN (2.8%)
             PHOTOGRAPHY/IMAGING
 1,680,000   Fuji Photo Film Co. . . . . . . . . .     56,746,129
                                                    -------------

             SINGAPORE (1.7%)
             PAPER PRODUCTS
 3,209,000   Asia Pulp & Paper Co., Ltd. (ADR) . .     34,897,875
                                                    -------------

             SWEDEN (2.7%)
             MACHINERY -- DIVERSIFIED
 1,766,000   Sandvik AB (B Shares) . . . . . . . .     53,315,415
                                                    -------------

             SWITZERLAND (5.5%)
             BANKS -- INTERNATIONAL
    30,050   UBS . . . . . . . . . . . . . . . . .     50,454,821
                                                    -------------

             CEMENT
    47,500   Holderbank Financiere Glarus AG
              (B Shares) . . . . . . . . . . . . .     60,664,194
                                                    -------------

             TOTAL SWITZERLAND . . . . . . . . . .    111,119,015
                                                    -------------

             UNITED KINGDOM (8.2%)
             CONSUMER PRODUCTS
 5,016,000   Unilever PLC. . . . . . . . . . . . .     55,017,871
                                                    -------------

             ENGINEERING & CONSTRUCTION
 2,346,000   Siebe PLC . . . . . . . . . . . . . .     58,734,104
                                                    -------------

             FOODS & BEVERAGE
 4,536,000   Diageo PLC. . . . . . . . . . . . . .     51,232,646
                                                    -------------

             TOTAL UNITED KINGDOM. . . . . . . . .    164,984,621
                                                    -------------

             UNITED STATES (47.4%)
             AIR FREIGHT
   625,300   FDX Corp.*. . . . . . . . . . . . . .     40,097,362

             AIRCRAFT & AEROSPACE
   869,400   Boeing Co.. . . . . . . . . . . . . .     41,405,175
                                                    -------------

             BANKS -- MONEY CENTER
   350,500   Citicorp. . . . . . . . . . . . . . .     52,268,312
                                                    -------------

             BEVERAGES
   985,200   Coca-Cola Enterprises, Inc. . . . . .     37,006,575
                                                    -------------

             CHEMICALS
   606,800   Du Pont (E.I.) de Nemours & Co.,
               Inc.. . . . . . . . . . . . . . . .     46,723,600
                                                    -------------

             COMMUNICATIONS -- EQUIPMENT &
               SOFTWARE
   540,000   Cisco Systems, Inc.*. . . . . . . . .     40,770,000
                                                    -------------

             COMPUTER SOFTWARE
   404,100   Microsoft Corp.*. . . . . . . . . . .     34,272,731
                                                    -------------

             CONSUMER PRODUCTS
   614,900   Procter & Gamble Co.. . . . . . . . .     51,613,169
                                                    -------------

             ELECTRICAL EQUIPMENT
   673,200   Emerson Electric Co.. . . . . . . . .     40,896,900
   457,400   General Electric Co.. . . . . . . . .     38,135,725
                                                    -------------
                                                       79,032,625
                                                    -------------

             ELECTRONICS -- SEMICONDUCTORS/
               COMPONENTS
   635,000   Intel Corp. . . . . . . . . . . . . .     45,323,125
                                                    -------------


                            SEE NOTES TO FINANCIAL STATEMENTS


                                          35

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

PORTFOLIO OF INVESTMENTS MAY 31, 1998, CONTINUED

  NUMBER OF
   SHARES                                               VALUE
-----------------------------------------------------------------
             FINANCIAL SERVICES
   500,000   American Express Co.. . . . . . . . .  $  51,312,500
                                                    -------------
             MEDICAL EQUIPMENT
   860,000   Medtronic, Inc. . . . . . . . . . . .     47,837,500
                                                    -------------

             MEDICAL SERVICES
   690,000   Quintiles Transnational Corp.*. . . .     33,465,000
                                                    -------------

             OIL DRILLING & SERVICES
   875,000   Dresser Industries, Inc.. . . . . . .     40,742,187
   562,700   Schlumberger Ltd. . . . . . . . . . .     43,925,769
                                                    -------------
                                                       84,667,956
                                                    -------------

             OIL -- INTERNATIONAL
   643,400   Chevron Corp. . . . . . . . . . . . .     51,391,575
                                                    -------------

             PHARMACEUTICALS
   590,000   Lilly (Eli) & Co. . . . . . . . . . .     36,248,125
                                                    -------------

             PUBLISHING & TELEVISION
   550,600   Time Warner, Inc. . . . . . . . . . .     42,843,562
                                                    -------------

             SPECIALTY PACKAGING
   299,600   Sealed Air Corp.* . . . . . . . . . .     16,028,600
                                                    -------------

             TELEPHONE -- LONG DISTANCE
   766,400   AT&T Corp.. . . . . . . . . . . . . .     46,654,600
                                                    -------------

             TEMPORARY SERVICES
   915,300   Manpower, Inc.. . . . . . . . . . . .     39,300,694
                                                    -------------

             UTILITIES -- ELECTRIC
   738,800   AES Corp.*. . . . . . . . . . . . . .     35,139,175
                                                    -------------

             TOTAL UNITED STATES . . . . . . . . .    953,401,961
                                                    -------------

             TOTAL COMMON AND
             PREFERRED STOCKS

             (Identified Cost $1,795,675,130). . .  1,849,168,181
                                                    -------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
  ---------
             SHORT-TERM INVESTMENTS (a)(8.0%)
             COMMERCIAL PAPER (3.0%)
             HEALTHCARE -- DIVERSIFIED
  $ 30,000   Becton, Dickinson & Co.
               5.53% due 06/03/98. . . . . . . . .     29,990,783
                                                    -------------

             TELECOMMUNICATIONS
    30,000   Lucent Technologies Inc.
               5.53% due 06/05/98. . . . . . . . .     29,981,567
                                                    -------------

             TOTAL COMMERCIAL PAPER
              (AMORTIZED COST $59,972,350) . . . .     59,972,350
                                                    -------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                            VALUE
-----------------------------------------------------------------
             U.S. GOVERNMENT AGENCIES (5.0%)
  $101,500   Federal Home Loan Mortgage
               Corp. 5.43%-5.55% due
               06/01/98-6/10/98 (AMORTIZED
               COST $101,454,625). . . . . . . . . $  101,454,625
                                                   --------------

             TOTAL SHORT-TERM
             INVESTMENTS
             (AMORTIZED COST $161,426,975) . . . .    161,426,975
                                                   --------------


TOTAL INVESTMENTS
(IDENTIFIED COST $1,957,102,105)(b). . . . .100.0%  2,010,595,156

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES. . . . . . . . . . . . . 0.0        491,622
                                            ------ --------------

NET ASSETS . . . . . . . . . . . . . . . . .100.0% $2,011,086,778
                                            ------ --------------
                                            ------ --------------

--------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $111,952,732 and the aggregate gross unrealized depreciation is $58,459,681, resulting in net unrealized appreciation of $53,493,051.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 1998:

 CONTRACTS TO          IN         DELIVERY    UNREALIZED
   RECEIVE        EXCHANGE FOR      DATE     DEPRECIATION
----------------------------------------------------------
HKD  75,040,874   $  9,685,693    06/02/98     $ (1,500)
JPY 692,366,007   $  5,016,055    06/03/98      (29,623)
                                               --------
      TOTAL UNREALIZED DEPRECIATION. . . . .   $(31,123)
                                               --------
                                               --------

CURRENCY ABBREVIATIONS:
-----------------------
HKD    Hong Kong Dollar.
JPY    Japanese Yen.


                            SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

SUMMARY OF INVESTMENTS MAY 31, 1998

                                              PERCENT OF
INDUSTRY                           VALUE      NET ASSETS
--------------------------------------------------------
AIR FREIGHT. . . . . . . . . .$   40,097,362        2.0%
AIRCRAFT & AEROSPACE . . . . .   41,405,175         2.1
AUTOMOTIVE . . . . . . . . . .   57,110,670         2.8
BANKS -- INTERNATIONAL . . . .  101,918,996         5.1
BANKS -- MONEY CENTER. . . . .   52,268,312         2.6
BEVERAGES. . . . . . . . . . .   37,006,575         1.8
CEMENT . . . . . . . . . . . .   60,664,194         3.0
CHEMICALS. . . . . . . . . . .   46,723,600         2.3
COMMERCIAL PAPER . . . . . . .   59,972,350         3.0
COMMUNICATIONS --
  EQUIPMENT & SOFTWARE . . . .   40,770,000         2.0
COMPUTER SOFTWARE. . . . . . .   34,272,731         1.7
CONSUMER PRODUCTS. . . . . . .  106,631,040         5.3
ELECTRICAL EQUIPMENT . . . . .   79,032,625         3.9
ELECTRONICS --
  SEMICONDUCTORS/COMPONENTS. .   95,694,250         4.8
ENGINEERING & CONSTRUCTION . .   58,734,104         2.9
FINANCIAL SERVICES . . . . . .   51,312,500         2.6
FOODS & BEVERAGES. . . . . . .   51,232,646         2.5
INSURANCE. . . . . . . . . . .   53,506,347         2.7
MACHINERY -- DIVERSIFIED . . .  112,326,336         5.6
MEDICAL EQUIPMENT. . . . . . .   47,837,500         2.4
MEDICAL SERVICES . . . . . . .   33,465,000         1.7
OIL -- INTEGRATED. . . . . . .   54,106,300         2.7
OIL -- INTERNATIONAL . . . . .   51,391,575         2.6
OIL DRILLING & SERVICES. . . .   84,667,956         4.2
PAPER PRODUCTS . . . . . . . .   86,415,109         4.3
PHARMACEUTICALS. . . . . . . .   36,248,125         1.8
PHOTOGRAPHY/IMAGING. . . . . .   56,746,129         2.8
PUBLISHING & TELEVISION. . . .   88,521,336         4.4
SPECIALTY PACKAGING. . . . . .   16,028,600         0.8
TELEPHONE -- LONG DISTANCE . .   46,654,600         2.3
TEMPORARY SERVICES . . . . . .   39,300,694         2.0
TIRE & RUBBER GOODS. . . . . .   51,938,619         2.6
U.S. GOVERNMENT AGENCIES . . .  101,454,625         5.0
UTILITIES -- ELECTRIC. . . . .   35,139,175         1.7
                              --------------      -----
                              $2,010,595,156      100.0%
                              --------------      -----
                              --------------      -----

                                              PERCENT OF
TYPE OF INVESTMENT                 VALUE      NET ASSETS
--------------------------------------------------------
COMMON STOCKS. . . . . . . . .$1,803,490,407       89.7%
PREFERRED STOCK. . . . . . . .   45,677,774         2.3
SHORT-TERM INVESTMENTS . . . .  161,426,975         8.0
                              --------------      -----
                              $2,010,595,156      100.0%
                              --------------      -----
                              --------------      -----


                            SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 1998

ASSETS:
Investments in securities, at value (identified cost
  $1,957,102,105). . . . . . . . . . . . . . . . . . . . . . .   $2,010,595,156
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          418,848
Receivable for:
    Shares of beneficial interest sold . . . . . . . . . . . .       15,550,442
    Dividends. . . . . . . . . . . . . . . . . . . . . . . . .        1,641,433
    Foreign withholding taxes reclaimed. . . . . . . . . . . .        1,180,270
Deferred organizational expenses . . . . . . . . . . . . . . .          132,684
Prepaid expenses and other assets. . . . . . . . . . . . . . .          387,128
                                                                 --------------

    TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .    2,029,905,961
                                                                 --------------
LIABILITIES:
Payable for:
    Investments purchased. . . . . . . . . . . . . . . . . . .       14,653,649
    Plan of distribution fee . . . . . . . . . . . . . . . . .        1,608,320
    Investment management fee. . . . . . . . . . . . . . . . .        1,086,679
    Shares of beneficial interest repurchased. . . . . . . . .          690,325
Organizational expenses. . . . . . . . . . . . . . . . . . . .          139,844
Accrued expenses and other payables. . . . . . . . . . . . . .          640,366
                                                                 --------------

    TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . .       18,819,183
                                                                 --------------

    NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   $2,011,086,778
                                                                 --------------
                                                                 --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital. . . . . . . . . . . . . . . . . . . . . . . .   $1,965,163,150
Net unrealized appreciation. . . . . . . . . . . . . . . . . .       53,468,579
Undistributed net investment income. . . . . . . . . . . . . .        5,900,361
Net realized loss. . . . . . . . . . . . . . . . . . . . . . .      (13,445,312)
                                                                 --------------

    NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   $2,011,086,778
                                                                 --------------
                                                                 --------------
CLASS A SHARES:
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . .     $117,750,034
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE). . .       11,355,995

    NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . .           $10.37
                                                                         ------
                                                                         ------
    MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE) . . . . .           $10.94
                                                                         ------
                                                                         ------
CLASS B SHARES:
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . .   $1,711,433,492
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE). . .      165,374,106

    NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . .           $10.35
                                                                         ------
                                                                         ------
CLASS C SHARES:
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . .     $176,496,674
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE). . .       17,054,669

    NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . .           $10.35
                                                                         ------
                                                                         ------
CLASS D SHARES:
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . .       $5,406,578
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE). . .          521,064

    NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . .           $10.38
                                                                         ------
                                                                         ------


                            SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 25, 1998* THROUGH MAY 31, 1998

NET INVESTMENT INCOME:

INCOME
Dividends (net of $943,515 foreign withholding tax). . . . . .     $  8,858,096
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,878,286
                                                                   ------------

    TOTAL INCOME . . . . . . . . . . . . . . . . . . . . . . .       12,736,382
                                                                   ------------

EXPENSES
Plan of distribution fee (Class A shares). . . . . . . . . . .           71,636
Plan of distribution fee (Class B shares). . . . . . . . . . .        3,844,341
Plan of distribution fee (Class C shares). . . . . . . . . . .          409,527
Investment management fee. . . . . . . . . . . . . . . . . . .        2,943,814
Registration fees. . . . . . . . . . . . . . . . . . . . . . .          610,769
Transfer agent fees and expenses . . . . . . . . . . . . . . .          350,654
Custodian fees . . . . . . . . . . . . . . . . . . . . . . . .           50,947
Professional fees. . . . . . . . . . . . . . . . . . . . . . .           44,736
Trustees' fees and expenses. . . . . . . . . . . . . . . . . .            4,032
Organizational expenses. . . . . . . . . . . . . . . . . . . .            7,160
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . .              149
                                                                   ------------

    TOTAL EXPENSES . . . . . . . . . . . . . . . . . . . . . .        8,337,765
                                                                   ------------

    NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . .        4,398,617
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments. . . . . . . . . . . . . . . . . . . . . . . .      (13,445,312)
    Foreign exchange transactions. . . . . . . . . . . . . . .          276,934
                                                                   ------------

    NET LOSS . . . . . . . . . . . . . . . . . . . . . . . . .      (13,168,378)
                                                                   ------------

Net unrealized appreciation/depreciation on:
    Investments. . . . . . . . . . . . . . . . . . . . . . . .       53,493,051
    Translation of forward foreign currency contracts, other
      assets and Liabilities denominated in foreign currencies          (24,472)
                                                                   ------------

    NET APPRECIATION . . . . . . . . . . . . . . . . . . . . .       53,468,579
                                                                   ------------

    NET GAIN . . . . . . . . . . . . . . . . . . . . . . . . .       40,300,201
                                                                   ------------

NET INCREASE . . . . . . . . . . . . . . . . . . . . . . . . .     $ 44,698,818
                                                                   ------------
                                                                   ------------

--------------------
*  Commencement of operations.


                         SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                              FEBRUARY 25, 1998*
                                                                   THROUGH
                                                                 MAY 31, 1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . . . . . $    4,398,617
Net realized loss. . . . . . . . . . . . . . . . . . . . . . .    (13,168,378)
Net unrealized appreciation. . . . . . . . . . . . . . . . . .     53,468,579
                                                               --------------

    NET INCREASE . . . . . . . . . . . . . . . . . . . . . . .     44,698,818

Net increase from transactions in shares of beneficial
  interest . . . . . . . . . . . . . . . . . . . . . . . . . .  1,966,337,960
                                                               --------------

    NET INCREASE . . . . . . . . . . . . . . . . . . . . . . .  2,011,036,778

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . . . . . .         50,000
                                                               --------------
    END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $5,900,361) . . . . . . . . . . . . . . . . . . . . . . . $2,011,086,778
                                                               --------------
                                                               --------------

--------------------
*  Commencement of operations.


                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

NOTES TO FINANCIAL STATEMENTS MAY 31, 1998


1.  ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Competitive Edge Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company, which currently consists of two separate Portfolios. The information contained in this report is for the "Best Ideas" Portfolio (the "Portfolio"). The Portfolio's investment objective is to provide long term capital growth. The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in common stocks of U.S. and non-U.S. companies included on the "Best Ideas" list, a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research. The Portfolio was organized as a Massachusetts business trust on October 16, 1997 and had no other operations other than those relating to organizational matters and the issuance of 1,250 shares of beneficial interest by each class for $12,500 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Portfolio's initial capitalization. The Portfolio commenced operations on February 25, 1998.

Effective June 22, 1998, the following entities have changed their name:

OLD NAME                         NEW NAME
--------                         --------
Dean Witter InterCapital Inc.    Morgan Stanley Dean Witter Advisors Inc.
Dean Witter Distributors Inc.    Morgan Stanley Dean Witter Distributors Inc.

The Portfolio offers four classes of shares. Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

NOTES TO FINANCIAL STATEMENTS MAY 31, 1998, CONTINUED


prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liabilities. The Portfolio records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

NOTES TO FINANCIAL STATEMENTS MAY 31, 1998, CONTINUED


F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Portfolio in the amount of approximately $140,000 which will be reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2.  INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Portfolio pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the net assets of the Portfolio determined as of the close of each business day. Effective May 1, 1998, the Agreement was amended to reduce the annual fee to 0.625% of the portion of daily net assets in excess of $1.5 billion.

Under the terms of the Agreement, in addition to managing the Portfolio's investments, the Investment Manager maintains certain of the Portfolio's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Portfolio who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Portfolio.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

NOTES TO FINANCIAL STATEMENTS MAY 31, 1998, CONTINUED


3.  PLAN OF DISTRIBUTION

Shares of the Portfolio are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Portfolio has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolio will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Portfolio that such excess amounts, including carrying charges, totaled $79,592,457 at May 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Portfolio through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

NOTES TO FINANCIAL STATEMENTS MAY 31, 1998, CONTINUED


broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended May 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Portfolio that for the period ended May 31, 1998, it received contingent deferred sales charges from certain redemptions of the Portfolio's Class A shares, Class B shares and Class C shares of $1,917, $380,966 and $16,983, respectively and received $2,815,924 in front-end sales charges from sales of the Portfolio's Class A shares. The respective shareholders pay such charges which are not an expense of the Portfolio.

4.  SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended May 31, 1998 aggregated $2,082,232,391 and $273,111,949, respectively.

For the period ended May 31, 1998, the Fund incurred brokerage commissions of $1,046,737 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund. At May 31, 1998, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $14,653,649.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Portfolio's transfer agent.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

NOTES TO FINANCIAL STATEMENTS MAY 31, 1998, CONTINUED


5.  SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                        FOR THE PERIOD
                                                      FEBRUARY 25, 1998*
                                                           THROUGH
                                                         MAY 31, 1998
                                                 ------------------------------
                                                    SHARES           AMOUNT
                                                 -----------     --------------
CLASS A
Sold . . . . . . . . . . . . . . . . . . . .      11,592,880      $116,824,084
Redeemed . . . . . . . . . . . . . . . . . .        (238,135)       (2,486,285)
                                                 -----------     --------------
Net increase -- Class A. . . . . . . . . . .      11,354,745       114,337,799
                                                 -----------     --------------

CLASS B
Sold . . . . . . . . . . . . . . . . . . . .     167,749,918     1,699,075,476
Redeemed . . . . . . . . . . . . . . . . . .      (2,377,063)      (24,804,561)
                                                 -----------     --------------
Net increase -- Class B. . . . . . . . . . .     165,372,855     1,674,270,915
                                                 -----------     --------------

CLASS C
Sold . . . . . . . . . . . . . . . . . . . .      17,653,992       178,479,819
Redeemed . . . . . . . . . . . . . . . . . .        (600,572)       (6,271,272)
                                                 -----------     --------------
Net increase -- Class C. . . . . . . . . . .      17,053,420       172,208,547
                                                 -----------     --------------

CLASS D
Sold . . . . . . . . . . . . . . . . . . . .         519,814         5,520,699
                                                 -----------     --------------
Net increase in Fund . . . . . . . . . . . .     194,300,834    $1,966,337,960
                                                 -----------     --------------
                                                 -----------     --------------

--------------------
* Commencement of operations.

6.  FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $11,472,000 during fiscal 1998.

As of May 31, 1998, the Portfolio had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to foreign currency gains and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $1,224,810, net realized loss was charged $276,934 and undistributed net investment income was credited $1,501,744.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

NOTES TO FINANCIAL STATEMENTS MAY 31, 1998, CONTINUED


7.  PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Portfolio may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                   FOR THE PERIOD FEBRUARY 25, 1998* THROUGH MAY 31, 1998++
                                                                 -----------------------------------------------------------
                                                                     CLASS A        CLASS B        CLASS C        CLASS D
                                                                     SHARES         SHARES         SHARES         SHARES
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period . . . . . . . . . . . . . .     $10.00         $10.00         $10.00         $10.00
                                                                     ------         ------         ------         ------

Net investment income. . . . . . . . . . . . . . . . . . . . . .       0.05           0.03           0.03           0.08
Net realized and unrealized gain . . . . . . . . . . . . . . . .       0.32           0.32           0.32           0.30
                                                                     ------         ------         ------         ------

Total from investment operations . . . . . . . . . . . . . . . .       0.37           0.35           0.35           0.38
                                                                     ------         ------         ------         ------

Net asset value, end of period . . . . . . . . . . . . . . . . .     $10.37         $10.35         $10.35         $10.38
                                                                     ------         ------         ------         ------
                                                                     ------         ------         ------         ------

TOTAL INVESTMENT RETURN+(1). . . . . . . . . . . . . . . . . . .       3.70%          3.50%          3.50%          3.80%

RATIOS TO AVERAGE NET ASSETS (2):

Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1.13%          1.88%          1.88%          0.92%

Net investment income. . . . . . . . . . . . . . . . . . . . . .       1.66%          0.92%          0.91%          2.94%

SUPPLEMENTAL DATA:

Net assets, end of period, in millions . . . . . . . . . . . . .       $118         $1,711           $176             $5

Portfolio turnover rate (1). . . . . . . . . . . . . . . . . . .         19%            19%            19%            19%

Average commission rate paid . . . . . . . . . . . . . . . . . .    $0.0287        $0.0287        $0.0287        $0.0287

--------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.


                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND -- "BEST IDEAS" PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Competitive Edge Fund -- "Best Ideas" Portfolio (the "Portfolio") at May 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period February 25, 1998 (commencement of operations) through May 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
JULY 6, 1998

Morgan Stanley Dean Witter
Competitive Edge Fund
"Best Ideas" Portfolio
Two World Trade Center
New York, New York 10048

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Thomas F. Caloia
Treasurer

CUSTODIAN

The Bank of New York
90 Washington Street
New York, New York 10286

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT


Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER


Morgan Stanley Dean Witter Advisors Inc.


MORGAN STANLEY
DEAN WITTER
COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO


                              [GRAPHIC]
PROSPECTUS -- JULY 30, 1998

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

STATEMENT OF                    MORGAN STANLEY DEAN WITTER
ADDITIONAL INFORMATION          COMPETITIVE EDGE FUND
JULY 30, 1998

--------------------------------------------------------------------------------


    Morgan Stanley Dean Witter Competitive Edge Fund (the "Fund") is an open-end, diversified management investment company currently consisting of two separate portfolios (individually a "Portfolio" and collectively the "Portfolios"). The "BEST IDEAS" PORTFOLIO has an investment objective of long-term capital growth and invests primarily in common stocks of U.S. and non-U.S. companies included in the "Best Ideas" subgroup of "Global Investing--The Competitive Edge" (the " 'Competitive Edge' List"), a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research ("MSDW Equity Research"). The COMPETITIVE EDGE PORTFOLIO has an investment objective of long-term capital growth and invests primarily in common stocks of U.S. and non-U.S. companies included in the Competitive Edge List.


    A Prospectus for the "Best Ideas" Portfolio of the Fund dated July 30, 1998, which provides the basic information you should know before investing in that Portfolio, may be obtained without charge from the Fund at its address or telephone numbers listed below or from the Fund's Distributor, Morgan Stanley Dean Witter Distributors Inc., or from Dean Witter Reynolds Inc. at any of its branch offices. The Competitive Edge Portfolio is not being offered to investors at this time. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus of each Portfolio. It is intended to provide you additional information regarding the activities and operations of the respective Portfolio, and should be read in conjunction with each Portfolio's Prospectus.


Morgan Stanley Dean Witter
Competitive Edge Fund
Two World Trade Center
New York, New York 10048
(212) 392-2550 or
(800) 869-NEWS (toll-free)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


The Fund and its Management............................................................          3

Trustees and Officers..................................................................          8

Investment Practices and Policies of the Portfolios....................................         13

Investment Restrictions................................................................         30

Portfolio Transactions and Brokerage...................................................         31

The Distributor........................................................................         32

Determination of Net Asset Value.......................................................         36

Purchase of Portfolio Shares...........................................................         37

Shareholder Services...................................................................         39

Redemptions and Repurchases............................................................         44

Dividends, Distributions and Taxes.....................................................         45

Performance Information................................................................         46

Description of Shares of The Fund......................................................         48

Custodian and Transfer Agent...........................................................         48

Independent Accountants................................................................         48

Reports to Shareholders................................................................         49

Legal Counsel..........................................................................         49

Experts................................................................................         49

Registration Statement.................................................................         49

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

THE FUND

    The Fund is a trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of the Commonwealth of Massachusetts on October 16, 1997. On December 18, 1997 the Fund changed its name from Dean Witter "Competitive Edge" Fund to Morgan Stanley Dean Witter Competitive Edge Fund and changed the name of its "Competitive Edge" Portfolio to Competitive Edge Portfolio.

THE INVESTMENT MANAGER


    Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager" or "MSDW Advisors"), a Delaware corporation, whose address is Two World Trade Center, New York, New York, 10048, is the Fund's investment manager. MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"), a Delaware corporation. The daily management of the Fund and research relating to each Portfolio of the Fund are conducted by or under the direction of officers of the Fund and of the Investment Manager, subject to review by the Fund's Board of Trustees. Information as to these Trustees and officers is contained under the caption, "Trustees and Officers."



    Morgan Stanley Dean Witter Equity Research is not the investment advisor of the Fund, has not made its stock selections with the Fund or any other investment product in mind and makes no representation that the stock selections, taken as a whole, are a suitable investment portfolio, or are suitable for any type of investor based on their specific investment objectives and financial position. MSDW Equity Research is under no obligation to the Fund to continue to publish these types of lists or to advise the Fund of any changes in its opinion or information.



    As a diversified financial services firm, with three primary businesses--securities, asset management and credit services, MSDW provides a wide range of financial services to issuers of securities and investors in securities. MSDW and others associated with it may create markets or specialize in, have positions in and affect transactions in securities of companies included on its research lists and may also perform or seek to perform investment banking services for those companies. Within the last three years MSDW may have managed or co-managed public security offerings for companies included on their research lists, and they or their employees may have a long or short position on holdings in the securities, or options on securities, or other related investments of companies included on their research lists.



    MSDW Advisors is the investment manager or investment advisor of the following investment companies, which are collectively referred to as the "Morgan Stanley Dean Witter Funds":



OPEN-END FUNDS

        1  Active Assets California Tax-Free Trust
        2  Active Assets Government Securities Trust
        3  Active Assets Money Trust
        4  Active Assets Tax-Free Trust
        5  Morgan Stanley Dean Witter American Value Fund
        6  Morgan Stanley Dean Witter Balanced Growth Fund
        7  Morgan Stanley Dean Witter Balanced Income Fund
        8  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
        9  Morgan Stanley Dean Witter California Tax-Free Income Fund
       10  Morgan Stanley Dean Witter Capital Appreciation Fund
       11  Morgan Stanley Dean Witter Capital Growth Securities
       12  Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS" Portfolio
       13  Morgan Stanley Dean Witter Convertible Securities Trust
       14  Morgan Stanley Dean Witter Developing Growth Securities Trust
       15  Morgan Stanley Dean Witter Diversified Income Trust

       16  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
       17  Morgan Stanley Dean Witter Equity Fund
       18  Morgan Stanley Dean Witter European Growth Fund Inc.
       19  Morgan Stanley Dean Witter Federal Securities Trust
       20  Morgan Stanley Dean Witter Financial Services Trust
       21  Morgan Stanley Dean Witter Fund of Funds
       22  Dean Witter Global Asset Allocation Fund
       23  Morgan Stanley Dean Witter Global Dividend Growth Securities
       24  Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
       25  Morgan Stanley Dean Witter Global Utilities Fund
       26  Morgan Stanley Dean Witter Growth Fund
       27  Morgan Stanley Dean Witter Hawaii Municipal Trust
       28  Morgan Stanley Dean Witter Health Sciences Trust
       29  Morgan Stanley Dean Witter High Yield Securities Inc.
       30  Morgan Stanley Dean Witter Income Builder Fund
       31  Morgan Stanley Dean Witter Information Fund
       32  Morgan Stanley Dean Witter Intermediate Income Securities
       33  Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
       34  Morgan Stanley Dean Witter International SmallCap Fund
       35  Morgan Stanley Dean Witter Japan Fund
       36  Morgan Stanley Dean Witter Limited Term Municipal Trust
       37  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
       38  Morgan Stanley Dean Witter Market Leader Trust
       39  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
       40  Morgan Stanley Dean Witter Mid-Cap Growth Fund
       41  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
       42  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
       43  Morgan Stanley Dean Witter New York Municipal Money Market Trust
       44  Morgan Stanley Dean Witter New York Tax-Free Income Fund
       45  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
       46  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
       47  Dean Witter Retirement Series
       48  Morgan Stanley Dean Witter Select Dimensions Investment Series
       49  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
       50  Morgan Stanley Dean Witter Short-Term Bond Fund
       51  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
       52  Morgan Stanley Dean Witter Special Value Fund
       53  Morgan Stanley Dean Witter S&P 500 Index Fund
       54  Morgan Stanley Dean Witter Strategist Fund
       55  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
       56  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
       57  Morgan Stanley Dean Witter U.S. Government Money Market Trust
       58  Morgan Stanley Dean Witter U.S. Government Securities Trust
       59  Morgan Stanley Dean Witter Utilities Fund
       60  Morgan Stanley Dean Witter Value-Added Market Series
       61  Morgan Stanley Dean Witter Variable Investment Series
       62  Morgan Stanley Dean Witter World Wide Income Trust

CLOSED-END FUNDS

        1  InterCapital California Insured Municipal Income Trust
        2  InterCapital California Quality Municipal Securities
        3  Dean Witter Government Income Trust
        4  High Income Advantage Trust

        5  High Income Advantage Trust II
        6  High Income Advantage Trust III
        7  InterCapital Income Securities Inc.
        8  InterCapital Insured California Municipal Securities
        9  InterCapital Insured Municipal Bond Trust
       10  InterCapital Insured Municipal Income Trust
       11  InterCapital Insured Municipal Securities
       12  InterCapital Insured Municipal Trust
       13  Municipal Income Opportunities Trust
       14  Municipal Income Opportunities Trust II
       15  Municipal Income Opportunities Trust III
       16  Municipal Income Trust
       17  Municipal Income Trust II
       18  Municipal Income Trust III
       19  Municipal Premium Income Trust
       20  InterCapital New York Quality Municipal Securities
       21  Morgan Stanley Dean Witter Prime Income Trust
       22  InterCapital Quality Municipal Income Trust
       23  InterCapital Quality Municipal Investment Trust
       24  InterCapital Quality Municipal Securities



    In addition, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), a wholly-owned subsidiary of MSDW Advisors, serves as manager for the following investment companies for which TCW Funds Management, Inc. is the investment advisor (the "TCW/DW Funds"):


OPEN-END FUNDS

        1  TCW/DW Emerging Markets Opportunities Trust
        2  TCW/DW Global Telecom Trust
        3  TCW/DW Income and Growth Fund
        4  TCW/DW Latin American Growth Fund
        5  TCW/DW Mid-Cap Equity Trust
        6  TCW/DW North American Government Income Trust
        7  TCW/DW Small Cap Growth Fund
        8  TCW/DW Total Return Trust


CLOSED-END FUNDS

        1  TCW/DW Term Trust 2000
        2  TCW/DW Term Trust 2002
        3  TCW/DW Term Trust 2003



    MSDW Advisors also serves as: (i) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; (ii) sub-administrator of Templeton Global Governments Income Trust, a closed-end investment company; and
(iii) investment advisor of Offshore Dividend Growth Fund and Offshore Money Market Fund, mutual funds established under the laws of the Cayman Islands and available only to investors who are participants in The International Active Assets Account program and are neither citizens nor residents of the United States.


    Pursuant to an Investment Management Agreement (the "Agreement") with the Investment Manager, the Fund has retained the Investment Manager to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective and policies.

    Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund. The Investment Manager has retained MSDW services to provide its administrative services under the agreement.



    Each Portfolio pays all expenses incurred in its operation and a portion of the Fund's general administrative expenses allocated on the basis of asset size of the respective Portfolio. Expenses not expressly assumed by the Investment Manager under the Agreement or by the Distributor of the Portfolio's shares, Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor") (see "The Distributor"), will be paid by the Portfolio. These expenses will be allocated among the four classes of shares of the Portfolio of the Fund (each, a "Class") pro rata based on the net assets of the Portfolio of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1 (the "12b-1 fee") (see "The Distributor"); charges and expenses of any registrar, custodian, share transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Portfolio and its shares under federal and state securities laws; the cost and expenses of printing, including typesetting, and distributing prospectuses of the Portfolio and supplements thereto to the Portfolio's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; any charges and expenses of any outside service used for pricing of the Portfolio's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund, the Portfolio or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager) and independent accountants; membership dues of industry associations; interest on Portfolio borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Portfolio which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto; depending upon the nature of the legal claim, liability or lawsuit, the costs of litigation, payment of legal claims or liabilities or indemnification relating thereto may be directly applicable to the Portfolio or may be proportionately allocated on the basis of the size of the Portfolio. The Trustees have determined that this is an appropriate method of allocation of such expenses); and all other costs of the Portfolio's operation properly payable by the Fund and allocable on the basis of size of the respective Portfolio. The 12b-1 fees relating to a particular Class of the Portfolio will be allocated directly to that Class. In addition, other expenses associated with a particular Class of a particular Portfolio (except custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.



    The Investment Manager paid the organizational expenses of each Portfolio incurred prior to the offering of its shares. Each Portfolio has agreed to bear and reimburse the Investment Manager for such expenses, in an amount of up to a maximum of $250,000. The organizational expenses of each Portfolio have been deferred by the Portfolio and are being amortized on the straight line method over a period not to exceed five years from the date of commencement of each Portfolio's operations.


    As full compensation for the services and facilities furnished to each Portfolio of the Fund and expenses of each Portfolio assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.65% to the daily net assets not exceeding $1.5 billion and 0.625% of the daily net assets exceeding $1.5 billion of the "Best Ideas" Portfolio and 0.75% to the daily net assets of the Competitive Edge Portfolio. The management fee is allocated among the Classes of each Portfolio pro rata based on the net assets of the respective Portfolio attributable to each Class. For the fiscal period ended May 31, 1998 the "Best Ideas" Portfolio accrued to the Investment Manager total compensation of $2,943,814.


    The Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors. The Agreement in no way restricts the Investment Manager from acting as investment manager or adviser to others.


    The Agreement was initially approved by the Board of Trustees on November 6, 1997 and by MSDW Advisors, as the then sole shareholder, on November 6, 1997. The Agreement may be terminated with respect to any Portfolio, at any time, without penalty, on thirty days' notice by the Board of Trustees of the Fund, by the holders of a majority, as defined in the Investment Company Act of 1940 (the "Act"), of the outstanding shares of the respective Portfolio of the Fund, or by the Investment Manager. The Agreement will automatically terminate in the event of its assignment (as defined in the Act).


    Under its terms, the Agreement has an initial term ending April 30, 1999 and will remain in effect from year to year thereafter with respect to each Portfolio, provided continuance of the Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Act, of the outstanding shares of each Portfolio of the Fund, or by the Board of Trustees of the Fund; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Agreement or "interested persons" (as defined in the Act) of any such party (the "Independent Trustees"), which vote must be cast in person at a meeting called for the purpose of voting on such approval.


    The following owned 5% or more of the outstanding shares of Class D on June 30, 1998: Reinhard Eschbach TTEE & Ruth Eschbach TTEE UAD 12/08/82 by Rudolf Eschbach IRV. TR, 24430 Hoover Road, Warren, MI 48089--56.7%; Hare & Co, c/o The Bank of New York P.O. Box 11203, New York, NY 10286--36.5%.



    The Fund has acknowledged that the name "Morgan Stanley Dean Witter" is a property right of MSDW. The Fund has agreed that MSDW, or any corporate affiliate of MSDW, may use or, at any time, permit others to use, the name "Morgan Stanley Dean Witter." The Fund has also agreed that in the event the Agreement is terminated, or if the affiliation between MSDW Advisors and its parent company is terminated, the Fund will eliminate the name "Morgan Stanley Dean Witter" from its name if MSDW, or any corporate affiliate of MSDW, shall so request.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


    The Trustees and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with MSDW Advisors, and with the 86 Morgan Stanley Dean Witter Funds and the 11 TCW/DW Funds are shown below:



      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Michael Bozic (57) ...................................  Chairman and Chief Executive Officer of Levitz Furniture
Trustee                                                 Corporation (since November, 1995); Director or Trustee of
c/o Levitz Furniture Corporation                        the Morgan Stanley Dean Witter Funds; formerly President
7887 N. Federal Highway                                 and Chief Executive Officer of Hills Department Stores
Boca Raton, Florida                                     (May, 1991-July, 1995); formerly variously Chairman, Chief
                                                        Executive Officer, President and Chief Operating Officer
                                                        (1987-1991) of the Sears Merchandise Group of Sears,
                                                        Roebuck and Co.; Director of Eaglemark Financial Services,
                                                        Inc. and Weirton Steel Corporation.

Charles A. Fiumefreddo* (65) .........................  Chairman, Director or Trustee, President and Chief
Chairman, President                                     Executive Officer of the Morgan Stanley Dean Witter Funds;
Chief Executive Officer and Trustee                     Chairman, Chief Executive Officer and Trustee of the
Two World Trade Center                                  TCW/DW Funds; formerly Chairman, Chief Executive Officer
New York, New York                                      and Director of MSDW Advisors, MSDW Distributors and MSDW
                                                        Services, Executive Vice President and Director of Dean
                                                        Witter Reynolds Inc. ("DWR"), Chairman and Director of
                                                        Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"), and
                                                        Director and/or officer of various MSDW subsidiaries
                                                        (until June, 1998).

Edwin J. Garn (65) ...................................  Director or Trustee of the Morgan Stanley Dean Witter
Trustee                                                 Funds; formerly United States Senator (R-Utah) (1974-1992)
c/o Huntsman Corporation                                and Chairman, Senate Banking Committee (1980-1986);
500 Huntsman Way                                        formerly Mayor of Salt Lake City, Utah (1972-1974);
Salt Lake City, Utah                                    formerly Astronaut, Space Shuttle Discovery (April 12-19,
                                                        1985); Vice Chairman, Huntsman Corporation (since January,
                                                        1993); Director of Franklin Covey (time management
                                                        systems), John Alden Financial Corp. (health insurance),
                                                        United Space Alliance (joint venture between Lockheed
                                                        Martin and the Boeing Company) and Nuskin Asia Pacific
                                                        (Multilevel Marketing); member of the board of various
                                                        civic and charitable organizations.

John R. Haire (73) ...................................  Chairman of the Audit Committee and Director or Trustee of
Trustee                                                 the Morgan Stanley Dean Witter Funds; Chairman of the
Two World Trade Center                                  Audit Committee and Trustee of the TCW/DW Funds; formerly
New York, New York                                      Chairman of the Independent Directors or Trustees of the
                                                        Morgan Stanley Dean Witter Funds and the TCW/DW Funds
                                                        (until June, 1998); formerly President, Council for Aid to
                                                        Education (1978-1989) and Chairman and Chief Executive
                                                        Officer of Anchor Corporation, an Investment Adviser
                                                        (1964-1978).

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Wayne E. Hedien (64) .................................  Retired, Director or Trustee of the Morgan Stanley Dean
Trustee                                                 Witter Funds; Director of The PMI Group, Inc. (private
c/o Gordon Altman Butowsky                              mortgage insurance); Trustee and Vice Chairman of The
 Weitzen Shalov & Wein                                  Field Museum of Natural History; formerly associated with
Counsel to the Independent Trustees                     the Allstate Companies (1966-1994), most recently as
114 West 47th Street                                    Chairman of The Allstate Corporation (March,
New York, New York                                      1993-December, 1994) and Chairman and Chief Executive
                                                        Officer of its wholly-owned subsidiary, Allstate Insurance
                                                        Company (July, 1989-December, 1994); director of various
                                                        other business and charitable organizations.

Dr. Manuel H. Johnson (49) ...........................  Senior Partner, Johnson Smick International, Inc., a
Trustee                                                 consulting firm; Co-Chairman and a founder of the Group of
c/o Johnson Smick International, Inc.                   Seven Council (G7C), an international economic commission;
1133 Connecticut Avenue, N.W.                           Director or Trustee of the Morgan Stanley Dean Witter
Washington, DC                                          Funds; Trustee of the TCW/ DW Funds; Director of Greenwich
                                                        Capital Markets, Inc. (broker-dealer); Director of NASDAQ
                                                        (since June, 1995); Director of Greenwich Capital Markets,
                                                        Inc. (broker-dealer) and NVR, Inc. (Home Construction);
                                                        Chairman and Trustee of the Financial Accounting
                                                        Foundation (oversight organization for the Financial
                                                        Accounting Standards Board); formerly Vice Chairman of the
                                                        Board of Governors of the Federal Reserve System
                                                        (1986-1990) and Assistant Secretary of the U.S. Treasury
                                                        (1982-1986).

Michael E. Nugent (62) ...............................  General Partner, Triumph Capital, L.P., a private in-
Trustee                                                 vestment partnership; Director or Trustee of the Morgan
c/o Triumph Capital, L.P.                               Stanley Dean Witter Funds; Trustee of the TCW/ DW Funds;
237 Park Avenue                                         formerly Vice President, Bankers Trust Company and BT
New York, New York                                      Capital Corporation (1984-1988); director of various
                                                        business organizations.

Philip J. Purcell* (54) ..............................  Chairman of the Board of Directors and Chief Executive
Trustee                                                 Officer of MSDW, DWR and Novus Credit Services Inc.;
1585 Broadway                                           Director of MSDW Distributors; Director or Trustee of the
New York, New York                                      Morgan Stanley Dean Witter Funds; Director and/or officer
                                                        of various MSDW subsidiaries.

John L. Schroeder (67) ...............................  Retired; Director or Trustee of the Morgan Stanley Dean
Trustee                                                 Witter Funds; Trustee of the TCW/DW Funds; Director of
c/o Gordon Altman Butowsky Weitzen                      Citizens Utilities Company; formerly Executive Vice
  Shalov & Wein                                         President and Chief Investment Officer of the Home
Counsel to the Independent Trustees                     Insurance Company (August, 1991-September, 1995).
114 West 47th Street
New York, New York

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Barry Fink (43) ......................................  Senior Vice President (since March, 1997), Secretary and
Vice President, Secretary                               General Counsel (since February, 1997) and Director (since
 and General Counsel                                    July, 1998) of MSDW Advisors and MSDW Services; Senior
Two World Trade Center                                  Vice President (since March, 1997) and Assistant Secretary
New York, New York                                      and Assistant General Counsel (since February, 1997) of
                                                        MSDW Distributors; Assistant Secretary of DWR (since Au-
                                                        gust, 1996); Vice President, Secretary and General Counsel of the Morgan Stanley Dean Witter Funds and the TCW/DW
                                                        Funds (since February, 1997); previously First Vice
                                                        President (June, 1993-February, 1997), Vice President
                                                        (until June, 1993) and Assistant Secretary and Assistant
                                                        General Counsel of MSDW Advisors and MSDW Services and
                                                        Assistant Secretary of the Morgan Stanley Dean Witter
                                                        Funds and the TCW/DW Funds.

Mark Bavoso (37) .....................................  Senior Vice President of MSDW Advisors (since June, 1993);
Vice President                                          formerly Vice President of MSDW Advisors; Vice President
Two World Trade Center                                  of various Morgan Stanley Dean Witter Funds.
New York, New York

Thomas F. Caloia (52) ................................  First Vice President and Assistant Treasurer of MSDW
Treasurer                                               Advisors and MSDW Services; Treasurer of the Morgan
Two World Trade Center                                  Stanley Dean Witter Funds and the TCW/DW Funds.
New York, New York


------------
* Denotes Trustees who are "interested persons" of the Fund, as defined in the Act.


    In addition, Mitchell M. Merin, President, Chief Executive Officer and Director of MSDW Advisors and MSDW Services, Chairman and Director of MSDW Distributors and MSDW Trust. Executive Vice President and Director of DWR, and Director of SPS Transaction Services, Inc. and various other MSDW subsidiaries, Robert M. Scanlan, President, Chief Operating Officer and Director of MSDW Advisors and MSDW Services, Executive Vice President of MSDW Distributors and MSDW Trust and Director of MSDW Trust, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of MSDW Advisors and Director of MSDW Trust, Robert S. Giambrone, Senior Vice President of MSDW Advisors, MSDW Services, MSDW Distributors and MSDW Trust and a Director of MSDW Trust, and Kenton J. Hinchliffe and Guy D. Rutherford, Jr., Senior Vice Presidents of MSDW Advisors, and Robert Rossetti, Vice President of MSDW Advisors are Vice Presidents of the Fund, and Steven MacNamara Vice President of MSDW Advisors is an Assistant Vice President of the Fund, and Marilyn K. Cranney and Carsten Otto, First Vice Presidents and Assistant General Counsels of MSDW Advisors and MSDW Services, Frank Bruttomesso, Lou Anne D. McInnis and Ruth Rossi, Vice Presidents and Assistant General Counsels of MSDW Advisors and MSDW Services, and Todd Lebo, a Staff Attorney with MSDW Advisors, are Assistant Secretaries of the Fund.



THE BOARD OF TRUSTEES, THE INDEPENDENT TRUSTEES, AND THE COMMITTEES



    The Board of Trustees consists of nine (9) trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds, and are referred to in this section as Trustees. As of the date of this Statement of Additional Information, there are a total of 86 Morgan Stanley Dean Witter Funds, comprised of 132 portfolios. As of June 30, 1998, the Morgan Stanley Dean Witter Funds had total net assets of approximately $107 billion and more than six million shareholders.

    Seven Trustees (77% of the total number) have no affiliation or business connection with MSDW Advisors or any of its affiliated persons and do not own any stock or other securities issued by MSDW Advisors' parent company, MSDW. These are the "disinterested" or "independent" Trustees. Four of the seven independent Trustees are also Independent Trustees of the TCW/DW Funds.



    Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Morgan Stanley Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.



    All of the Independent Trustees serve as members of the Audit Committee. Three of them also serve as members of the Derivatives Committee. During the calendar year ended December 31, 1997, the Audit Committee, the Derivatives Committee and the Independent Trustees held a combined total of seventeen meetings.



    The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have such a plan.



    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and reviewing the adequacy of the Fund's system of internal controls.



    Finally, the Board of each Fund has formed a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.



ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS



    The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Dean Witter Funds.

COMPENSATION OF INDEPENDENT TRUSTEES



    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee. Mr. Haire currently serves as Chairman of the Audit Committee.



    At such time as the Fund has been in operation, and has paid fees to the Independent Trustees, for a full fiscal year, and assuming that during such fiscal year the Fund holds the same number of meetings of the Board, the Independent Trustees and the Committees as were held by the other Morgan Stanley Dean Witter Funds during the calendar year ended December 31, 1997, it is estimated that the compensation paid to each Independent Trustee during such fiscal year will be the amount shown in the following table:


                         FUND COMPENSATION (ESTIMATED)



                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,600
Edwin J. Garn.................................................       1,600
John R. Haire.................................................       2,350
Wayne E. Hedien...............................................       1,600
Dr. Manuel H. Johnson.........................................       1,600
Michael E. Nugent.............................................       1,600
John L. Schroeder.............................................       1,600



    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1997 for services to the 84 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 14 TCW/DW Funds that were in operation at December 31, 1997. Mr. Haire serves as Chairman of the Audit Committee of each Morgan Stanley Dean Witter Fund and each TCW/DW Fund and, prior to June 1, 1998, also served as Chairman of the Independent Directors or Trustees of those Funds. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. Mr. Hedien's term as Director or Trustee of each Morgan Stanley Dean Witter Fund commenced on September 1, 1997.



    CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS



                                                                    FOR SERVICE AS                      TOTAL CASH
                              FOR SERVICE AS                         CHAIRMAN OF      FOR SERVICE AS   COMPENSATION
                               DIRECTOR OR                           INDEPENDENT       CHAIRMAN OF     FOR SERVICES
                               TRUSTEE AND                         DIRECTORS/TRUSTEES  INDEPENDENT         TO 84
                             COMMITTEE MEMBER    FOR SERVICE AS       AND AUDIT          TRUSTEES         MORGAN
                               OF 84 MORGAN       TRUSTEE AND      COMMITTEES OF 84     AND AUDIT         STANLEY
                                 STANLEY        COMMITTEE MEMBER    MORGAN STANLEY    COMMITTEES OF     DEAN WITTER
                               DEAN WITTER        OF 14 TCW/DW       DEAN WITTER            14         FUNDS AND 14
NAME OF INDEPENDENT TRUSTEE       FUNDS              FUNDS              FUNDS          TCW/DW FUNDS    TCW/DW FUNDS
---------------------------  ----------------   ----------------   ----------------   --------------   -------------
Michael Bozic..............      $133,602            --                --                 --             $133,602
Edwin J. Garn..............       149,702            --                --                 --              149,702
John R. Haire..............       149,702           $ 73,725           $157,463          $ 25,350         406,240
Wayne E. Hedien............        39,010            --                --                 --               39,010
Dr. Manuel H. Johnson......       145,702             71,125           --                 --              216,827
Michael E. Nugent..........       149,702             73,725           --                 --              223,427
John L. Schroeder..........       149,702             73,725           --                 --              223,427

    As of the date of this Statement of Additional Information, 57 of the Morgan Stanley Dean Witter Funds, not including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 29.41% of his or her Eligible Compensation plus 0.4901667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 58.82% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.



    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 57 Morgan Stanley Dean Witter Funds (not including the Fund) for the year ended December 31, 1997, and the estimated retirement benefits for the Fund's Independent Trustees, to commence upon their retirement, from the 57 Morgan Stanley Dean Witter Funds as of December 31, 1997.



         RETIREMENT BENEFITS FROM ALL MORGAN STANLEY DEAN WITTER FUNDS



                                                                                                             ESTIMATED
                                                                                              RETIREMENT      ANNUAL
                                                                                               BENEFITS      BENEFITS
                                                            ESTIMATED                         ACCRUED AS       UPON
                                                         CREDITED YEARS        ESTIMATED       EXPENSES     RETIREMENT
                                                          OF SERVICE AT      PERCENTAGE OF      BY ALL       FROM ALL
                                                           RETIREMENT          ELIGIBLE        ADOPTING      ADOPTING
NAME OF INDEPENDENT TRUSTEE                               (MAXIMUM 10)       COMPENSATION       FUNDS        FUNDS(2)
-----------------------------------------------------  -------------------  ---------------  ------------   -----------
Michael Bozic........................................              10             58.82%     $20,499         $  55,026
Edwin J. Garn........................................              10             58.82       30,878            55,026
John R. Haire........................................              10             58.82      (19,823)(3)       132,002
Wayne E. Hedien......................................               9             50.00            0            46,772
Dr. Manuel H. Johnson................................              10             58.82       12,832            55,026
Michael E. Nugent....................................              10             58.82       22,546            55,026
John L. Schroeder....................................               8             49.02       39,350            46,123


------------

(1) An Eligible Trustee may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.


(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.



(3) This number reflects the effect of the extension of Mr. Haire's term as Director or Trustee until May 1, 1999.



    As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1 percent of the Fund's shares of beneficial interest outstanding.



INVESTMENT PRACTICES AND POLICIES OF THE PORTFOLIOS

--------------------------------------------------------------------------------


    "BEST IDEAS" LIST. As of July 16, 1998, the companies in the "Best Ideas" subgroup as published in "Global Industry -- The Competitive Edge" Update -- July 1998 were as follows: AES Corp., American Express, American Home Products, AXA-UAP, Bank of New York, BMW, Boeing, Chevron, Cisco,

Citicorp, Coca-Cola Enterprises, Computer Associates, Diageo, Dresser Industries, DuPont, Emerson Electric, Federal Express, Fuji Photo Film, General Electric, Holderbank, HSBC, Intel, Lilly (Eli), MAN, Medtronic, Michelin, Microsoft, Nestle, News Corp, Quintiles, Sandvik, Schlumberger, Siebe, Skandia International, Sony, Time Warner, Total, Unilever plc, United Bank of Switzerland (UBS) and UPM-Kymmene. The "Best Ideas" List is updated quarterly.


    A description of the various investment practices and techniques in which certain or all of the Portfolios may engage is set forth below as well as in the Prospectus of each Portfolio. Shareholders are referred to the Prospectuses of those Portfolios for more detailed information.

    MONEY MARKET INSTRUMENTS. As stated in the Prospectus for each Portfolio, the money market instruments which each Portfolio of the Fund may purchase include U.S. Government securities, bank obligations, Eurodollar certificates of deposit, obligations of savings institutions, fully insured certificates of deposit and commercial paper. Such securities are limited to:

        U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

        BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1,000,000,000 or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

        EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks, having total assets of $1,000,000,000 or more;

        OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1,000,000,000 or more;

        FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1,000,000,000, if the principal amount of the obligation is insured by the Federal Deposit Insurance Corporation, limited to $100,000 principal amount per certificate and to 10% or less of each Portfolio's total assets;

        COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's (S&P) or the highest grade by Moody's or, if not rated, issue by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

    FOREIGN SECURITIES. As stated in the Prospectuses for the Portfolio, foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Fluctuations in the relative rates of exchange between the currencies of different nations will affect the value of the Portfolio's investments denominated in foreign currency. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of a Portfolio's assets denominated in that currency and thereby impact upon the Portfolio's total return on such assets.

    Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Moreover, foreign currency exchange rates may be affected by the regulatory control of the exchanges on which the currencies trade. The foreign currency transactions of a fund will be conducted on a spot basis or through forward contracts or futures contracts (described in the Statement of Additional Information). The Portfolio will incur certain costs in connection with these currency transactions.

    Investments in foreign securities will also occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to the more rigorous uniform accounting, auditing and financial reporting standards and requirements applicable to U.S. companies.

    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of certain Portfolio trades effected in such markets. Inability to dispose of portfolio securities due to settlement delays could result in losses to the Portfolio due to subsequent declines in value of such securities and the inability of the Portfolio to make intended security purchases due to settlement problems could result in a failure of the Portfolio to make potentially advantageous investments. To the extent the Portfolio purchases Eurodollar certificates of deposit issued by foreign branches of domestic United States banks, consideration will be given to their domestic marketability, the lower reserve requirements normally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, and future international political and economic developments which might adversely affect the payment of principal or interest.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. As stated in the Prospectuses for the Global Best Ideas Portfolio and the Global Competitive Edge Portfolio, the Portfolios may enter into forward foreign currency exchange contracts ("forward contracts") as a hedge against fluctuations in future foreign exchange rates. A Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial and investment banks) and their customers. Such forward contracts will only be entered into with United States banks and their foreign branches or foreign banks, insurance companies and other dealers whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


    When management of the Portfolio believes that a particular foreign currency may suffer a substantial movement against the U.S. dollar, it may enter into a forward contract to purchase or sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency.


    The Portfolio will enter into forward contracts under various circumstances. When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, desire to "lock in" the price of the security in U.S. dollars or some other foreign currency which the Portfolio is temporarily holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase (by the Portfolio or the counterparty) and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    At other times, when, for example, the Portfolio's Investment Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar or some other foreign currency, the Portfolio may enter into a forward contract to sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities holdings (or securities which the fund has purchased for its portfolio) denominated in such foreign currency. Under identical circumstances, the Portfolio may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of the portfolio securities to be hedged. This method of hedging, called "cross-hedging," will be selected by the Investment Manager when it is determined that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem.

    In addition, when the Investment Manager anticipates purchasing securities at some time in the future, and wishes to lock in the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, the Portfolio may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency. The Portfolio may, however, close out the forward contract without purchasing the security which was the subject of the "anticipatory" hedge.

    The Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the management of the relevant Portfolio believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served. The Portfolio's custodian bank will place cash, U.S. Government securities or other appropriate liquid portfolio securities in a segregated account of the Portfolio in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts entered into under the circumstances set forth above. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts.

    Where, for example, the Portfolio is hedging a portfolio position consisting of foreign securities denominated in a foreign currency against adverse exchange rate moves vis-a-vis the U.S. dollar, at the maturity of the forward contract for delivery by the Portfolio of a foreign currency, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency (however, the ability of the fund to terminate a contract is contingent upon the willingness of the currency trader with whom the contract has been entered into to permit an offsetting transaction). It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio securities if its market value exceeds the amount of foreign currency a fund is obligated to deliver.

    If the Portfolio retains the portfolio securities and engages in an offsetting transaction, the Portfolio will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    If the Portfolio purchases a fixed-income security which is denominated in U.S. dollars but which will pay out its principal based upon a formula tied to the exchange rate between the U.S. dollar and a foreign currency, it may hedge against a decline in the principal value of the security by entering into a forward contract to sell an amount of the relevant foreign currency equal to some or all of the principal value of the security.

    At times when the Portfolio has written a call option on a security or the currency in which it is denominated, it may wish to enter into a forward contract to purchase or sell the foreign currency in which the security is denominated. A forward contract would, for example, hedge the risk of the security on which a call option has been written declining in value to a greater extent than the value of the premium received for the option. The Portfolio will maintain with its Custodian at all times, cash, U.S. Government securities, or other liquid portfolio securities in a segregated account equal in value to all forward contract obligations and option contract obligations entered into in hedge situations such as this.

    Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.


    In all of the above circumstances, if the currency in which the Portfolio securities holdings (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased (or sold), then the Portfolio will have realized fewer gains than had the Fund not entered into the forward contracts. Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The Portfolio is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Manager. The Portfolio generally will not enter into a forward contract with a term of greater than one year, although it may enter into forward contracts for periods of up to five years. The Portfolio may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code (the "Code") requirements relating to qualifications as a regulated investment company (see "Dividends, Distributions and Taxes").


    REPURCHASE AGREEMENTS. As discussed in each Portfolio's Prospectus, when cash may be available for only a few days, it may be invested by the Portfolio in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolio, typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and will be marked to market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolio follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Board of Trustees of the fund. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. It is the current policy of the Portfolios not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by a Portfolio, amounts to more than 15% of its net assets. A Portfolio's investments in repurchase agreements may at times be substantial when, in the view of the Investment Manager, liquidity, tax or other considerations warrant.

    LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Portfolio continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Portfolio will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 25% of the value of its total assets. A loan may be terminated by the borrower on one business days' notice, or by the fund on four business days' notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Portfolio's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Portfolio. Any gain or loss in the market price during the loan period would inure to the Portfolio. The creditworthiness of firms to which the Portfolio lends its portfolio securities will be monitored on an ongoing basis by the Investment Manager pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board of Trustees of the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the fund's investment in such loaned securities. A Portfolio will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    PRIVATE PLACEMENTS. As discussed in each Portfolio's Prospectus, the Portfolio may invest up to 15% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A of the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent a Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

    The Securities and Exchange Commission ("SEC") has adopted Rule 144A under the Securities Act, which permits the Portfolio to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Portfolio. The procedures require that the following factors be taken into account in making a liquidity determination: (1) the frequency of trades and price quotes for the security; (2) the number of dealers and other potential purchasers who have issued quotes on the security; (3) any dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If a restricted security is determined to be "liquid", such security will not be included within the category "illiquid securities", which under current policies may not exceed 15% of the Portfolio's net assets.

    The Rule 144A marketplace of sellers and qualified institutional buyers is new and still developing and may take a period of time to develop into a mature liquid market. As such, the market for certain private placements purchased pursuant to Rule 144A may be initially small or may, subsequent to purchase, become illiquid. Furthermore, the Investment Manager may not posses all the information concerning an issue of securities that it wishes to purchase in a private placement to which it would normally have had access, had the registration statement necessitated by a public offering been filed with the Securities and Exchange Commission.

    RIGHTS AND WARRANTS. As stated in each Portfolio's Prospectus, the Portfolio may acquire rights and warrants which are attached to other securities in its portfolio, or which are issued as a distribution by the issuer of a security held in its portfolio. Warrants are, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and have no voting rights, pay no dividends and have no rights with respect to the corporation issuing them.

    OPTIONS AND FUTURES TRANSACTIONS As stated in the Prospectus, each Portfolio may write covered call options against securities held in its portfolio and covered put options on eligible portfolio securities and stock indexes and purchase options of the same series to effect closing transactions, and may hedge against potential changes in the market value of investments (or anticipated investments) and facilitate the reallocation of a fund's assets into and out of equities and fixed-income securities by purchasing put and call options on portfolio (or eligible portfolio) securities and engaging in transactions involving futures contracts and options on such contracts. A Portfolio may also hedge against potential changes in the market value of the currencies in which its investments (or anticipated investments) are denominated by purchasing put and call options on currencies and engage in transactions involving currency futures contracts and options on such contracts.

    Call and put options on U.S. Treasury notes, bonds and bills and equity securities are listed on Exchanges and are written in over-the-counter transactions ("OTC options"). Listed options are issued by the Options Clearing Corporation ("OCC") and other clearing entities including foreign exchanges. Ownership of a listed call option gives a Portfolio the right to buy from the OCC the underlying security covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC the underlying security at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Portfolio the right to sell the underlying security to the OCC at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security from the OCC at the exercise price.

    OPTIONS ON TREASURY BONDS AND NOTES. Because trading in options written on Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges on which such securities trade will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.

    OPTIONS ON TREASURY BILLS. Because a deliverable Treasury bill changes from week to week, writers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Portfolio holds a long position in Treasury bills with a principal amount of the securities deliverable upon exercise of the option, the position may be hedged from a risk standpoint by the writing of a call option. For so long as the call option is outstanding, the Portfolio will hold the Treasury bills in a segregated account with its Custodian, so that they will be treated as being covered.

    OPTIONS ON FOREIGN CURRENCIES. The Portfolio may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, the Portfolio may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Portfolio would be enabled to sell the foreign currency for a fixed amount of U.S. dollars, thereby "locking in" the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, the Portfolio may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. The Portfolio may also purchase call and put options to close out written option positions.

    The Portfolio may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which a security is denominated and the U.S. dollar, then a loss to a fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Portfolio gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. The Portfolio may also write options to close out long call option positions.

    The markets in foreign currency options are relatively new and the Portfolio's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Portfolio will not purchase or write such options unless and until, in the opinion of the management of the Portfolio, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

    OTC OPTIONS. Exchange-listed options are issued by the OCC which assures that all transactions in such options are properly executed. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the respective Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between a Portfolio and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction. A Portfolio will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York.

    COVERED CALL WRITING. The Portfolio is permitted to write covered call options on portfolio securities and the U.S. dollar and foreign currencies, without limit. Generally, a call option is "covered" if the Portfolio owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Portfolio by its Custodian in a segregated account) the underlying security (currency) subject to the option except that in the case of call options on U.S. Treasury Bills, a fund might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the securities (currency) deliverable under the call option. A call option is also covered if the Portfolio holds a call on the same security (currency) as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the mark to market difference is maintained by the Portfolio in cash, U.S. Government securities or other liquid portfolio securities which the fund holds in a segregated account maintained with its Custodian.

    The Portfolio will receive from the purchaser, in return for a call it has written, a "premium"; i.e., the price of the option. Receipt of these premiums may better enable the Portfolio to achieve a greater total return than would be realized from holding the underlying securities (currency) alone. Moreover, the income received from the premium will offset a portion of the potential loss incurred by the fund if the securities (currency) underlying the option are ultimately sold (exchanged) by the Portfolio at a loss. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, the Portfolio may receive less total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

    As regards listed options and certain OTC options, during the option period, the Portfolio may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, it will be unable to effect a closing purchase transaction.

    Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable the Portfolio to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. Also, effecting a closing purchase transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments by the Portfolio. The Portfolio may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

    If a call option expires unexercised, the Portfolio realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received for on the option less the commission paid.

    Options written by the Portfolio normally have expiration dates of from up to nine months (equity securities) to eighteen months (fixed-income securities) from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security (currency) at the time the option is written. See "Risks of Options and Futures Transactions," below.

    COVERED PUT WRITING. As a writer of a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by the Portfolio will be exercisable by the purchaser only on a specific date). A put is "covered" if, at all times, the Portfolio maintains, in a segregated account maintained on its behalf at the Portfolio's Custodian, cash, U.S. Government securities or other high grade obligations in an amount equal to at least the exercise price of the option, at all times during the option period. Similarly, a short put position could be covered by the Portfolio by its purchase of a put option on the same security as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the mark to market difference is maintained by the Portfolio in cash, U.S. Government securities or other liquid portfolio securities which the Portfolio holds in a segregated account maintained at its Custodian. In writing puts, the Portfolio assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, the Portfolio may be required, at any time, to make payment of the exercise price against delivery of the underlying security. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

    The Portfolio will write put options for two purposes: (1) to receive the income derived from the premiums paid by purchasers; and (2) when the Investment Manager wishes to purchase the security underlying the option at a price lower than its current market price, in which case it will write the covered put at an exercise price reflecting the lower purchase price sought. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction).

    PURCHASING CALL AND PUT OPTIONS. The Portfolio may purchase listed and OTC call and put options in amounts equalling up to 5% of its total assets. The Portfolio may purchase call options in order to close out a covered call position (see "Covered Call Writing" above) or purchase call options on securities they intend to purchase. The Portfolio may also purchase a call option on foreign currency to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction or a call written over-the-counter may be a listed or an OTC option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Portfolio.

    The Portfolio may purchase put options on securities (currency) which it holds (or has the right to acquire) in its portfolio only to protect itself against a decline in the value of the security (currency). If the value of the underlying security (currency) were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. A Portfolio may also purchase put options to close out written put positions in a manner similar to call options closing purchase transactions. In addition, the Portfolio may sell a put option which it has previously purchased prior to the sale of the securities (currency) underlying such option. Such a sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. Any such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by the Portfolio expired without being sold or exercised, the premium would be lost.

    RISKS OF OPTIONS TRANSACTIONS. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the currency in which it is denominated) increase, but has retained the risk of loss should the price of the underlying security (currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities (currency) at the exercise price.

    Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting over-the-counter option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell (exchange) an underlying security (currency) at a time when it might otherwise be advantageous to do so. A covered put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting over-the-counter option would continue to bear the risk of decline in the market price of the underlying security (currency) until the option expires or is exercised. In addition, a coveredput writer would be unable to utilize the amount held in cash or U.S. Government or other liquid portfolio securities as security for the put option for other investment purposes until the exercise or expiration of the option.

    The Portfolio's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option Exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Portfolio may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Portfolio is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

    Among the possible reasons for the absence of a liquid secondary market on an Exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an Exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an Exchange; (v) inadequacy of the facilities of an Exchange or the Options Clearing Corporation ("OCC") to handle current trading volume; or
(vi) a decision by one or more Exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would generally continue to be exercisable in accordance with their terms.

    Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Portfolio's ability to effectively hedge its portfolio.

    In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in options, futures or options thereon, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Portfolio, the Portfolio could experience a loss of all or part of the value of the option. Transactions are entered into by the Portfolio only with brokers or financial institutions deemed creditworthy by the Investment Manager.

    Each of the Exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). An Exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a fund may write.

    While the futures contracts and options transactions to be engaged in by the Portfolio for the purpose of hedging the Portfolio's portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Portfolio's portfolio securities. Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    STOCK INDEX OPTIONS. Options on stock indexes are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indexes may have different multipliers. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash and a gain or loss depends on price movements in the stock market generally (or in a particular segment of the market) rather than the price movements in individual stocks. Currently, options are traded on the Standard & Poor's 100 Index and the Standard & Poor's 500 Index on the Chicago Board Options Exchange, the Major Market Index and the Computer Technology Index, Oil Index and Institutional Index on the American Stock Exchange and the NYSE Index and NYSE Beta Index on the New York Stock Exchange, The Financial News Composite Index on the Pacific Stock Exchange and the Value Line Index, National O-T-C Index and Utilities Index on the Philadelphia Stock Exchange, each of which and any similar index on which options are traded in the future which include stocks that are not limited to any particular industry or segment of the market is referred to as a "broadly based stock market index." Options on stock indexes provide a fund with a means of protecting a Portfolio against the risk of market wide price movements. If the Investment Manager anticipates a market decline, the Portfolio could purchase a stock index put option. If the expected market decline materialized, the resulting decrease in the value of the Portfolio's portfolio would be offset to the extent of the increase in the value of the put option. If the Investment Manager anticipates a market rise, the Portfolio may purchase a stock index call option to enable the Portfolio to participate in such rise until completion of anticipated common stock purchases by the fund. Purchases and sales of stock index options also enable the Investment Manager to more speedily achieve changes in a fund's equity positions.

    The Portfolio will write put options on stock indexes only if such positions are covered by cash, U.S. Government securities or other liquid portfolio securities equal to the aggregate exercise price of the puts, which cover is held for the Portfolio in a segregated account maintained for it by the fund's Custodian. All call options on stock indexes written by the Portfolio will be covered either by a portfolio of stocks substantially replicating the movement of the index underlying the call option or by holding a separate call option on the same stock index with a strike price no higher than the strike price of the call option sold by the fund.

    RISKS OF OPTIONS ON INDEXES. Because exercises of stock index options are settled in cash, call writers such as the Portfolio cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it has been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decrease in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions.

    A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

    If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options.

    FUTURES CONTRACTS. Each Portfolio may purchase and sell interest rate, currency and stock index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes and bills ("interest rate" futures), on the U.S. dollar and foreign currencies, and such indexes as the S&P 500 Index, the Moody's Investment-Grade Corporate Bond Index and the New York Stock Exchange Composite Index ("index" futures).

    As a futures contract purchaser, a Portfolio incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, the Portfolio incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

    The Portfolio will purchase or sell interest rate futures contracts and bond index futures contracts for the purpose of hedging its fixed-income portfolio (or anticipated portfolio) securities against changes in prevailing interest rates. If the Investment Manager anticipates that interest rates may rise and, concomitantly, the price of fixed-income securities fall, a fund may sell an interest rate futures contract or a bond index futures contract. If declining interest rates are anticipated, the Portfolio may purchase an interest rate futures contract to protect against a potential increase in the price of U.S. Government securities the Portfolio intends to purchase. Subsequently, appropriate fixed-income securities may be purchased by the Portfolio in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

    The Portfolio will purchase or sell futures contracts on the U.S. dollar and on foreign currencies to hedge against an anticipated rise or decline in the value of the U.S. dollar or foreign currency in which a portfolio security of the fund is denominated vis-a-vis another currency.

    The Portfolio will purchase or sell stock index futures contracts for the purpose of hedging its equity portfolio (or anticipated portfolio) securities against changes in their prices. If the Investment Manager anticipates that the prices of stock held by the Portfolio may fall, the fund may sell a stock index futures contract. Conversely, if the Investment Manager wishes to hedge against anticipated price rises in those stocks which a Portfolio intends to purchase, the fund may purchase stock index futures contracts. In addition, interest rate and stock index futures contracts will be bought or sold in order to close out a short or long position in a corresponding futures contract.

    Although most interest rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of equity security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of equity security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

    INTEREST RATE FUTURES CONTRACTS. When the Portfolio enters into an interest rate futures contract, it is initially required to deposit with the Portfolio's Custodian, in a segregated account in the name of the broker performing the transaction, an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities equal to approximately 2% of the contract amount. Initial margin requirements are established by the Exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the Exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a brokers' client but is, rather, a good faith deposit on the futures contract which will be returned to the Portfolio upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Portfolio may be required to make subsequent deposits called "variation margin", with the Portfolio's Custodian, in the account in the name of the broker, which are reflective of price fluctuations in the futures contract. Currently, interest rates futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with maturities between 6 1/2 and 10 years, GNMA Certificates and Bank Certificates of Deposit.

    INDEX FUTURES CONTRACTS. The Portfolio may invest in index futures contracts. An index futures contract sale creates an obligation by the Portfolio, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by the Portfolio, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indexes do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date which reflects accumulated profits and losses credited or debited to each party's account.


    The Portfolio is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest rate futures contracts. Currently, the initial margin requirement is approximately 5% of the contract amount for index futures. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.


    At any time prior to expiration of the futures contract, the Portfolio may elect to close the position by taking an opposite position which will operate to terminate the fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio and the Portfolio realizes a loss or a gain.

    Currently, index futures contracts can be purchased or sold with respect to, among others, the Standard & Poor's 500 Stock Price Index and the Standard & Poor's 100 Stock Price Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange, the Major Market Index on the American Stock Exchange, the Moody's Investment-Grade Corporate Bond Index on the Chicago Board of Trade and the Value Line Stock Index on the Kansas City Board of Trade.

    OPTIONS ON FUTURES CONTRACTS. The Portfolio may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The Portfolio will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, the Investment Manager wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Investment Manager seeks to hedge. Any premiums received in the writing of options on futures contracts may, of course, augment the total return of the fund and thereby provide a further hedge against losses resulting from price declines in portions of the Portfolio's holdings.

    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. The Portfolio may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Portfolio's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call
(put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the Portfolio's assets which may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission ("CFTC") under which the Portfolio is exempted from registration as a commodity pool operator, the fund may only enter into futures contracts and options on futures contracts transactions for purposes of hedging a part or all of its portfolio. If the CFTC changes its regulations so that the Portfolio would be permitted to write options on futures contracts for purposes other than hedging the Portfolio's investments without CFTC registration, the Portfolio may engage in such transactions for those purposes. Except as described above, there are no other limitations on the use of futures and options thereon by the fund.


    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The Portfolio may sell a futures contract to protect against the decline in the value of securities held by the Fund. However, it is possible that the futures market may advance and the value of securities held in the portfolio of the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.


    If the Portfolio purchases a futures contract to hedge against the increase in value of securities it intends to buy, and the value of such securities decreases, then the Portfolio may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

    In addition, if the Portfolio holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. Government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained for the fund by its Custodian. Alternatively, the fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Portfolio.

    If the Portfolio maintains a short position in a futures contract or has sold a call option on a futures contract, it will cover this position by holding, in a segregated account maintained at its Custodian, cash, U.S. Government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.


    Exchanges may limit the amount by which the price of futures contracts may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

    The extent to which the Portfolio may enter into transactions involving options and futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the fund's intention to qualify as such. See "Dividends, Distributions and Taxes" in the Prospectus and the Statement of Additional Information.

    There may exist an imperfect correlation between the price movements of futures contracts purchased by the Portfolio and the movements in the prices of the securities which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate trends by the Investment Manager may still not result in a successful hedging transaction.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the fund from closing out a contract which may result in reduced gain or increased loss to the Portfolio. The absence of a liquid market in futures contracts might cause the fund to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

    Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities.

    The Investment Manager has substantial experience in the use of the investment techniques described above under the heading "Options and Futures Transactions," which techniques require skills different from those needed to select the portfolio securities underlying various options and futures contracts.

    NEW INSTRUMENTS. New financial products and various combinations thereof continue to be developed. The Fund may invest in any such products as may be developed, to the extent consistent with its investment objective and applicable regulatory requirements.

    PORTFOLIO TURNOVER. It is anticipated that the portfolio turnover rate of each Portfolio of the Fund will not exceed 100%. A 100% turnover rate would occur, for example, if 100% of the securities held in a Portfolio of the Fund (excluding all securities whose maturities at acquisition were one year or less) were sold and replaced within one year.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in each Portfolio's Prospectus, the investment restrictions listed below have been adopted by the Fund as fundamental policies of the Portfolios, except as otherwise indicated. Under the Act, a fundamental policy may not be changed with respect to a Portfolio without the vote of a majority of the outstanding voting securities of that Portfolio, as defined in the Act. Such a majority is defined as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio.

    Each Portfolio of the Fund may not:

         1. Purchase or sell real estate or interests therein (including limited partnership interests), although each Portfolio may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

         2. Borrow money, except that each Portfolio may borrow from a bank for temporary or emergency purposes in an amount not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

         3. Issue senior securities as defined in the Act, except insofar as permitted in Investment Restriction 2 and except insofar as each Portfolio may be deemed to have issued a senior security by reason of entering into repurchase agreements.

         4. Make short sales of securities.

         5. Engage in the underwriting of securities, except insofar as a Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

         6. Invest for the purpose of exercising control or management of any other issuer.

         7. Purchase or sell commodities or commodities contracts except that each Portfolio may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

         8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. (For the purpose of this restriction, collateral arrangements with respect to the writing of options by the Portfolio and collateral arrangements with respect to initial or variation margin for futures by the Portfolio are not deemed to be pledges of assets.)

         9. Purchase securities on margin (but a Portfolio may obtain short-term loans as are necessary for the clearance of transactions). The deposit or payment by a Portfolio of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

        10. Make loans of money or securities, except by investment in repurchase agreements. (For the purpose of this restriction, lending of Portfolio securities by the Portfolio are not deemed to be loans).

    Notwithstanding any other investment policy or restriction, each Portfolio of the Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the respective Portfolio.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


    Subject to the general supervision of the Board of Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Portfolios, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Investment Manager currently intends to effect substantially all such transactions through broker-dealers affiliated with the Investment Manager, including Morgan Stanley & Co. Incorporated ("Morgan Stanley"), and Dean Witter Reynolds Inc. ("DWR"), subject to the policies and procedures applicable for affiliated brokers or dealers described below. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Portfolios also expect that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Futures transactions are usually effected through a broker and a commission will be charged. On occasion, the Portfolio may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. During the period February 25, 1998 (commencement of operations) through May 31, 1998, the "Best Ideas" Portfolio paid a total of $1,566,636 in brokerage commissions.



    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Portfolios and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Portfolios and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolio and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.


    The policy of the Portfolios regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Portfolios' policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Portfolios believe that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Portfolios and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    In seeking to implement the Portfolios' policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolios or the Investment Manager. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Portfolios directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the management fee paid to the Investment Manager is not reduced by any amount that may be attributable to the value of such services. During the period February 25, 1998 (commencement of operations) through May 31, 1998, the "Best Ideas" Portfolio paid $495,652 to brokers for research services provided.


    Pursuant to an order of the Securities and Exchange Commission, the Portfolios may effect principal transactions in certain money market instruments with DWR. The Portfolios will limit their transactions with DWR to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e., Certificates of Deposit and Bankers' Acceptances) and Commercial Paper. Such transactions will be effected with DWR only when the price available from DWR is better than that available from other dealers.


    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley, DWR and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions for the Portfolios, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of the Fund, including a majority of the Trustees who are not "interested" persons of the Fund, as defined in the Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Portfolios do not reduce the management fee they pay to the Investment Manager by any amount of the brokerage commissions they may pay to an affiliated broker or dealer. During the period February 25, 1998 (commencement of operations) through May 31, 1998, the Portfolio paid no brokerage commissions to DWR. During the period February 25, 1998 (commencement of operations) through May 31, 1998, the "Best Ideas" Portfolio paid a total of $1,046,737 in brokerage commissions to Morgan Stanley. The Brokerage commissions paid to Morgan Stanley represented approximately 66.8% of the total brokerage commissions paid by the "Best Ideas" Portfolio during the period and were paid on account of transactions having an aggregate dollar value equal to approximately 88.9% of the aggregate dollar value of all portfolio transactions of the "Best Ideas" Portfolio during the period for which commissions were paid.


THE DISTRIBUTOR
--------------------------------------------------------------------------------


    As discussed in the Prospectus, shares of each Portfolio of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor"). The Distributor has entered into a selected dealer agreement with DWR, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into selected dealer agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW. The Trustees of the Fund, including a majority of the Trustees who are not, and were not at the time they voted, interested persons of the Fund, as defined in the Act (the "Independent Trustees"), approved, at their meeting held on November 6, 1997, the current Distribution Agreement appointing the Distributor as exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. By its terms, the Distribution Agreement had an initial term ending April 30, 1998 and will remain in effect from year to year thereafter if approved by the Board. At their meeting held on April 30, 1998, the Trustees of the Fund, approved the continuation of the Distribution Agreement until April 30, 1999.

    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. Such expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealer representatives. The Distributor also pays certain expenses in connection with the distribution of each Portfolio of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of each Portfolio of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal securities laws and pays filing fees in accordance with state securities laws. The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for losses sustained by the Fund or its shareholders.


PLAN OF DISTRIBUTION


    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan") pursuant to which each Class of each Portfolio, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25%, 1.0% and 1.0% of the average daily net assets of Class A, Class B and Class C, respectively. The Distributor also receives the proceeds of front-end sales charges and of contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan (see "Purchase of Fund Shares" in the Prospectus). The Distributor has informed the Fund that it and/or DWR received
(a) approximately $380,966 in contingent deferred sales charges from Class B for the period February 25, 1998 (commencement of operations) through May 31, 1998,
(b) approximately $1,917 and $16,983 in contingent deferred sales charges from Class A and Class C, respectively for the period February 25, 1998 (commencement of operations) through May 31, 1998, and (c) approximately $2,815,924 in front-end sales charges from Class A for the period February 25, 1998 (commencement of operations) through May 31, 1998, none of which was retained by the Distributor.


    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class's average daily net assets are currently each characterized as a "service fee" under the Rules of the Association of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the aforementioned Rules of the Association.

    The Plan was adopted by a majority vote of the Board of Trustees, including all of the Trustees of the Fund who are not "interested persons" of the Fund (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on the Plan, on November 6, 1997.


    Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. For the period February 25, 1998 (commencement of operations) through May 31, 1998, Class A, Class B and Class C shares of the "Best Ideas" Portfolio accrued payments under the Plan amounting to $71,636, $3,844,341 and $409,527 respectively, which amounts are equal to 0.25%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C respectively, for such period.

    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method each Portfolio of the Fund offers four Classes of shares, each with a different distribution arrangement as set forth in the Prospectus.


    With respect to Class A shares, DWR compensates its Financial Advisors by paying them, from proceeds of the front-end sales charge, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code ("Qualified Retirement Plans") for which Morgan Stanley Dean Witter Trust FSB ("MSDW Trust") serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the Investment Manager compensates DWR's Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.



    With respect to Class B shares, DWR compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased by Qualified Retirement Plans for which DWT serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, DWR compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.



    With respect to Class C shares, DWR compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently a residual of up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.



    With respect to Class D shares other than shares held by participants in MSDW Advisors mutual fund asset allocation program, the Investment Manager compensates DWR's Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates DWR's Financial Advisors by paying them, from its own funds, an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the MSDW Advisors mutual fund asset allocation program).



    The gross sales credit is a charge which reflects commissions paid by DWR to its Financial Advisors and DWR's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including (a) the expenses of operating DWR's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other expenses relating to branch promotion of Fund sales. The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund.

No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.


    Each Portfolio is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Portfolio's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class of each Portfolio during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Morgan Stanley Dean Witter Financial Advisor and other selected broker-dealer representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Morgan Stanley Dean Witter Financial Advisor and other selected broker-dealer representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of each Portfolio of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by each Portfolio of the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.



    Each Class of the "Best Ideas" Portfolio paid 100% of the amounts accrued under the Plan with respect to that Class for the period February 25, 1998 (commencement of operations) through May 31, 1998 to the Distributor. The Distributor and DWR estimate that they have spent, pursuant to the Plan, $83,724,470 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways: (i) 4.05% ($3,390,361)--advertising and promotional expenses; (ii) 0.34% ($285,105)--printing of prospectuses for distribution to other than current shareholders; and (iii) 95.61% ($80,049,004)--other expenses, including the gross sales credit and the carrying charge, of which 1.10% ($877,853) represents carrying charges, 40.45% ($32,381,001) represents commission credits to DWR branch offices and other selected broker-dealers for payments of commissions to Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealer representatives and 58.45% ($46,790,150) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and Class C for distribution during the fiscal period February 25, 1998 (commencement of operations) through May 31, 1998 were for expenses which relate to compensation of sales personnel and associated overhead expenses.



    In the case of Class B Shares at any given time, the expenses of distributing shares of a Portfolio may be more or less than the total of (i) the payments made by the Portfolio pursuant to the Plan and (ii) the proceeds of contingent deferred sales charges paid by investors upon redemption of shares. The Distributor has advised the "Best Ideas" Portfolio that in the case of Class B shares the excess distribution expenses including the carrying charge designed to approximate the opportunity costs incurred by DWR which arise from it having advanced monies without having received the amount of any sales charge imposed at the time of sale of the "Best Ideas" Portfolio shares, totaled $79,592,457 as of May 31, 1998. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Portfolio. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or contingent deferred sales charges, may or may not be recovered through future distribution fees or contingent deferred sales charges.


    No interested person of the Fund nor any Trustee of the Fund who is not an interested person of the Fund, as defined in the Act, has any direct financial interest in the operation of the Plan except to the extent that the Distributor, MSDW Advisors, DWR, MSDW Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.



    Under its terms, the Plan has an initial term ending April 30, 1998 and will continue from year to year thereafter, provided such continuance is approved annually by a vote of the Trustees in the manner described above. The most recent continuance of the Plan for one year, until April 30, 1999, was approved by the Board of Trustees of the Fund, including a majority of the Independent 12b-1 Trustees, at a Board meeting held on April 30, 1998. Prior to approving the continuation of the Plan, the Board requested and received from the Distributor and reviewed all the information which it deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan; and (3) what services had been provided and were continuing to be provided under the Plan by the Distributor to the Fund and its shareholders. Based upon their review, the Trustees of the Fund, including each of the Independent 12b-1 Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.


    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of each Portfolio of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of each Portfolio of the Fund (as defined in the Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent 12b-1 Trustees shall be committed to the discretion of the Independent 12b-1 Trustees.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

    The procedures for valuing securities held in each Portfolio are set forth in the Portfolio's Prospectus. As stated in each Portfolio's Prospectus, short-term securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Other short-term debt securities will be valued on a mark-to-market basis until such time as they reach a remaining maturity of sixty days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

    The net asset value per share for each Class of shares of each Portfolio of the Fund is determined once daily as of 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day; Reverend Dr. Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

PURCHASE OF PORTFOLIO SHARES
--------------------------------------------------------------------------------

    As discussed in the Prospectus of each Portfolio, each Portfolio of the Fund offers four Classes of shares as follows:

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

    Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except in the circumstances discussed in the Prospectus.


    RIGHT OF ACCUMULATION. As discussed in the Prospectus, investors may combine the current value of shares purchased in separate transactions for purposes of benefitting from the reduced sales charges available for purchases of shares of the Portfolio totalling at least $25,000 in net asset value. For example, if any person or entity who qualifies for this privilege holds Class A shares of the Portfolio and/ or other Morgan Stanley Dean Witter Funds that are multiple class funds ("Morgan Stanley Dean Witter Multi-Class Funds") or shares of other Morgan Stanley Dean Witter Funds sold with a front-end sales charge purchased at a price including a front-end sales charge having a current value of $5,000, and purchases $20,000 of additional shares of the Portfolio, the sales charge applicable to the $20,000 purchase would be 4.75% of the offering price.



    The Distributor must be notified by the selected broker-dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the selected broker-dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Distributor or Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent") fails to confirm the investor's represented holdings.


    LETTER OF INTENT. As discussed in the Prospectus, reduced sales charges are available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Portfolio from the Distributor or from a single Selected Broker-Dealer.

    A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a thirteen-month period. Each purchase of Class A shares made during the period will receive the reduced sales commission applicable to the amount represented by the goal, as if it were a single purchase. A number of shares equal in value to 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the shareholder. The initial purchase under a Letter of Intent must be equal to at least 5% of the stated investment goal.

    The Letter of Intent does not obligate the investor to purchase, nor the Portfolio to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the shareholder to liquidate a sufficient number of his or her escrowed shares to obtain such difference.


    If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth above under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. For the purpose of determining whether the investor is entitled to a further reduced sales charge applicable to purchases at or above a sales charge level which exceeds the stated goal of a Letter of Intent, the cumulative current net asset value of any shares owned by the investor in any other Morgan Stanley Dean Witter Funds held by the shareholder which were previously purchased at a price including a front-end sales charge (including shares of the Portfolio and other Morgan Stanley Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions) will be added to the cost or net asset value of shares of the Portfolio owned by the investor. However, shares of "Exchange Funds" (see "Shareholder Services-- Exchange Privilege") and the purchase of shares of other Morgan Stanley Dean Witter Funds will not be included in determining whether the stated goal of a Letter of Intent has been reached.


    At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, only shares purchased during the previous 90-day period and still owned by the shareholder will be included in the new sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase shares of the Portfolio pursuant to a Letter of Intent should carefully read such Letter of Intent.

CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES


    Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon most redemptions within six years after purchase. As stated in the Prospectus, a CDSC will be imposed on any redemption by an investor if after such redemption the current value of the investor's Class B shares of the Portfolio is less than the dollar amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years (or, in the case of shares held by certain Qualified Retirement Plans, three years). However, no CDSC will be imposed to the extent that the net asset value of the shares redeemed does not exceed: (a) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption, plus (b) the current net asset value of shares purchased through reinvestment of dividends or distributions of the Portfolio or another Morgan Stanley Dean Witter Fund (see "Shareholder Services--Targeted Dividends"), plus (c) the current net asset value of shares acquired in exchange for (i) shares of Morgan Stanley Dean Witter front-end sales charge funds, or (ii) shares of other Morgan Stanley Dean Witter Funds for which shares of front-end sales charge funds have been exchanged (see "Shareholder Services--Exchange Privilege"), plus (d) increases in the net asset value of the investor's shares above the total amount of payments for the purchase of Portfolio shares made during the preceding six (three) years. The CDSC will be paid to the Distributor. [In addition, no CDSC will be imposed on redemptions of shares which are attributable to reinvestment of dividends or distributions from, or the proceeds of, certain Unit Investment Trusts.]



    In determining the applicability of the CDSC to each redemption, the amount which represents an increase in the net asset value of the investor's shares above the amount of the total payments for the purchase of shares within the last six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) will be redeemed first. In the event the redemption amount exceeds such increase in value, the next portion of the amount redeemed will be the amount which represents the net asset value of the investor's shares purchased more than six (three) years prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of Morgan Stanley Dean Witter front-end sales charge funds, or for shares of other Morgan Stanley Dean Witter funds for which shares of front-end sales charge funds have been exchanged. A portion of the amount redeemed which exceeds an amount which represents both such increase in value and the value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/or shares acquired in the above-described exchanges will be subject to a CDSC.


    The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares of the Portfolio until the time of redemption of such shares. For purposes of determining the number of years from the time of any payment for the purchase of shares, all payments made during a month will be aggregated and deemed to have been made on the last day of the month. The following table sets forth the rates of the CDSC applicable to most Class B shares of the Portfolio:

                                        YEAR SINCE
                                         PURCHASE                                            CDSC AS A PERCENTAGE OF
                                       PAYMENT MADE                                              AMOUNT REDEEMED
------------------------------------------------------------------------------------------  --------------------------
First.....................................................................................               5.0%
Second....................................................................................               4.0%
Third.....................................................................................               3.0%
Fourth....................................................................................               2.0%
Fifth.....................................................................................               2.0%
Sixth.....................................................................................               1.0%
Seventh and thereafter....................................................................             None


    The following table sets forth the rates of the CDSC applicable to Class B shares of the Portfolio shares purchased by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement:


                                        YEAR SINCE
                                         PURCHASE                                            CDSC AS A PERCENTAGE OF
                                       PAYMENT MADE                                              AMOUNT REDEEMED
------------------------------------------------------------------------------------------  --------------------------
First.....................................................................................               2.0%
Second....................................................................................               2.0%
Third.....................................................................................               1.0%
Fourth and thereafter.....................................................................             None

    In determining the rate of the CDSC, it will be assumed that a redemption is made of shares held by the investor for the longest period of time within the applicable six-year or three-year period. This will result in any such CDSC being imposed at the lowest possible rate. The CDSC will be imposed, in accordance with the table shown above, on any redemptions within six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) of purchase which are in excess of these amounts and which redemptions do not qualify for waiver of the CDSC, as described in the Prospectus.

LEVEL LOAD ALTERNATIVE--CLASS C SHARES

    Class C shares are sold without a sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase, except in the circumstances discussed in the Prospectus.

NO LOAD ALTERNATIVE--CLASS D SHARES

    Class D shares are offered without any sales charge on purchase or redemption. Class D shares are offered only to those persons meeting the qualifications set forth in the Prospectus.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

    Upon the purchase of shares of a Portfolio, a Shareholder Investment Account is opened for the investor on the books of the Portfolio of the Fund and maintained by the Transfer Agent. This is an open account in which shares owned by the investor are credited by the Transfer Agent in lieu of issuance of a share certificate. If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. Whenever a shareholder instituted transaction takes place in the Shareholder Investment Account, the shareholder will be mailed a confirmation of the transaction from the Fund or from DWR or other selected broker-dealer.

    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. As stated in the Prospectus of each Portfolio, all income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of the Portfolio, unless the shareholder requests that they be paid in cash. Each purchase of shares of the Portfolio is made upon the condition that the Transfer Agent is thereby automatically appointed as agent of the investor to receive all dividends and capital gains distributions on shares owned by the investor. Such dividends and distributions will be paid, at the net asset value per share, in shares of the applicable Class of the Portfolio (or in cash if the shareholder so requests) as of the close of business on the record date. At any time an investor may request the Transfer Agent, in writing, to have subsequent dividends and/or capital gains distributions paid to him or her in cash rather than shares. To assure sufficient time to process the change, such request should be received by the Transfer Agent at least five business days prior to the record date of the dividend or distribution. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payments will be made to DWR or other selected broker-dealer, and will be forwarded to the shareholder, upon the receipt of proper instructions. It is the Portfolio's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.


    TARGETED DIVIDENDS.-SM- In states where it is legally permissible, shareholders may also have all income dividends and capital gains distributions automatically invested in shares of any Class of an open-end Morgan Stanley Dean Witter Fund other than Morgan Stanley Dean Witter Competitive Edge Fund or in another Class or Portfolio of Morgan Stanley Dean Witter Competitive Edge Fund. Such investment will be made as described above for automatic investment in shares of the applicable Class of the Fund, at the net asset value per share of the selected Morgan Stanley Dean Witter Fund as of the close of business on the payment date of the dividend or distribution and will begin to earn dividends, if any, in the selected Morgan Stanley Dean Witter Fund the next business day. To participate in the Targeted Dividends program, shareholders should contact their DWR or other selected broker-dealer Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or the Transfer Agent. Shareholders of the Portfolio must be shareholders of the selected Class of the Morgan Stanley Dean Witter Fund targeted to receive investments from dividends at the time they enter the Targeted Dividends program. Investors should review the prospectus of the targeted Morgan Stanley Dean Witter Fund before entering the program.



    EASYINVEST.-SM- Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Morgan Stanley Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund. Shares purchased through EasyInvest will be added to the shareholder's existing account at the net asset value calculated the same business day the transfer of funds is effected (subject to any applicable sales charges). Shares of the Morgan Stanley Dean Witter Money Market Funds redeemed in connection with EasyInvest are redeemed on the business day preceding the transfer of funds. For further information or to subscribe to EasyInvest, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or the Transfer Agent.


    INVESTMENT OF DIVIDENDS OR DISTRIBUTIONS RECEIVED IN CASH. As discussed in the Prospectus, any shareholder who receives a cash payment representing a dividend or distribution may invest such dividend or distribution in shares of the applicable Class at net asset value, without the imposition of a CDSC upon redemption, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. If the shareholder returns the proceeds of a dividend or distribution, such funds must be accompanied by a signed statement indicating that the proceeds constitute a dividend or distribution to be invested. Such investment will be made at the net asset value per share next determined after receipt of the check or the proceeds by the Transfer Agent.

    SYSTEMATIC WITHDRAWAL PLAN. As discussed in the Prospectus, a systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September and December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Portfolio Shares"). Therefore, any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable
CDSC) to the shareholder will be the designated monthly or quarterly amount.

    The Transfer Agent acts as agent for the shareholder in tendering to the Portfolio for redemption sufficient full and fractional shares to provide the amount of the periodic withdrawal payment designated in the application. The shares will be redeemed at their net asset value determined, at the shareholder's option, on the tenth or twenty-fifth day (or next following business day) of the relevant month or quarter and normally a check for the proceeds will be mailed by the Transfer Agent, or amounts credited to a shareholder's DWR or other selected broker-dealer brokerage account, within five business days after the date of redemption. The Withdrawal Plan may be terminated at any time by the Portfolio.

    Withdrawal Plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

    Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Although the shareholder may make additional investments of $2,500 or more under the Withdrawal Plan, withdrawals made concurrently with purchases of additional shares may be inadvisable because of sales charges which may be applicable to purchases or redemptions of shares (see "Purchase of Fund Shares").


    Any shareholder who wishes to have payments under the Withdrawal Plan made to a third party or sent to an address other than the one listed on the account must send complete written instructions to the Transfer Agent to enroll in the Withdrawal Plan. The shareholder's signature on such instructions must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A shareholder may, at any time, change the amount and interval of withdrawal payments through his or her Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or by written notification to the Transfer Agent. In addition, the party and/or the address to which checks are mailed may be changed by written notification to the Transfer Agent, with signature guarantees required in the manner described above. The shareholder may also terminate the Withdrawal Plan at any time by written notice to the Transfer Agent. In the event of such termination, the account will be continued as a regular shareholder investment account. The shareholder may also redeem all or part of the shares held in the Withdrawal Plan account (see "Redemptions and Repurchases" in the Prospectus) at any time.


    DIRECT INVESTMENTS THROUGH TRANSFER AGENT. As discussed in the Prospectus, shareholders may make additional investments in any Class of shares of any Portfolio of the Fund for which they qualify at any time by sending a check in any amount, not less than $100, payable to Morgan Stanley Dean Witter Competitive Edge Fund, and indicating the selected Class and Portfolio, directly to the Fund's Transfer Agent. In the case of Class A shares, after deduction of any applicable sales charge, the balance will be applied to the purchase of Portfolio shares, and, in the case of shares of the other Classes, the entire amount will be applied to the purchase of Portfolio shares, at the net asset value per share next computed after receipt of the check or purchase payment by the Transfer Agent. The shares so purchased will be credited to the investor's account.

EXCHANGE PRIVILEGE


    As discussed in the Prospectus, each Portfolio makes available to its shareholders an Exchange Privilege whereby shareholders of each Class of shares of any Portfolio of the Fund may exchange their shares for shares of the same Class of shares of any other Portfolio of the Fund or any other Morgan Stanley Dean Witter Multi-Class Fund without the imposition of any exchange fee. Shares may also be exchanged for shares of any of the following funds: Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust, Morgan Stanley Dean Witter Short-Term Bond Fund and five Morgan Stanley Dean Witter Funds which are money market funds (the foregoing eight funds are hereinafter referred to as the "Exchange Funds"). Class A shares may also be exchanged for shares of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and Morgan Stanley Dean Witter Hawaii Municipal Trust, which are Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Class B shares may also be exchanged for shares of Morgan

Stanley Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term") which is a Morgan Stanley Dean Witter Fund offered with a CDSC. Exchanges may be made after the shares of the Fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss.


    Any new account established through the Exchange Privilege will have the same registration and cash dividend or dividend reinvestment plan as the present account, unless the Transfer Agent receives written notification to the contrary. For telephone exchanges, the exact registration of the existing account and the account number must be provided.

    Any shares held in certificate form cannot be exchanged but must be forwarded to the Transfer Agent and deposited into the shareholder's account before being eligible for exchange. (Certificates mailed in for deposit should not be endorsed.)


    As described below, and in the Prospectus under the caption "Purchase of Portfolio Shares," a CDSC may be imposed upon a redemption, depending on a number of factors, including the number of years from the time of purchase until the time of redemption or exchange ("holding period"). When shares of a Morgan Stanley Dean Witter Multi-Class Fund or Global Short-Term are exchanged for shares of an Exchange Fund, the exchange is executed at no charge to the shareholder, without the imposition of the CDSC at the time of the exchange. During the period of time the shareholder remains in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period or "year since purchase payment made" is frozen. When shares are redeemed out of the Exchange Fund, they will be subject to a CDSC which would be based upon the period of time the shareholder held shares in a Morgan Stanley Dean Witter Multi-Class Fund or Global Short-Term. However, in the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees incurred on or after that date which are attributable to those shares. Shareholders acquiring shares of an Exchange Fund pursuant to this exchange privilege may exchange those shares back into a Morgan Stanley Dean Witter Multi-Class Fund or Global Short-Term from the Exchange Fund, with no CDSC being imposed on such exchange. The holding period previously frozen when shares were first exchanged for shares of the Exchange Fund resumes on the last day of the month in which shares of a Morgan Stanley Dean Witter Multi-Class Fund or Global Short-Term are reacquired. A CDSC is imposed only upon an ultimate redemption, based upon the time (calculated as described above) the shareholder was invested in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term. In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in a FSC Fund.



    When shares initially purchased in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term are exchanged for shares of a Morgan Stanley Dean Witter Multi-Class Fund, shares of a CDSC Fund, shares of a FSC Fund, or shares of an Exchange Fund, the date of purchase of the shares of the fund exchanged into, for purposes of the CDSC upon redemption, will be the last day of the month in which the shares being exchanged were originally purchased. In allocating the purchase payments between funds for purposes of the CDSC, the amount which represents the current net asset value of shares at the time of the exchange which were (i) purchased more than one, three or six years (depending on the CDSC schedule applicable to the shares) prior to the exchange, (ii) originally acquired through reinvestment of dividends or distributions and (iii) acquired in exchange for shares of FSC Funds, or for shares of other Morgan Stanley Dean Witter Funds for which shares of FSC Funds have been exchanged (all such shares called "Free Shares"), will be exchanged first. After an exchange, all dividends earned on shares in an Exchange Fund will be considered Free Shares. If the exchanged amount exceeds the value of such Free Shares, an exchange is made, on a block-by-block basis, of non-Free Shares held for the longest period of time (except that, with respect to Class B shares, if shares held for identical periods of time but subject to different CDSC schedules are held in the same Exchange

Privilege account, the shares of that block that are subject to a lower CDSC rate will be exchanged prior to the shares of that block that are subject to a higher CDSC rate). Shares equal to any appreciation in the value of non-Free Shares exchanged will be treated as Free Shares, and the amount of the purchase payments for the non-Free Shares of the fund exchanged into will be equal to the lesser of (a) the purchase payments for, or (b) the current net asset value of, the exchanged non-Free Shares. If an exchange between funds would result in exchange of only part of a particular block of non-Free Shares, then shares equal to any appreciation in the value of the block (up to the amount of the exchange) will be treated as Free Shares and exchanged first, and the purchase payment for that block will be allocated on a pro rata basis between the non-Free Shares of that block to be retained and the non-Free Shares to be exchanged. The prorated amount of such purchase payment attributable to the retained non-Free Shares will remain as the purchase payment for such shares, and the amount of purchase payment for the exchanged non-Free Shares will be equal to the lesser of (a) the prorated amount of the purchase payment for, or
(b) the current net asset value of, those exchanged non-Free Shares. Based upon the procedures described in the Prospectus under the caption "Purchase of Portfolio Shares," any applicable CDSC will be imposed upon the ultimate redemption of shares of any fund, regardless of the number of exchanges since those shares were originally purchased.

    With respect to the redemption or repurchase of shares of any Portfolio of the Fund, the application of proceeds to the purchase of new shares in the Portfolio or any other of the funds and the general administration of the Exchange Privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's selected broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Portfolio shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any selected broker-dealer.

    The Distributor and any selected broker-dealer have authorized and appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Portfolio or any other fund and the general administration of the Exchange Privilege. No commission or discounts will be paid to the Distributor or any selected broker-dealer for any transactions pursuant to this Exchange Privilege.


    Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. (The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Morgan Stanley Dean Witter Liquid Asset Fund Inc., Morgan Stanley Dean Witter Tax-Free Daily Income Trust, Morgan Stanley Dean Witter California Tax-Free Daily Income Trust and Morgan Stanley Dean Witter New York Municipal Money Market Trust, although those funds may, in their discretion, accept initial investments of as low as $1,000. The minimum initial investment for the Exchange Privilege account of each Class is $10,000 for Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, although that fund, in its discretion, may accept initial purchases of as low as $5,000. The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Morgan Stanley Dean Witter Special Value Fund. The minimum initial investment for the Exchange Privilege account of each Class of all other Morgan Stanley Dean Witter Funds for which the Exchange Privilege is available is $1,000.) Upon exchange into an Exchange Fund, the shares of that fund will be held in a special Exchange Privilege Account separately from accounts of those shareholders who have acquired their shares directly from that fund. As a result, certain services normally available to shareholders of those funds, including the check writing feature, will not be available for funds held in that account.



    The Portfolios and each of the other Morgan Stanley Dean Witter Funds may limit the number of times this Exchange Privilege may be exercised by any investor within a specified period of time. Also, the Exchange Privilege may be terminated or revised at any time by the Portfolios and/or any of the Morgan Stanley Dean Witter Funds for which shares of the Portfolios have been exchanged, upon such notice as may be required by applicable regulatory agencies (presently sixty days' prior written notice for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of Exchange Funds pursuant to the Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised without notice at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, (d) during any other period when the Securities and Exchange Commission by order so permits (provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist) or (e) if the Fund would be unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.


    For further information regarding the Exchange Privilege, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or the Transfer Agent.


REDEMPTIONS AND REPURCHASES
--------------------------------------------------------------------------------

    REDEMPTION. As stated in the Prospectus, shares of each Class of each Portfolio of the Fund can be redeemed for cash at any time at the net asset value per share next determined; however, such redemption proceeds will be reduced by the amount of any applicable CDSC. If shares are held in a shareholder's account without a share certificate, a written request for redemption to the Fund's Transfer Agent at P.O. Box 983, Jersey City, NJ 07303 is required. If certificates are held by the shareholder, the shares may be redeemed by surrendering the certificates with a written request for redemption. The share certificate, or an accompanying stock power, and the request for redemption, must be signed by the shareholder or shareholders exactly as the shares are registered. Each request for redemption, whether or not accompanied by a share certificate, must be sent to the Fund's Transfer Agent, which will redeem the shares at their net asset value next computed (see "Purchase of Fund Shares" in the Prospectus) after it receives the request, and certificate, if any, in good order. Any redemption request received after such computation will be redeemed at the next determined net asset value. The term "good order" means that the share certificate, if any, and request for redemption are properly signed, accompanied by any documentation required by the Transfer Agent, and bear signature guarantees when required by the Fund or the Transfer Agent. If redemption is requested by a corporation, partnership, trust or fiduciary, the Transfer Agent may require that written evidence of authority acceptable to the Transfer Agent be submitted before such request is accepted.

    Whether certificates are held by the shareholder or shares are held in a shareholder's account, if the proceeds are to be paid to any person other than the record owner, or if the proceeds are to be paid to a corporation (other than the Distributor or a selected broker-dealer for the account of the shareholder), partnership, trust or fiduciary, or sent to the shareholder at an address other than the registered address, signatures must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A stock power may be obtained from any dealer or commercial bank. The Fund may change the signature guarantee requirements from time to time upon notice to shareholders, which may be by means of a new prospectus.

    REPURCHASE. As stated in the Prospectus, DWR and other selected broker-dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other selected broker-dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next computed after such purchase order is received by DWR or other selected broker-dealer reduced by any applicable CDSC.

    PAYMENT FOR SHARES REDEEMED OR REPURCHASED. As discussed in the Prospectus, payment for shares of any Class presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that

Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission by order so permits; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist. If the shares to be redeemed have recently been purchased by check (including a certificate or bank cashier's check), payment of redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). It is the Portfolio's policy and practice that, if checks for redemption proceeds remain uncashed, no interest will accrue on amounts represented by such uncashed checks. Shareholders maintaining margin accounts with DWR or another selected broker-dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative regarding restrictions on redemption of shares of the Fund pledged in the margin account.


    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of any shares to a new registration, such shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

    REINSTATEMENT PRIVILEGE. As discussed in the Prospectus, a shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolio in the same Class at the net asset value next determined after a reinstatement request, together with such proceeds, is received by the Transfer Agent.

    Exercise of the reinstatement privilege will not affect the federal income tax treatment of any gain or loss realized upon the redemption or repurchase, except that if the redemption or repurchase resulted in a loss and reinstatement is made in shares of the Fund, some or all of the loss, depending on the amount reinstated, will not be allowed as a deduction for federal income tax purposes but will be applied to adjust the cost basis of the shares acquired upon reinstatement.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, each Portfolio of the Fund will determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. If any such gains are retained, each Portfolio will pay federal income tax thereon, and will notify shareholders that, following an election by the Portfolio, the shareholders will be required to include such undistributed gains in determining their taxable income and may claim their share of the tax paid by the Portfolio as a credit against their individual federal income tax.

    Because each Portfolio of the Fund intends to distribute all of its net investment income and capital gains to shareholders and otherwise continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, it is not expected that the Portfolio will be required to pay any federal income tax. Shareholders will normally have to pay federal income taxes, and any state income taxes, on the dividends and distributions they receive from each Portfolio of the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash. Any dividends declared in the last quarter of any calendar year which are paid in the following year prior to February 1 will be deemed received by the shareholder in the prior calendar year.

    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends received deduction. The Treasury has announced that it will issue regulations or other guidance to permit shareholders to take into account their proportionate share of the Fund's capital gains distributions that will be subject to a reduced rate under the Taxpayer Relief Act of 1997. The Taxpayer Relief Act reduces the maximum tax on long-term capital gains from 28% to 20%, it also lengthened the required holding period to obtain this lower rate from more than 12 months to more than 18 months. However, the IRS Restructuring and Reform Act of 1998 reduces the holding period requirement for the lower capital gain rate to mature 12 months for transactions occuring after January 1, 1998. These lower rates do not apply to collectibles and certain other assets. Additionally, the maximum capital gain rate for assets that are held more than 5 years and that are acquired after December 31, 2000 is 18%.


    Any ordinary income dividends or capital gains distributions received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's shares in that company by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and ordinary income dividends are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or realized long-term capital gains, such payment would be in part a return of the shareholder's investment to the extent of such reduction below the shareholder's cost, but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a dividend or distribution record date.


    Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains during the six month period.


    Dividend payments will be eligible for the federal dividends received deduction available to the Portfolio's corporate shareholders only to the extent the aggregate dividends received by the Portfolio would be eligible for the deduction if the Portfolio were the shareholder claiming the dividends received deduction. The amount of dividends paid by the Portfolio which may qualify for the dividends received deduction is limited to the aggregate amount of qualifying dividends which the Fund derives from its portfolio investments which the Portfolio has held for a minimum period, usually 46 days within a 90 day period beginning 45 days before the ex dividend date of each qualifying dividend. Shareholders must meet a similar holding period requirement with respect to their shares to claim the dividends received deduction with respect to any distribution of qualifying dividends. Any long-term capital gain distributions will also not be eligible for the dividends received deduction. The ability to take the dividends received deduction will also be limited in the case of a Portfolio shareholder which incurs or continues indebtedness which is directly attributable to its investment in the Portfolio.

    After the end of the year, shareholders will be sent full information on their dividends and capital gains distributions for tax purposes, including information as to the portion taxable as ordinary income, the portion taxable as long-term capital gains and the portion eligible for the dividends received deduction. To avoid being subject to a 31% federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders' taxpayer identification numbers must be furnished and certified as to their accuracy.


    Shareholders are urged to consult their attorneys or tax advisors regarding specific questions as to federal, state or local taxes.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    As discussed in the Prospectus, from time to time each Portfolio of the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A,

Class B, Class C and Class D shares. Each Portfolio's "average annual total return" represents an annualization of that Portfolio's total return over a specified period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Portfolio's operations, if shorter than any of the foregoing.



    For periods of less than one year, the Fund quotes its total return on a non-annualized basis. Accordingly, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value by the initial $1,000 investment and subtracting 1 from the result. The ending redeemable value is reduced by any CDSC at the end of the period. Based on the foregoing calculations, the total returns for the period February 25, 1998 (commencement of operations) through May 31, 1998 were -1.74%, -1.50%, 2.50% and 3.80% for Class A, Class B, Class C and Class D, respectively.



    In addition to the foregoing, each Portfolio may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the aggregate total return of each Portfolio may be calculated in the manner described in the preceding paragraph, but without deduction for any applicable sales charge. Based on this calculation, the total returns for each Class for the period February 25, 1998 (commencement of operations) through May 31, 1998 were 3.70%, 3.50%, 3.50% and 3.80% for Class A, Class B, Class C and Class D, respectively.



    Each Portfolio may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the respective Portfolio by adding 1 to the respective Portfolio's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class of the "Best Ideas" Portfolio at inception of the Class would have grown to the following amounts at May 31, 1998:



                                                                                  INVESTMENT AT INCEPTION OF:
                                                                  INCEPTION    ---------------------------------
CLASS                                                               DATE:       $10,000    $50,000    $100,000
---------------------------------------------------------------  ------------  ---------  ---------  -----------
Class A........................................................       2/25/98  $   9,826  $  49,776  $   100,589
Class B........................................................       2/25/98  $  10,350  $  51,750  $   103,500
Class C........................................................       2/25/98  $  10,350  $  51,750  $   103,500
Class D........................................................       2/25/98  $  10,380  $  51,900  $   103,800


    Each Portfolio from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations.

DESCRIPTION OF SHARES OF THE FUND
--------------------------------------------------------------------------------

    The shareholders of each Portfolio of the Fund are entitled to a full vote for each full share held. The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund. Under certain circumstances the Trustees may be removed by action of the Trustees. The shareholders also have the right under certain circumstances to remove the Trustees. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    The Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series. The Trustees have not authorized any such additional series or classes of shares other than as set forth in the Prospectus.

    The Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated above, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

    The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund shall be of unlimited duration, subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. Such balances may, at times, be substantial.


    Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"), Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Portfolio's shares and Dividend Disbursing Agent for payment of dividends and distributions on Portfolio shares and Agent for shareholders under various investment plans described herein. MSDW Trust is an affiliate of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager, and of Morgan Stanley Dean Witter Distributors Inc., the Fund's Distributor. As Transfer Agent and Dividend Disbursing Agent, MSDW Trust's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services MSDW Trust receives a per shareholder account fee.


INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


    PricewaterhouseCoopers LLP serves as the independent accountants of each Portfolio of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.


REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund will send to shareholders, at least semi-annually, reports showing the Portfolio of the Fund's portfolio and other information. An annual report containing financial statements audited by independent accountants will be sent to shareholders each year.

    The Fund's fiscal year ends on May 31. The financial statements of the Fund must be audited at least once a year by independent accountants whose selection is made annually by the Fund's Board of Trustees.

LEGAL COUNSEL
--------------------------------------------------------------------------------

    Barry Fink, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Fund.

EXPERTS
--------------------------------------------------------------------------------


    The financial statements of the Portfolio included in the Prospectus have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

                  MORGAN STANLEY DEAN WITTER COMPETITVE EDGE FUND

                              PART C OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

      a)   FINANCIAL STATEMENTS

     (1) Financial statements and schedules, included in Prospectus (Part A):

                                                                        Page in
                                                                     Prospectus

           Financial Highlights for the period February 25, 1998
           (commencement of operations) through May 31, 1998               4

           Portfolio of Investments at May 31, 1998                       35

           Statement of Assets and Liabilities at May 31, 1998            38

           Statement of Operations for the year ended May 31, 1998        39

           Statement of Changes in Net Assets for the period
           February 25, 1998 (commencement of operations) through
           May 31, 1998                                                   40

           Notes to Financial Statements at May 31, 1998                  41

     (2) Financial statements included in the Statement of Additional Information (Part B):

           None

     (3)   Financial statements included in Part C:

           None

      b)   EXHIBITS

      5 Form of Investment Management Agreement between Registrant and Morgan Stanley Dean Witter Advisors Inc.

      6. Form of distribution Agreement between the registrant Morgan Stanley Dean Witter Distributors Inc.

      8. Form of Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB

      9. Form of Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Advisors Inc.

     11.   Consent of Independent Accountants

     16.   Schedules for Computations of Performance Quotations

     27.   Financial Data Schedules

  Other.   Form of Multiple Class Plan Pursuant to 18-f3

-------------------------------------------------------------------------------
     All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.

Item 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
           None

Item 26.   NUMBER OF HOLDERS OF SECURITIES

            (1)                                       (2)
                                           Number of Record Holders
          Title of Class                       at June 30, 1998
          --------------                   ------------------------
             >
          Class A                                  4,797
          Class B                                177,843
          Class C                                 17,367
          Class D                                     60

Item 27.   Indemnification

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
-------------------------------
(1)  Dean Witter Government Income Trust
(2)  High Income Advantage Trust
(3)  High Income Advantage Trust II
(4)  High Income Advantage Trust III
(5)  InterCapital California Insured Municipal Income Trust
(6)  InterCapital California Quality Municipal Securities
(7)  InterCapital Income Securities Inc.
(8)  InterCapital Insured California Municipal Securities
(9)  InterCapital Insured Municipal Bond Trust
(10) InterCapital Insured Municipal Income Trust
(11) InterCapital Insured Municipal Securities
(12) InterCapital Insured Municipal Trust
(13) InterCapital New York Quality Municipal Securities
(14) InterCapital Quality Municipal Income Trust
(15) InterCapital Quality Municipal Investment Trust
(16) InterCapital Quality Municipal Securities
(17) Municipal Income Opportunities Trust

(18) Municipal Income Opportunities Trust II
(19) Municipal Income Opportunities Trust III
(20) Municipal Income Trust
(21) Municipal Income Trust II
(22) Municipal Income Trust III
(23) Municipal Premium Income Trust
(24) Morgan Stanley Dean Witter Prime Income Trust

OPEN-END INVESTMENT COMPANIES
-----------------------------
(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Money Trust
(4)  Active Assets Tax-Free Trust
(5)  Dean Witter Global Asset Allocation Fund
(6)  Dean Witter Retirement Series
(7)  Morgan Stanley Dean Witter American Value Fund
(8)  Morgan Stanley Dean Witter Balanced Growth Fund
(9)  Morgan Stanley Dean Witter Balanced Income Fund
(10) Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(11) Morgan Stanley Dean Witter California Tax-Free Income Fund
(12) Morgan Stanley Dean Witter Capital Appreciation Fund
(13) Morgan Stanley Dean Witter Capital Growth Securities
(14) Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(15) Morgan Stanley Dean Witter Convertible Securities Trust
(16) Morgan Stanley Dean Witter Developing Growth Securities Trust
(17) Morgan Stanley Dean Witter Diversified Income Trust
(18) Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(19) Morgan Stanley Dean Witter Equity Fund
(20) Morgan Stanley Dean Witter European Growth Fund Inc.
(21) Morgan Stanley Dean Witter Federal Securities Trust
(22) Morgan Stanley Dean Witter Financial Services Trust
(23) Morgan Stanley Dean Witter Fund of Funds
(24) Morgan Stanley Dean Witter Global Dividend Growth Securities
(25) Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(26) Morgan Stanley Dean Witter Global Utilities Fund
(27) Morgan Stanley Dean Witter Growth Fund
(28) Morgan Stanley Dean Witter Hawaii Municipal Trust
(29) Morgan Stanley Dean Witter Health Sciences Trust
(30) Morgan Stanley Dean Witter High Yield Securities Inc.
(31) Morgan Stanley Dean Witter Income Builder Fund
(32) Morgan Stanley Dean Witter Information Fund
(33) Morgan Stanley Dean Witter Intermediate Income Securities
(34) Morgan Stanley Dean Witter intermediate Term U.S. Treasury Trust
(35) Morgan Stanley Dean Witter International SmallCap Fund
(36) Morgan Stanley Dean Witter Japan Fund
(37) Morgan Stanley Dean Witter Limited Term Municipal Trust
(38) Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(39) Morgan Stanley Dean Witter Market Leader Trust
(40) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(41) Morgan Stanley Dean Witter Mid-Cap Growth Fund
(42) Morgan Stanley Dean Witter Multi-State Municipal Series Trust

(43) Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44) Morgan Stanley Dean Witter New York Municipal Money Market Trust
(45) Morgan Stanley Dean Witter New York Tax-Free Income Fund
(46) Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47) Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48) Morgan Stanley Dean Witter S&P 500 Index Fund
(49) Morgan Stanley Dean Witter Select Dimensions Investment Series
(50) Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(51) Morgan Stanley Dean Witter Short-Term Bond Fund
(52) Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(53) Morgan Stanley Dean Witter Special Value Fund
(54) Morgan Stanley Dean Witter Strategist Fund
(55) Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(56) Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(57) Morgan Stanley Dean Witter U.S. Government Money Market Trust
(58) Morgan Stanley Dean Witter U.S. Government Securities Trust
(59) Morgan Stanley Dean Witter Utilities Fund
(60) Morgan Stanley Dean Witter Value-Added Market Series
(61) Morgan Stanley Dean Witter Variable Investment Series
(62) Morgan Stanley Dean Witter World Wide Income Trust

     The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
-----------------------------
(1)  TCW/DW Emerging Markets Opportunities Trust
(2)  TCW/DW Global Telecom Trust
(3)  TCW/DW Income and Growth Fund
(4)  TCW/DW Latin American Growth Fund
(5)  TCW/DW Mid-Cap Equity Trust
(6)  TCW/DW North American Government Income Trust
(7)  TCW/DW Small Cap Growth Fund
(8)  TCW/DW Total Return Trust

CLOSED-END INVESTMENT COMPANIES
-------------------------------
(1)  TCW/DW Term Trust 2000
(2)  TCW/DW Term Trust 2002
(3)  TCW/DW Term Trust 2003


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ---------------------------------------------------------
Mitchell M. Merin             Chairman and Director of Morgan Stanley Dean Witter
President, Chief              Distributors Inc. ("MSDW Distributors") and Morgan
Executive Officer and         Stanley Dean Witter Trust FSB ("MSDW Trust"); President,
Director                      Chief Executive Officer and Director of Morgan Stanley
                              Dean Witter Services Company Inc. ("MSDW Services");
                              Executive Vice President and Director of Dean Witter
                              Reynolds Inc. ("DWR"); Director of SPS Transaction
                              Services, Inc. and various other Morgan Stanley Dean
                              Witter & Co. ("MSDW") subsidiaries.


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ---------------------------------------------------------
Thomas C. Schneider           Executive Vice President and Chief Strategic and
Executive Vice                Administrative Officer of MSDW; Executive Vice
President and  Chief          President and Chief Financial Officer of MSDW Services
Financial Officer and         MSDW Distributors; Director of DWR, MSDW Distributors
                              and MSDW.

Robert M. Scanlan             President, Chief Operating Officer and Director of MSD
President, Chief              Services, Executive Vice President of MSDW Distributors;
Operating Officer             Executive Vice President and Director of MSDW Trust;
and Director                  Vice President of the Morgan Stanley Dean Witter Funds
                              and the TCW/DW Funds.

Joseph J. McAlinden           Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President      and Director of MSDW Trust.
and Chief Investment
Officer

Edward C. Oelsner, III
Executive Vice President

Barry Fink                    Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary, General Counsel and Director of MSDW
Secretary, General            Services; Senior Vice President, Assistant Secretary and
Counsel and Director          Assistant General Counsel of MSDW Distributors; Vice
                              President, Secretary and General Counsel of the Morgan
                              Stanley Dean Witter Funds and the TCW/DW Funds.

Peter M. Avelar               Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Mark Bavoso                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Richard Felegy
Senior Vice President

Edward F. Gaylor              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Robert S. Giambrone           Senior Vice President of MSDW Services, MSDW
Senior Vice President         Distributors and MSDW Trust and Director of MSDW Trust;
                              Vice President of the Morgan Stanley Dean Witter Funds and
                              the TCW/DW Funds.

Rajesh Gupta                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH MORGAN STANLEY DEAN      OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ---------------------------------------------------------
Kenton J. Hinchcliffe         Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Kevin Hurley                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones              Vice President of Morgan Stanley Dean Witter Special
Senior Vice President         Value Fund.

John B. Kemp, III             President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Jonathan R. Page              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Ira N. Ross                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Guy G. Rutherfurd, Jr.        Vice President of Morgan Stanley Dean Witter Market
Senior Vice President         Leader Trust.

Rochelle G. Siegel            Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Jayne M. Stevlingson          Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Paul D. Vance                 Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Elizabeth A. Vetell
Senior Vice President

James F. Willison             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Ronald J. Worobel             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Douglas Brown
First Vice President


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH MORGAN STANLEY DEAN      OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ---------------------------------------------------------
Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          MSDW Services; Assistant Treasurer of MSDW
and Assistant                 Distributors; Treasurer and Chief Financial Officer of the
Treasurer                     Morgan Stanley Dean Witter Funds and the TCW/DW
                              Funds.

Thomas Chronert
First Vice President

Rosalie Clough
First Vice President

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President and
First Vice President          Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary       Secretary of the Morgan Stanley Dean Witter Funds and
                              the TCW/DW Funds.

Salvatore DeSteno             Vice President of MSDW Services.
First Vice President

Michael Interrante            First Vice President and Controller of MSDW Services;
First Vice President          Assistant Treasurer of MSDW Distributors; First Vice
and Controller                President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Carsten Otto                  First Vice President and Assistant Secretary of MSDW
First Vice President          Services; Assistant Secretary of the Morgan Stanley
     and Assistant Secretary  Dean Witter Funds and the TCW/DW Funds.


Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ---------------------------------------------------------
Joseph Arcieri                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Frank Bruttomesso             Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds
and the TCW/DW Funds.

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Philip Casparius
Vice President

David Dineen
Vice President

Bruce Dunn
Vice President

Michael Durbin
Vice President

Sheila Finnerty
Vice President

Jeffrey D. Geffen
Vice President

Michael Geringer
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President


                                  9

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH MORGAN STANLEY DEAN      OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ---------------------------------------------------------
Sandra Grossman
Vice President

Peter W. Gurman
Vice President

Matthew Haynes                Vice President of Morgan Stanley Dean Witter
Vice President                Variable Investment Series.

Peter Hermann                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Elizabeth Hinchman
Vice President

David Hoffman
Vice President

Christopher Jones
Vice President
Kevin Jung
Vice President

Carol Espejo Kane
Vice President

James P. Kastberg
Vice President

Michelle Kaufman              Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Paula LaCosta                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Thomas Lawlor
Vice President

Gerard J. Lian                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Login
Vice President

Steven MacNamara
Vice President


                                       10



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ---------------------------------------------------------

Catherine Maniscalco          Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.

Albert McGarity
Vice President

LouAnne D. McInnis            Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                   Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.

Richard Norris
Vice President

George Paoletti
Vice President

Anne Pickrell                 Vice President of various  Morgan Stanley Dean Witter
Vice President                Funds.

Michael Roan
Vice President

John Roscoe
Vice President

Hugh Rose
Vice President

Robert Rossetti               Vice President of Morgan Stanley Dean Witter Precious
Vice President                Metals and Minerals Trust.

Ruth Rossi                    Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean Assistant Secretary
                              Witter Funds and the TCW/DW Funds.

                                       11



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ---------------------------------------------------------

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Peter J. Seeley               Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Kathleen H. Stromberg         Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Marybeth Swisher
Vice President

Robert Vanden Assem
Vice President

James P. Wallin
Vice President

Alice Weiss                   Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

John Wong
Vice President


Item 29.    PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Money Trust
(4)  Active Assets Tax-Free Trust
(5)  Dean Witter Global Asset Allocation Fund
(6)  Dean Witter Retirement Series
(7)  Morgan Stanley Dean Witter American Value Fund

(8)  Morgan Stanley Dean Witter Balanced Growth Fund
(9)  Morgan Stanley Dean Witter Balanced Income Fund
(10) Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(11) Morgan Stanley Dean Witter California Tax-Free Income Fund
(12) Morgan Stanley Dean Witter Capital Appreciation Fund
(13) Morgan Stanley Dean Witter Capital Growth Securities
(14) Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(15) Morgan Stanley Dean Witter Convertible Securities Trust
(16) Morgan Stanley Dean Witter Developing Growth Securities Trust
(17) Morgan Stanley Dean Witter Diversified Income Trust
(18) Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(19) Morgan Stanley Dean Witter Equity Fund
(20) Morgan Stanley Dean Witter European Growth Fund Inc.
(21) Morgan Stanley Dean Witter Federal Securities Trust
(22) Morgan Stanley Dean Witter Financial Services Trust
(23) Morgan Stanley Dean Witter Fund of Funds
(24) Morgan Stanley Dean Witter Global Dividend Growth Securities
(25) Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(26) Morgan Stanley Dean Witter Global Utilities Fund
(27) Morgan Stanley Dean Witter Growth Fund
(28) Morgan Stanley Dean Witter Hawaii Municipal Trust
(29) Morgan Stanley Dean Witter Health Sciences Trust
(30) Morgan Stanley Dean Witter High Yield Securities Inc.
(31) Morgan Stanley Dean Witter Income Builder Fund
(32) Morgan Stanley Dean Witter Information Fund
(33) Morgan Stanley Dean Witter Intermediate Income Securities
(34) Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
(35) Morgan Stanley Dean Witter International SmallCap Fund
(36) Morgan Stanley Dean Witter Japan Fund
(37) Morgan Stanley Dean Witter Limited Term Municipal Trust
(38) Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(39) Morgan Stanley Dean Witter Market Leader Trust
(40) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(41) Morgan Stanley Dean Witter Mid-Cap Growth Fund
(42) Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43) Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44) Morgan Stanley Dean Witter New York Municipal Money Market Trust
(45) Morgan Stanley Dean Witter New York Tax-Free Income Fund
(46) Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47) Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48) Morgan Stanley Dean Witter Prime Income Trust
(49) Morgan Stanley Dean Witter S&P 500 Index Fund
(50) Morgan Stanley Dean Witter Short-Term Bond Fund
(51) Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(52) Morgan Stanley Dean Witter Special Value Fund
(53) Morgan Stanley Dean Witter Strategist Fund
(54) Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(55) Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(56) Morgan Stanley Dean Witter U.S. Government Money Market Trust
(57) Morgan Stanley Dean Witter U.S. Government Securities Trust
(58) Morgan Stanley Dean Witter Utilities Fund

(59) Morgan Stanley Dean Witter Value-Added Market Series
(60) Morgan Stanley Dean Witter Variable Investment Series
(61) Morgan Stanley Dean Witter World Wide Income Trust
(1)  TCW/DW Emerging Markets Opportunities Trust
(2)  TCW/DW Global Telecom Trust
(3)  TCW/DW Income and Growth
(4)  TCW/DW Latin American Growth Fund
(5)  TCW/DW Mid-Cap Equity Trust
(6)  TCW/DW North American Government Income Trust
(7)  TCW/DW Small Cap Growth Fund
(8)  TCW/DW Total Return Trust

     (b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 28 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. None of the following persons has any position or office with the Registrant.


NAME                          POSITIONS AND OFFICE WITH MSDW DISTRIBUTORS
----                          -------------------------------------------

Richard M. DeMartini          Director

Christine Edwards             Executive Vice President, Secretary, Director and Chief
                              Legal Officer.

Michael T. Gregg              Vice President and Assistant Secretary.

James F. Higgins              Director

Fredrick K. Kubler            Senior Vice President, Assistant Secretary and Chief
                              Compliance Officer.

Philip J. Purcell             Director

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31.  MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

                              SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th day of July, 1998.


                                Morgan Stanley Dean Witter Competitive Edge Fund

                                        By /s/ Barry Fink
                                           --------------------
                                              Barry Fink

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed below by the following persons the capacities and on the dates indicated.

     SIGNATURES                         TITLE                         DATE
     ----------                         -----                         ----

(1) Principal Executive Officer    President, Chief
                                   Executive Officer,
                                   Trustee and Chairman
By /s/ Charles A. Fiumefreddo                                        7/30/98
   ---------------------------
       Charles A. Fiumefreddo

(2) Principal Financial Officer    Treasurer and Principal
                                   Accounting Officer
By /s/ Thomas F. Caloia                                              7/30/98
   ---------------------------
       Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo
      (Chairman)
    Philip J. Purcell


By /s/ Barry Fink                                                    7/30/98
   ---------------------------
       Barry Fink
       Attorney-in-Fact


    Michael Bozic   Manuel H. Johnson
    Edwin J. Garn   Michael E. Nugent
    John R. Haire   John L. Schroeder
    Wayne E. Hedien

By /s/ David M. Butowsky                                             7/30/98
   ---------------------------
       David M. Butowsky
       Attorney-in-Fact

                          EXHIBIT INDEX

     5 Form of Investment management Agreement between Registrant and Dean Witter InterCapital Inc.

     6. Form of distribution Agreement between the registrant Morgan Stanley Dean Witter Distributors Inc.

     8. Form of Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB

     9. Form of Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Advisors Inc.

     11.  Consent of Independent Accountants

     16.  Schedules for Computations of Performance Quotations

     28.  Financial Data Schedules

  Other.  Form of Multiple Class Plan Pursuant to 18-f3